As filed with the Securities and Exchange Commission on October 2, 1995.


                                                        Registration No. 2-98409
                                                                        811-4325

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 17                      [X]


                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940


                               Amendment No. 16                              [X]


                                   ----------

                        FIRST INVESTORS LIFE SERIES FUND
               (Exact name of Registrant as specified in charter)

                               Mr. Larry R. Lavoie
                          Secretary and General Counsel
                           First Investors Corporation
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement


It is proposed that this filing will become effective on October 13, 1995 pursuant to paragraph (b) of Rule 485.


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite number of shares of beneficial interest, no par value, under the Securities Act of 1933. Registrant will filed a Rule 24f-2 Notice for its fiscal year ending December 31, 1994 on February 21, 1995.

                        FIRST INVESTORS LIFE SERIES FUND
                              CROSS-REFERENCE SHEET

N-1A Item No.                                                                      Location
-------------                                                                      --------

PART A:  PROSPECTUS

 1.  Cover Page..................................................................    Cover Page
 2.  Synopsis....................................................................    Not Applicable
 3.  Condensed Financial Information.............................................    Financial Highlights
 4.  General Description of Registrant...........................................    Investment Objectives and
                                                                                     Policies; General
                                                                                     Information
 5.  Management of the Fund......................................................    Management
 5A. Management's Discussion of
       Fund Performance..........................................................
 6.  Capital Stock and Other Securities..........................................    Dividends and Other
                                                                                     Distributions; Taxes;
                                                                                     Determination of Net
                                                                                     Asset Value
 7.  Purchase of Securities Being Offered........................................    How to Buy Shares
 8.  Redemption or Repurchase....................................................    How to Redeem Shares
 9.  Pending Legal Proceedings...................................................    Management

PART B:  STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page..................................................................    Cover Page
11.  Table of Contents...........................................................    Table of Contents
12.  General Information and History.............................................    General Information
13.  Investment Objectives and Policies..........................................    Investment Policies;
                                                                                     Investment Restrictions
14.  Management of the Fund......................................................    Trustees and Officers
15.  Control Persons and Principal
     Holders of Securities.......................................................    Not Applicable
16.  Investment Advisory and Other Services......................................    Management
17.  Brokerage Allocation........................................................    Allocation of Portfolio
                                                                                     Brokerage
18.  Capital Stock and Other Securities..........................................    Determination of Net
                                                                                     Asset Value
19.  Purchase, Redemption and Pricing
     of Securities Being Offered.................................................    Determination of Net
                                                                                     Asset Value
20.  Tax Status..................................................................    Taxes
21.  Underwriters................................................................    Not Applicable
22.  Performance Data............................................................    Performance Information
23.  Financial Statements........................................................    Financial Statements;
                                                                                     Report of Independent
                                                                                     Accountants
PART C:  OTHER INFORMATION


Information required to be included in Part C is set forth under the appropriate item so numbered, in Part C hereof.

First Investors Life Series Fund

95 Wall Street, New York, New York 10005/(212) 858-8200

         This is a Prospectus for First Investors Life Series Fund ("Life Series Fund"), an open-end, diversified management investment company. The Fund offers ten separate investment series, each of which has different investment objectives and policies: Blue Chip Fund, Cash Management Fund, Discovery Fund, Government Fund, Growth Fund, High Yield Fund, International Securities Fund, Investment Grade Fund, Target Maturity 2007 Fund and Utilities Income Fund (each, a Fund, and collectively, "Funds"). Each Fund's investment objectives are listed on the inside cover.

         Investments in a Fund are made through purchases of the Level Premium Variable Life Insurance Policies ("Policies") or the Individual Variable Annuity Contracts ("Contracts") offered by First Investors Life Insurance Company ("First Investors Life"). Policy premiums, net of certain expenses, are paid into a unit investment trust, First Investors Life Insurance Company Separate Account B ("Separate Account B"). Purchase payments for the Contracts, net of certain expenses, are also paid into a unit investment trust, First Investors Life Variable Annuity Fund C ("Separate Account C"). Separate Account B and Separate Account C ("Separate Accounts") pool these proceeds to purchase shares of a Fund designated by purchasers of the Policies or Contracts. Investments in the Fund are used to fund benefits under the Policies and Contracts. Target Maturity 2007 Fund is only offered to Contractowners of Separate Account C.

         An investment in Life Series Fund, including Cash Management Fund, is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Cash Management Fund will be able to maintain a stable net asset value of $1.00 per share. Investments by the High Yield Fund in high-yield, high risk securities, commonly referred to as "junk bonds," may entail risks that are different or more pronounced than those that would result from investment in higher-rated securities. See "High Yield Securities--Risk Factors."


         This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing and should be retained for future reference. First Investors Management Company, Inc. ("FIMCO" or "Adviser") serves as investment adviser to the Funds. A Statement of Additional Information ("SAI"), dated October 13, 1995 (which is incorporated by reference herein), has been filed with the Securities and Exchange Commission. The SAI is available at no charge upon request to the Funds at the address or telephone number indicated above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         An investment in these securities is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured or protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.



                 The date of this Prospectus is October 13, 1995

         The investment objectives of each Fund of Life Series Fund offered by this Prospectus are as follows:

         Blue Chip Fund. The investment objective of the Fund is to seek high total investment return consistent with the preservation of capital. This goal will be sought by investing, under normal market conditions, primarily in equity securities of larger, well-capitalized companies with high potential earnings growth that have shown a history of dividend payments, commonly known as "Blue Chip" companies.

         Cash Management Fund. The objective of the Fund is to seek to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity. The Cash Management Fund will invest in money market obligations, including high quality securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high grade corporate instruments.

         Discovery Fund. The investment objective of the Fund is to seek long-term capital appreciation, without regard to dividend or interest income, through investment in the common stock of companies with small to medium market capitalization that the Adviser considers to be undervalued or less well known in the current marketplace and to have the potential for capital growth.

         Government Fund. The investment objective of the Fund is to seek to achieve a significant level of current income which is consistent with security and liquidity of principal by investing, under normal market conditions, primarily in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, including mortgage-related securities.

         Growth Fund. The investment objective of the Fund is to seek long-term capital appreciation. This goal will be sought by investing, under normal market conditions, primarily in common stocks of companies and industries selected for their growth potential.

         High Yield Fund. The primary objective of the Fund is to seek to earn a high level of current income. The Fund actively seeks to achieve its secondary objective of capital appreciation to the extent consistent with its primary objective. The Fund seeks to attain its objectives primarily through investments in lower-grade, high-yielding, high risk debt securities, commonly referred to as "junk bonds" ("High Yield Securities").

         International Securities Fund. The primary objective of the Fund is to seek long-term capital growth. As a secondary objective, the Fund seeks to earn a reasonable level of current income. These objectives are sought, under normal market conditions, through investment in common stocks, rights and warrants, preferred stocks, bonds and other debt obligations issued by companies or governments of any nation, subject to certain restrictions with respect to concentration and diversification.

         Investment Grade Fund. The investment objective of the Fund is to seek a maximum level of income consistent with investment in investment grade debt securities.

         Target Maturity 2007 Fund. The investment objective of the Fund is to seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital. The Fund will seek its objective by investing, under normal market conditions, at least 65% of its total assets in zero coupon securities which are issued by the U.S. Government, its agencies or instrumentalities or created by third parties using securities issued by the U.S. Government, its agencies or instrumentalities. The Fund intends to terminate in the year 2007. As a result of the volatile nature of the market for zero coupon securities, the value of Fund shares prior to the Fund's maturity may fluctuate significantly in price. Thus, to achieve a predictable return, investors should hold their investments in the Fund until the Fund liquidates since the Fund's value changes daily with market conditions. Accordingly, any investor who redeems his or her shares prior to the Fund's maturity is likely to achieve a different investment result than the return that was predicted on the date the investment was made, and may even suffer a significant loss.


         Utilities Income Fund. The primary investment objective of Utilities Income Fund is to seek high current income. Long-term capital appreciation is a secondary objective. These objectives are sought, under normal market conditions, through investment in equity and debt securities issued by companies primarily engaged in the public utilities industry.

         There can be no assurance that any Fund will achieve its investment objectives. See "Investment Objectives and Policies" for a detailed description of each Fund's investment objectives and policies.

                              FINANCIAL HIGHLIGHTS

      The following table sets forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each period indicated. The table below has been derived from financial statements which have been examined by Tait, Weller & Baker, independent certified public accountants, whose report thereon appears in the Statement of Additional Information ("SAI"). This information should be read in conjunction with the Financial Statements and Notes thereto, which also appear in the SAI, available at no charge upon request to the Funds.



------------------------------------------------------------------------------------------------------------------------------------
                                                           PER SHARE DATA
                       -------------------------------------------------------------------------------------------------------------
                                         Income from Investment Operations    Less Distributions from
                                       -------------------------------------- -----------------------
                                                    Net Realized
                       Net Asset Value     Net     and Unrealized  Total from       Net        Net
                         Beginning of  Investment    Gain(Loss)    Investment   Investment   Realized     Total      Net Asset Value
                           Period        Income    on Investments  Operations     Income      Gains   Distributions    End of Period
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip
---------
3/8/90* to 12/31/90 .....  $ 10.00        $ .07        $ (.02)      $  .05       $  --        $ --       $  --          $ 10.05
1991 ....................    10.05          .12          2.50         2.62         .05          --         .05            12.62
1992 ....................    12.62          .16           .67          .83         .21          --         .21            13.24
1993 ....................    13.24          .15           .97         1.12         .15          --         .15            14.21
1994 ....................    14.21          .18          (.39)        (.21)        .08         .17         .25            13.75
1/1/95 to 6/30/95 .......    13.75          .13          2.20         2.33         .19         .95        1.14            14.94
Cash Management
---------------
1990 ....................     1.00          .072         --            .072        .072         --         .072            1.00
1991 ....................     1.00          .054         --            .054        .054         --         .054            1.00
1992 ....................     1.00          .029         --            .029        .029         --         .029            1.00
1993 ....................     1.00          .027         --            .027        .027         --         .027            1.00
1994 ....................     1.00          .037         --            .037        .037         --         .037            1.00
1/1/95 to 6/30/95 .......     1.00          .027         --            .027        .027         --         .027            1.00
Discovery
---------
1990 ....................    12.40          .14          (.78)        (.64)        .15         .90         1.05           10.71
1991 ....................    10.71          .07          5.42         5.49         .18          --          .18           16.02
1992 ....................    16.02           --          2.51         2.51         .03         .15          .18           18.35
1993 ....................    18.35           --          3.92         3.92          --         .91          .91           21.36
1994 ....................    21.36          .06          (.62)        (.56)         --         .94          .94           19.86
1/1/95 to 6/30/95 .......    19.86          .05          2.78         2.83         .06        1.26         1.32           21.37
Government
----------
1/7/92* to 12/31/92 .....    10.00          .47           .51          .98         .33          --          .33           10.65
1993 ....................    10.65          .64          (.02)         .66         .70         .19          .89           10.42
1994 ....................    10.42          .79         (1.21)        (.42)        .25         .05          .30            9.70
1/1/95 to 6/30/95 .......     9.70          .32           .57          .89         .62          --          .62            9.97


----------------
*    Commencement of operations
+ Some or all expenses have been waived or assumed by the investment adviser from commencement of operations through June 30, 1995.
++ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(a)  Annualized


------------------------------------------------------------------------------------------------------------------------------------
                                                      RATIOS/SUPPLEMENTAL DATA
                       -------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net Assets
                                                         Ratio to Average Net Assets+   Before Expenses Waived or Assumed
                                          Net Assets     ----------------------------   ---------------------------------  Portfolio
                           Total        End of Period                  Net Investment                   Net Investment     Turnover
                         Return++(%)    (in thousands)     Expenses+(%)   Income(%)       Expenses(%)       Income(%)       Rate(%)
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip
---------
3/8/90* to 12/31/90 .....    .61(a)        $  3,656           --            2.95(a)         1.92(a)          1.03(a)          15
1991 ....................  26.17             13,142         1.00            1.88            1.55             1.34             21
1992 ....................   6.67             23,765          .79            1.66             .86             1.60             40
1993 ....................   8.51             34,030          .88            1.27             N/A              N/A             37
1994 ....................  (1.45)            41,424          .88            1.49             N/A              N/A             82
1/1/95 to 6/30/95 .......  17.90             52,232          .85(a)         2.10(a)          N/A              N/A             10
Cash Management
---------------
1990 ....................   7.49              8,203          .39            6.90            1.15             6.15             N/A
1991 ....................   5.71              9,719          .57            5.39             .93             5.03             N/A
1992 ....................   3.02              8,341          .79            2.99             .98             2.81             N/A
1993 ....................   2.70              4,243          .60            2.67            1.05             2.22             N/A
1994 ....................   3.77              3,929          .60            3.69            1.04             3.25             N/A
1/1/95 to 6/30/95 .......   2.73              4,082          .59(a)         5.40(a)         1.04(a)          4.95(a)          N/A
Discovery
---------
1990 ....................  (5.47)               960           --            2.97            2.68              .28            104
1991 ....................  51.73              4,661          .70             .48            1.49             (.31)            93
1992 ....................  15.74             10,527          .91             .02            1.05             (.12)            91
1993 ....................  22.20             21,221          .87            (.03)            N/A              N/A             69
1994 ....................  (2.53)            30,244          .88             .36             N/A              N/A             53
1/1/95 to 6/30/95 .......  15.01             39,099          .85(a)          .62(a)          N/A              N/A             31
Government
----------
1/7/92* to 12/31/92 .....   9.95(a)           5,064          .03(a)         6.64(a)          .89(a)          5.79(a)         301
1993 ....................   6.35              8,234          .35            6.60             .84             6.11            525
1994 ....................  (4.10)             7,878          .35            6.74             .90             6.19            457
1/1/95 to 6/30/95 .......   9.58              9,121          .35(a)         6.98(a)          .91(a)          6.42(a)         106


------------------------------------------------------------------------------------------------------------------------------------
                                                              PER SHARE DATA
                         -----------------------------------------------------------------------------------------------------------
                                          Income from Investment Operations    Less Distributions from
                                          ---------------------------------    -----------------------
                                                    Net Realized
                         Net Asset Value   Net     and Unrealized   Total from       Net         Net
                          Beginning of  Investment   Gain(Loss)     Investment    Investment  Realized     Total        Asset Value
                            Period       Income    on Investments   Operations     Income       Gains   Distributions  End of Period
------------------------------------------------------------------------------------------------------------------------------------
Growth
------
1990......................  $13.02        $.16        $(.55)          $(.39)        $.06        $ --      $ .06           $12.57
1991......................   12.57         .17         4.15            4.32          .18          --        .18            16.71
1992......................   16.71         .08         1.41            1.49          .18        1.38       1.56            16.64
1993......................   16.64         .07          .93            1.00          .09         .10        .19            17.45
1994......................   17.45         .09         (.60)           (.51)          --         .21        .21            16.73
1/1/95 to 6/30/95.........   16.73         .09         2.45            2.54          .09         .29        .38            18.89
High Yield
----------
1990......................   10.71        1.08        (1.79)           (.71)         .83          --        .83             9.17
1991......................    9.17        1.16         1.66            2.82         1.18          --       1.18            10.81
1992......................   10.81        1.11          .21            1.32         1.69          --       1.69            10.44
1993......................   10.44         .96          .88            1.84         1.12          --       1.12            11.16
1994......................   11.16         .87        (1.14)           (.27)         .31          --        .31            10.58
1/1/95 to 6/30/95.........   10.58         .50          .64            1.14          .96          --        .96            10.76
International Securities
------------------------
4/16/90* to 12/31/90......   10.00         .03          .34             .37           --          --         --            10.37
1991......................   10.37         .09         1.49            1.58          .03         .05        .08            11.87
1992......................   11.87         .15         (.28)           (.13)         .15         .22        .37            11.37
1993......................   11.37         .10         2.41            2.51          .14          --        .14            13.74
1994......................   13.74         .14         (.32)           (.18)         .05          --        .05            13.51
1/1/95 to 6/30/95.........   13.51         .14          .88            1.02          .12         .25        .37            14.16
Investment Grade
----------------
1/7/92* to 12/31/92.......   10.00         .43          .44             .87          .34          --        .34            10.53
1993......................   10.53         .65          .49            1.14          .71         .01        .72            10.95
1994......................   10.95         .67        (1.06)           (.39)         .16         .09        .25            10.31
1/1/95 to 6/30/95.........   10.31         .34          .86            1.20          .53          --        .53            10.98
Utilities Income
----------------
11/15/93* to 12/31/93.....   10.00         .01         (.07)           (.06)          --          --         --             9.94
1994......................    9.94         .24         (.96)           (.72)         .03          --        .03             9.19
1/1/95 to 6/30/95.........    9.19         .14         0.89            1.03          .19          --        .19            10.03


----------------
*    Commencement of operations
+ Some or all expenses have been waived or assumed by the investment adviser from commencement of operations through June 30, 1995.
++ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(a)  Annualized


------------------------------------------------------------------------------------------------------------------------------------
                                                      RATIOS/SUPPLEMENTAL DATA
                       -------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net Assets
                                                         Ratio to Average Net Assets+   Before Expenses Waived or Assumed
                                          Net Assets     ----------------------------   ---------------------------------  Portfolio
                           Total        End of Period                  Net Investment                   Net Investment     Turnover
                         Return++(%)    (in thousands)     Expenses+(%)   Income(%)       Expenses(%)       Income(%)       Rate(%)
------------------------------------------------------------------------------------------------------------------------------------
Growth
------
1990...................... (2.99)           2,366            --            3.03            1.64             1.40             28
1991...................... 34.68            7,743           .69            1.21            1.34              .55            148
1992......................  9.78           16,385           .76             .75            1.20              .30             45
1993......................  6.00           25,658           .91             .43             N/A              N/A             51
1994...................... (2.87)          32,797           .90             .60             N/A              N/A             40
1/1/95 to 6/30/95......... 15.46           41,232           .89(a)         1.09(a)          N/A              N/A             30
High Yield
----------
1990...................... (5.77)          18,331            --           13.21             .91            12.30             35
1991...................... 33.96           23,634           .53           11.95             .89            11.60             40
1992...................... 13.15           24,540           .91           10.48             .96            10.43             84
1993...................... 18.16           30,593           .91            9.49             N/A              N/A             96
1994...................... (1.56)          32,285           .88            9.43             N/A              N/A             50
1/1/95 to 6/30/95......... 11.44           37,132           .85(a)        10.12(a)          N/A              N/A             34
International Securities
------------------------
4/16/90* to 12/31/90......  5.21(a)         3,946            --             .99(a)         3.43(a)         (2.43)(a)         29
1991...................... 15.24            8,653          1.70             .75            2.27              .18             70
1992...................... (1.13)          12,246          1.03            1.55            1.38             1.20             36
1993...................... 22.17           21,009          1.14             .97             N/A              N/A             37
1994...................... (1.29)          31,308          1.03            1.22             N/A              N/A             36
1/1/95 to 6/30/95.........  7.88           34,358          1.01(a)         2.09(a)          N/A              N/A             20
Investment Grade
----------------
1/7/92* to 12/31/92.......  8.91(a)         4,707           .23(a)         6.16(a)          .93(a)          5.46(a)          72
1993...................... 10.93           10,210           .35            6.32             .85             5.82             64
1994...................... (3.53)          11,602           .37            6.61             .92             6.06             15
1/1/95 to 6/30/95......... 12.04           13,543           .50(a)         6.78(a)          .90(a)          6.38(a)          19
Utilities Income
----------------
11/15/93* to 12/31/93..... (4.66)(a)          494            --            1.46(a)         3.99(a)         (2.52)(a)          0
1994...................... (7.24)           4,720           .17            4.13             .95             3.35             31
1/1/95 to 6/30/95......... 11.29            8,647           .34(a)         4.50(a)          .85(a)          3.99(a)           9

                            Target Maturity 2007 Fund
                        April 25, 1995 to August 31, 1995
                                   (Unaudited)


Per Share Data

Net Asset Value, Beginning of Period ........................      $   10.00
                                                                   ---------

Income from Investment Operations
    Net investment income ...................................            .09
    Net realized and unrealized gain on investments .........            .92
                                                                   ---------

       Total from Investment Operations .....................           1.01
                                                                   ---------

Net Asset Value, End of Period ..............................      $   11.01
                                                                   =========


Total Return++ ..............................................          28.80%(a)

Ratio/Supplemental Data

Net Assets, End of Period (in thousands) ....................      $   5,467

Ratios to Average Net Assets:
    Expenses ................................................             --
    Net Investment Income ...................................           5.39(a)

Ratio to Average Net Assets Before
    Expenses Waived
    Expenses ................................................            .75%(a)
    Net Investment Income ...................................           4.64%(a)

Portfolio Turnover Rate .....................................              5%



+ All expenses have been waived or assumed by the investment adviser from commencement of operations through August 31, 1995.
++ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
(a)   Annualized

                       INVESTMENT OBJECTIVES AND POLICIES

Blue Chip Fund

      Blue Chip Fund seeks to provide investors with high total investment return consistent with the preservation of capital. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in securities of "Blue Chip" companies, including common and preferred stocks and securities convertible into common stock, that the Adviser believes have potential earnings growth that is greater than the average company included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Fund also may invest up to 35% of its total assets in the equity securities of non-Blue Chip companies that the Adviser believes have significant potential for growth of capital or future income consistent with the preservation of capital. When market conditions warrant, or when the Adviser believes it is necessary to achieve the Fund's objective, the Fund may invest up to 25% of its total assets in fixed income securities.

      The Fund defines Blue Chip companies as those companies that have a market capitalization of at least $300 million, are dividend paying and are included in the S&P 500. Market capitalization is the total market value of a company's outstanding common stock. Blue Chip companies are considered to be of relatively high quality and generally exhibit superior fundamental characteristics, which may include: potential for consistent earnings growth, a history of profitability and payment of dividends, leadership position in their industries and markets, proprietary products or services, experienced management, high return on equity and a strong balance sheet. Blue Chip companies usually exhibit less investment risk and share price volatility than smaller, less established companies. Examples of Blue Chip companies are American Telephone & Telegraph, General Electric, Pepsico Inc. and Bristol-Myers Squibb.


      The fixed income securities in which the Fund may invest include money market instruments (including prime commercial paper, certificates of deposit of domestic branches of U.S. banks and bankers' acceptances), obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"), including mortgage-backed securities, and corporate debt securities. However, no more than 5% of the Fund's net assets may be invested in corporate debt securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's ("S&P"). The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Fund may also invest up to 5% of its net assets in American Depository Receipts ("ADRs"), enter into repurchase agreements and make loans of portfolio securities. See "Description of Certain Securities, Other Investment Policies and Risk Factors," below, and the SAI for additional information concerning these securities.


Cash Management Fund

      Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity. The Fund generally can invest only in securities that mature within 397 days from the date of purchase. In addition, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

      Cash Management Fund invests primarily in (1) high quality marketable securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, (2) bank certificates of deposit, bankers' acceptances, time deposits and other short-term obligations issued by banks and (3) prime commercial paper and high quality, U.S. dollar denominated short-term corporate bonds and notes. The U.S. Government securities in which the Fund may invest include a variety of U.S. Treasury securities that differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury. See the SAI for additional information on U.S. Government securities. The Fund may invest in domestic bank certificates of deposit (insured up to $100,000) and bankers' acceptances (not insured) issued by domestic banks and savings institutions which are insured by the Federal Deposit Insurance Corporation ("FDIC") and that have total assets exceeding $500 million. The Fund also may invest in certificates of deposit issued by London branches of domestic or foreign banks ("Eurodollar CDs"). The Fund may invest in time deposits and other short-term obligations, including uninsured, direct obligations bearing fixed, floating or variable interest rates, issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks. See Appendix A to the SAI for a description of commercial paper ratings and Appendix B to the SAI for a description of municipal note ratings. The Fund also may invest in repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are market makers in U.S. Government securities, and, in either case, only where the debt instrument subject to the repurchase agreement is a U.S. Treasury or agency obligation.

      Cash Management Fund also may purchase high quality, U.S. dollar denominated short-term bonds and notes, including variable rate and master demand notes issued by domestic and foreign corporations (including banks). Floating and variable rate demand notes and bonds permit the Fund, as the holder, to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. The
Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets and make loans of portfolio securities. See "Description of Certain Securities, Other Investment Policies and Risk Factors" for additional information concerning these securities.

      Cash Management Fund may purchase only obligations that (1) the Adviser determines present minimal credit risks based on procedures adopted by Life Series Fund's Board of Trustees, and (2) are either (a) rated in one of the top two rating categories by at least two nationally recognized statistical ratings organizations ("NRSROs") (or one, if only one rated the security) or (b) unrated securities that the Adviser determines are of comparable quality. Securities qualify as being in the top rating category ("First Tier Securities") if at least two NRSROs (or one, if only one rated the security) have given it the highest rating. If only one NRSRO has rated a security, or it is unrated, the acquisition of that security must be approved or ratified by Life Series Fund's Board of Trustees. The Fund's purchases of commercial paper are limited to First Tier Securities. The Fund may not invest more than 5% of its total assets in securities rated in the second highest rating category ("Second Tier Securities"). Investments in Second Tier Securities of any one issuer are limited to the greater of 1% of the Fund's total assets or $1 million. The Fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued by the U.S. Government, its agencies or instrumentalities).

Discovery Fund

      Discovery Fund seeks long-term capital appreciation, without regard to dividend or interest income. The Fund seeks to achieve its objective by investing in the common stock of companies with small to medium market capitalization that the Adviser considers to be undervalued or less well known in the current marketplace and to have potential for capital growth.


      The Fund seeks to invest in the common stock of companies that are undervalued in the current market in relation to fundamental economic values such as earnings, sales, cash flow and tangible book value; that are early in their corporate development (i.e., before they become widely recognized and well known and while their reputations and track records are still emerging); or that offer the possibility of greater earnings because of revitalized management, new products or structural changes in the economy. Such companies primarily are those with small to medium market capitalization, which the Adviser currently considers to be market capitalization of up to $1.5 billion, but which could be higher under certain market conditions. The Adviser believes that, over time, these securities are more likely to appreciate in price than securities whose market prices have already reached their perceived economic value. In addition, the Fund intends to diversify its holdings among as many companies and industries as the Adviser deems appropriate.


      Companies that are early in their corporate development may be dependent on relatively few products or services, may lack adequate capital reserves, may be dependent on one or two management individuals and may have less of a track record or historical pattern of performance. In addition, there may be less information available as to the issuers and their securities may not be well known to the general public and may not yet have wide institutional ownership. Thus, the investment risk is higher than that normally associated with larger, older or better-known companies.

      Investments in securities of companies with small to medium market capitalization are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of companies with larger market capitalization. Because the securities of most companies with small to medium market capitalization are not as broadly traded as those of companies with larger market capitalization, these securities are often subject to wider and more abrupt fluctuations in market price. In the past, there have been prolonged periods when these securities have substantially underperformed or outperformed the securities of larger capitalization companies. In addition, smaller capitalization companies generally have fewer assets available to cushion an unforeseen adverse occurrence and thus such an occurrence may have a disproportionately negative impact on these companies.

      The Fund may invest up to 10% of its total assets in common stocks issued by foreign companies which are traded on a recognized domestic or foreign securities exchange. In addition to the fundamental analysis of companies and their industries which it performs for U.S. issuers, the Adviser evaluates the economic and political climate of the country in which the company is located and the principal securities markets in which such securities are traded. Although the foreign stocks in which the Fund invests are primarily denominated in foreign currencies, the Fund also may invest in ADRs. The Adviser does not attempt to time actively either short-term market trends or short-term currency trends in any market. See "Foreign Securities--Risk Factors" and "American Depository Receipts and Global Depository Receipts."

      The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Fund also may enter into repurchase agreements and may make loans of portfolio securities. For temporary defensive purposes, the Fund may invest all of its assets in U.S. Government Obligations, prime commercial paper, certificates of deposit and bankers' acceptances. See the SAI for more information regarding these securities.

Government Fund


      Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal by investing, under normal market conditions, at least 65% of its assets in U.S. Government Obligations, including mortgage-backed securities. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Although the payment of interest and principal on a portfolio security may be guaranteed by the U.S. Government or one of its agencies or instrumentalities, shares of the Fund are not insured or guaranteed by the U.S. Government or any agency or instrumentality. The net asset value of shares of the Fund generally will fluctuate in response to interest rate levels. When interest rates rise, prices of fixed income securities generally decline; when interest rates decline, prices of fixed income securities generally rise. See "U.S. Government Obligations" and "Debt Securities-Risk Factors," below.

      The Fund may invest in mortgage-backed securities, including those involving Government National Mortgage Association ("GNMA") certificates, Federal National Mortgage Association ("FNMA") certificates and Federal Home Loan Mortgage Corporation ("FHLMC") certificates. The Fund also may invest in securities issued or guaranteed by other U.S. Government agencies or instrumentalities, including: the Federal Farm Credit System and the Federal Home Loan Bank (each of which may not borrow from the U.S. Treasury and the securities of which are not guaranteed by the U.S. Government); the Tennessee Valley Authority, and the U.S. Postal Service (each of which may borrow from the U.S. Treasury to meet its obligations); the Farmers Home Administration and the Export-Import Bank (the securities of which are backed by the full faith and credit of the United States). The Fund normally reinvests principal payments (whether regular or pre-paid) in additional mortgage-backed securities. See "Mortgage-Backed Securities," below.

      The Fund may invest up to 35% of its assets in securities other than U.S. Government Obligations and mortgage-backed securities. These may include: prime commercial paper, certificates of deposit of domestic branches of U.S. banks, bankers' acceptances, repurchase agreements (applicable to U.S. Government Obligations), insured certificates of deposit and certificates representing accrual on U.S. Treasury securities. The Fund also may make loans of portfolio securities and invest in zero coupon securities. The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. See the SAI for a further discussion of these securities.


      For temporary defensive purposes, the Fund may invest all of its assets in cash, cash equivalents and money market instruments, including bank certificates of deposit, bankers' acceptances and commercial paper issued by domestic corporations, short-term fixed income securities or U.S. Government Obligations. See the SAI for a description of these securities.

Growth Fund


      The investment objective of Growth Fund is long-term capital appreciation. Current income through the receipt of interest or dividends from investments will merely be incidental to the Fund's efforts in pursuing its goal. It is the policy of the Fund to invest, under normal market conditions, primarily in common stocks and it is anticipated that the Fund will usually be so invested. It also may invest to a limited degree in convertible securities and preferred stocks. At least 75% of the value of the Fund's total assets (excluding securities held for defensive purposes) shall be invested in securities of companies in industries in which the Adviser, or the Fund's investment subadviser, Wellington Management Company ("Subadviser" or "WMC"), believes opportunities for capital growth exist. The Fund does not intend to concentrate its investments in a particular industry, but it may invest up to 25% of the value of its assets in a particular industry. The Fund may also invest in ADRs and Global Depository Receipts ("GDRs"), purchase securities on a when-issued or delayed delivery basis and make loans of portfolio securities. The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. For temporary defensive purposes, the Fund may invest all of its assets in U.S. Government Obligations, investment grade bonds, prime commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements and participation interests. See the SAI for a description of these securities.


High Yield Fund

      High Yield Fund primarily seeks high current income and secondarily seeks growth of capital. The Fund actively seeks to achieve its secondary objective to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 65% of its total assets in high risk, high yield securities, commonly referred to as "junk bonds" ("High Yield Securities"). High Yield Securities include the following instruments: fixed, variable or floating rate debt obligations (including bonds, debentures and notes) which are rated below Baa by Moody's or below BBB by S&P, or, if unrated, are deemed to be of comparable quality by the Adviser; preferred stocks and dividend-paying common stocks that have yields comparable to those of high yielding debt securities; any of the foregoing securities of companies that are financially troubled, in default or undergoing bankruptcy or reorganization ("Deep Discount Securities"); and any securities convertible into any of the foregoing. See "High Yield Securities--Risk Factors" and "Deep Discount Securities."


      The Fund may invest up to 5% of its total assets in debt securities issued by foreign governments and companies located outside the United States and denominated in foreign currency. The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets, make loans of portfolio securities, enter into repurchase agreements and invest in zero coupon and pay-in-kind securities. The Fund may also invest in securities on a "when issued" or delayed delivery basis. See "Description of Certain Securities, Other Investment Policies and Risk Factors," below, and the SAI for more information concerning these securities.


      The Fund may invest up to 35% of its total assets in securities other than High Yield Securities, including: dividend-paying common stocks; securities convertible into, or exchangeable for, common stock; debt obligations of all types (including bonds, debentures and notes) rated A or better by Moody's or S&P; U.S. Government Obligations; warrants and money market instruments consisting of prime commercial paper, certificates of deposit of domestic branches of U.S. banks, bankers' acceptances and repurchase agreements.

      In any period of market weakness or of uncertain market or economic conditions, the Fund may establish a temporary defensive position to preserve capital by having all or part of its assets invested in investment grade debt securities or retained in cash or cash equivalents, including bank certificates of deposit, bankers' acceptances, U.S. Government Obligations and commercial paper issued by domestic corporations. See "Description of Certain Securities, Other Investment Policies and Risk Factors," below.


      The medium- to lower-rated, and certain of the unrated securities in which the Fund invests tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not be as strong as that of other issuers. Debt obligations rated lower than Baa or BBB by Moody's or S&P, respectively, are speculative and generally involve more risk of loss of principal and income than higher-rated securities. Also, their yields and market value tend to fluctuate more than higher quality securities. The greater risks and fluctuations in yield and value occur because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. These risks cannot be eliminated, but may be reduced by diversifying holdings to minimize the portfolio impact of any single investment. In addition, fluctuations in market value does not affect the cash income from the securities, but are reflected in the Fund's net asset value. When interest rates rise, the net asset value of the Fund tends to decrease. When interest rates decline, the net asset value of the Fund tends to increase.

      Variable or floating rate debt obligations in which the Fund may invest periodically adjust their interest rates to reflect changing economic conditions. Thus, changing economic conditions specified by the terms of the security would serve to change the interest rate and the return offered to the investor. This reduces the effect of changing market conditions on the security's underlying market value.

      A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. Although the Fund invests primarily in High Yield Securities, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding basis for Federal income tax purposes or to seek capital appreciation.

      Because of the greater number of investment considerations involved in investing in High Yield Securities, the achievement of the Fund's investment objectives depends more on the Adviser's research abilities than would be the case if the Fund were investing primarily in securities in the higher rated categories. Because medium- to lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investments in securities that carry medium to lower ratings or, if unrated, deemed to be of comparable quality by the Adviser. See "High Yield Securities--Risk Factors" and Appendix A for a description of corporate bond ratings.

      The dollar weighted average of credit ratings of all bonds held by the Fund during the 1994 fiscal year, computed on a monthly basis, is set forth below. This information reflects the average composition of the Fund's assets during the 1994 fiscal year and is not necessarily representative of the Fund as of the end of its 1994 fiscal year, the current fiscal year or at any other time in the future.

                                                         Comparable Quality of
                                                         Unrated Securities to
                          Rated by Moody's              Bonds Rated by Moody's
                          ----------------              ----------------------
        Baa                     1.07%                                  0%
        Ba                     12.74                                1.72
        B                      67.88                                2.31
        Caa                     4.82                                0.98
        Ca                      0.10                                   0
                               -----                                ----
        Total                  86.61%                               5.01%


International Securities Fund


      International Securities Fund primarily seeks long-term capital growth and secondarily seeks to earn a reasonable level of current income. The Fund may invest in all types of securities issued by companies and government instrumentalities of any nation approved by the Trustees, subject only to industry concentration and issuer diversification restrictions described below and in the SAI. This investment flexibility permits the Fund to react to rapidly changing economic conditions among countries which cause the relative attractiveness of investments within national markets to be subject to frequent reappraisal. It is a fundamental policy of the Fund that no more than 35% of its total assets will be invested in securities issued by U.S. companies and U.S. Government Obligations or cash and cash equivalents denominated in U.S.
currency. In addition, the Fund presently does not intend to invest more than 35% of its total assets in any one particular country. Further, except for temporary defensive purposes, the Fund's assets will be invested in securities of at least three different countries outside the United States. See "Foreign Securities--Risk Factors". For defensive purposes, the Fund may temporarily invest in securities issued by U.S. companies and the U.S. Government and its agencies and instrumentalities, or cash equivalents denominated in U.S. currency, without limitation as to amount.


      The Fund may purchase securities traded on any foreign stock exchange. The Fund may also purchase ADRs and GDRs. See "American Depository Receipts and Global Depository Receipts," below. The Fund also may invest up to 25% of its total assets in unlisted securities of foreign issuers; provided, however, that no more than 15% of the value of its net assets may be invested in unlisted securities with a limited trading market and other illiquid investments. The investment standards for the selection of unlisted securities are the same as those used in the purchase of securities traded on a stock exchange.

      The Fund may invest in warrants, which may or may not be listed on a recognized United States or foreign exchange. The Fund also may enter into repurchase agreements, purchase securities on a when-issued or delayed delivery basis and make loans of portfolio securities. The Fund also may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. See the SAI for further information concerning these securities.

Investment Grade Fund

      Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in debt securities of U.S. issuers that are rated in the four highest rated categories by Moody's or S&P, or in unrated securities that are deemed to be of comparable quality by the Adviser ("investment grade securities"). The Fund may invest up to 35% of its total assets in U.S. Government Obligations, including mortgage-related securities, dividend-paying common and preferred stocks, obligations convertible into common stocks, repurchase agreements, debt securities rated below investment grade and money market instruments. The Fund may invest up to 5% of its net assets in corporate or government debt securities of foreign issuers which are U.S. dollar denominated and traded in U.S. markets. The Fund may also borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Fund may purchase securities on a when-issued basis, make loans of portfolio securities and invest in zero coupon or pay-in-kind securities. See "Description of Certain Securities, Other Investment Policies and Risk Factors," below, and the SAI for additional information concerning these securities.

      The published reports of rating services are considered by the Adviser in selecting rated securities for the Fund's portfolio. The Adviser also relies, among other things, on its own credit analysis, which includes a study of the existing debt's capital structure, the issuer's ability to service debt (or to pay dividends, if investing in common or preferred stock) and the current trend of earnings for the issuer. Although up to 100% of the Fund's total assets can be invested in debt securities rated at least Baa by Moody's or at least BBB by S&P, or unrated debt securities deemed to be of comparable quality by the Adviser, no more than 5% of the Fund's net assets may be invested in debt securities rated lower than Baa by Moody's or BBB by S&P (including securities that have been downgraded), or, if unrated, deemed to be of comparable quality by the Adviser, or in any equity securities of any issuer if a majority of the debt securities of such issuer are rated lower than Baa by Moody's or BBB by S&P. Securities rated BBB or Baa by S&P or Moody's, respectively, are considered to be speculative with respect to the issuer's ability to make principal and interest payments. The Adviser continually monitors the investments in the Fund's portfolio and carefully evaluates on a case-by-case basis whether to dispose of or retain a debt security which has been downgraded to a rating lower than investment grade. See "Debt Securities--Risk Factors" and Appendix A for a description of corporate bond ratings.


      For temporary defensive purposes, the Fund may invest all of its assets in money market instruments, short-term fixed income securities or U.S. Government Obligations. See "Description of Certain Securities, Other Investment Policies and Risk Factors," below, and the SAI.


Target Maturity 2007 Fund

      Target Maturity 2007 Fund seeks to provide a predictable compounded investment for investors who hold their Fund shares until the Fund's maturity, consistent with preservation of capital. The Fund will seek its objective by investing, under normal market conditions, at least 65% of its total assets in zero coupon securities which are issued by the U.S. Government and its agencies and instrumentalities or created by third parties using securities issued by the U.S. Government and its agencies and instrumentalities. These investments will mature no later than December 31, 2007 (the "Maturity Date"). On the Maturity Date, the Fund will be converted to cash and distributed or reinvested in another Fund of Life Series Fund at the investor's choice.

      The Fund seeks to provide investors with a positive total return at the Maturity Date which, together with the reinvestment of all dividends and distributions, exceeds their original investment in the Fund by a relatively predictable amount. While the risk of fluctuation in the values of zero coupon securities is greater when the period to maturity is longer, that risk tends to diminish as the Maturity Date approaches. Although an investor can redeem shares at the current net asset value at any time, any investor who redeems his or her shares prior to the Maturity Date is likely to achieve a different investment result than the return that was predicted on the date the investment was made, and may even suffer a significant loss.

      Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. When held to maturity, their entire return, which consists of the accretion of the discount, comes from the difference between their issue price and their maturity value. This difference is known at the time of purchase, so investors holding zero coupon securities until maturity know the amount of their investment return at the time of their investment. The market values are subject to greater market fluctuations from changing interest rates prior to maturity than the values of debt obligations of comparable maturities that bear interest currently.
See "Zero Coupon Securities-Risk Factors."

      A portion of the total realized return from conventional interest-paying bonds comes from the reinvestment of periodic interest. Since the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying bonds at the time of the original purchase, the total return of interest-paying bonds is uncertain even for investors holding the security to its maturity. This uncertainty is commonly referred to as reinvestment risk and can have a significant impact on total realized investment return. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity.

      The Fund primarily  will purchase  three types of zero coupon  securities:
(1) U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal Securities), which are created when the coupon payments and the principal payment are stripped from an outstanding Treasury security by the Federal Reserve Bank. Bonds issued by the Resolution Funding Corporation (REFCORP) can also be stripped in this fashion. (2) STRIPS which are created when a dealer deposits a Treasury security or a Federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payment that will be generated by this security. Bonds issued by the Financing Corporation (FICO) can be stripped in this fashion. (3) Zero coupon securities of federal agencies and instrumentalities either issued directly by an agency in the form of a zero coupon bond or created by stripping an outstanding bond.


      The Fund may invest up to 35% of its total assets in the following instruments: interest-bearing obligations issued by the U.S. Government and its agencies and instrumentalities (see "U.S. Government Obligations"), including zero coupon securities maturing beyond 2007; corporate debt securities, including corporate zero coupon securities; repurchase agreements; and money market instruments consisting of prime commercial paper, certificates of deposit of domestic branches of U.S. banks and bankers' acceptances. The Fund may only invest in debt securities rated A or better by Moody's or S&P or in unrated securities that are deemed to be of comparable quality by the Adviser. Debt obligations rated A or better by Moody's or S&P comprise what are known as high-grade bonds and are regarded as having a strong capacity to pay principal and interest. See Appendix A for a description of corporate bond ratings. The Fund may also invest in restricted and illiquid securities, make loans of portfolio securities and purchase securities on a when-issued basis. See the SAI for more information regarding these types of investments.

Utilities Income Fund

      The primary investment objective of Utilities Income Fund is to seek high current income. Long-term capital appreciation is a secondary objective. The Fund seeks its objectives by investing, under normal market conditions, at least 65% of its total assets in equity and debt securities issued by companies primarily engaged in the public utilities industry. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common or preferred stocks. Debt securities in which the Fund may invest will be rated at the time of investment at least A by Moody's or S&P or, if unrated, will be deemed to be of comparable quality as determined by the Adviser. Debt securities rated A or higher by Moody's or S&P or, if unrated, deemed to be of comparable quality by the Adviser, are regarded as having a strong capacity to pay principal and interest. The Fund's policy is to attempt to sell, within a reasonable time period, a debt security in its portfolio which has been downgraded below A, provided that such disposition is in the best interests of the Fund and its shareholders. See Appendix A for a description of corporate bond ratings. The portion of the Fund's assets invested in equity securities and in debt securities will vary from time to time due to changes in interest rates and economic and other factors.

      The utility companies in which the Fund will invest include companies primarily engaged in the ownership or operation of facilities used to provide electricity, gas, water or telecommunications (including telephone, telegraph and satellite, but not companies engaged in public broadcasting or cable television). For these purposes, "primarily engaged" means that (1) more than 50% of the company's assets are devoted to the ownership or operation of one or more facilities as described above, or (2) more than 50% of the company's operating revenues are derived from the business or combination of any of the businesses described above. It should be noted that based on this definition, the Fund may invest in companies which are also involved to a significant degree in non-public utilities activities.

      Utility stocks generally offer dividend yields that exceed those of industrial companies and their prices tend to be less volatile than stocks of industrial companies. However, utility stocks can still be affected by the risks of the stock of industrial companies. Because the Fund concentrates its investments in public utilities companies, the value of its shares will be especially affected by factors peculiar to the utilities industry, and may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. See "Utilities Industries--Risk Factors."

      The Fund may invest up to 35% of its total assets in the following instruments: debt securities (rated at least A by Moody's or S&P) and common and preferred stocks of non-utility companies; U.S. Government Obligations; mortgage-backed securities; cash; and money market instruments consisting of prime commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. The Fund may invest in securities on a "when-issued" or delayed delivery basis and make loans of portfolio securities. The Fund may invest up to 5% of its net assets in ADRs. The Fund may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its net assets. The Fund also may invest in zero coupon and pay-in-kind securities. In addition, in any period of market weakness or of uncertain market or economic conditions, the Fund may establish a temporary defensive position to preserve capital by having all of its assets invested in short-term fixed income securities or retained in cash or cash equivalents. See the SAI for a description of these securities.

      General. Each Fund's net asset value fluctuates based mainly upon changes in the value of its portfolio securities. Each Fund's investment objectives and certain investment limitations set forth in the SAI are fundamental policies that may not be changed without shareholder approval. There can be no assurance that any Fund will achieve its investment objectives.

Description of Certain Securities, Other Investment Policies and Risk Factors


      American Depository Receipts and Global Depository Receipts. International Securities Fund, Growth Fund, Utilities Income Fund and Discovery Fund may invest in sponsored and unsponsored ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers, and other forms of depository receipts for securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value to the ADRs. International Securities Fund and Growth Fund may also invest in sponsored and unsponsored GDRs. GDRs are issued globally and evidence a similar ownership arrangement. Generally, GDRs are designed for trading in non-U.S. securities markets. ADRs and GDRs are considered to be foreign securities by International Securities Fund, Growth Fund, Utilities Income Fund and Discovery Fund, as appropriate. See "Foreign Securities--Risk Factors."


      Bankers' Acceptances. Each Fund may invest in bankers' acceptances. Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

      Certificates of Deposit. Each Fund may invest in bank certificates of deposit ("CDs"). The FDIC is an agency of the U.S. Government which insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current Federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association.

      Commercial Paper. Commercial paper is a promissory note issued by a corporation to finance short-term credit needs which may either be unsecured or backed by a letter of credit. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See Appendix A to the SAI for a description of commercial paper ratings.

      Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. See the SAI for more information on convertible securities.

      Debt Securities--Risk Factors. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors which could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit or an increase in the price of commodities such as oil. In addition, the market value of debt securities is influenced by perceptions of the credit risks associated with such securities. Sale of debt securities prior to maturity may result in a loss and the inability to replace the sold securities with debt securities with a similar yield. Debt obligations rated lower than Baa by Moody's or BBB by S&P, commonly referred to as "junk bonds," are speculative and generally involve a higher risk of loss of principal and income than higher-rated securities. See "High Yield Securities--Risk Factors" and Appendix A for a description of corporate bond ratings.

      Deep Discount Securities. High Yield Fund may invest up to 15% of its total assets in securities of companies that are financially troubled, in default or undergoing bankruptcy or reorganization. Such securities are usually available at a deep discount from the face value of the instrument. The Fund will invest in Deep Discount Securities when the Adviser believes that there exist factors that are likely to restore the company to a healthy financial condition. Such factors include a restructuring of debt, management changes, existence of adequate assets or other unusual circumstances. Debt instruments purchased at deep discounts may pay very high effective yields. In addition, if the financial condition of the issuer improves, the underlying value of the security may increase, resulting in a capital gain. If the company defaults on its obligations or remains in default, or if the plan of reorganization is insufficient for debtholders, the Deep Discount Securities may stop paying interest and lose value or become worthless. The Adviser will balance the benefits of Deep Discount Securities with their risks. While a diversified portfolio may reduce the overall impact of a Deep Discount Security that is in default or loses its value, the risk cannot be eliminated. See "High Yield Securities--Risk Factors."

      Eurodollar Certificates of Deposit. Cash Management Fund may invest in Eurodollar CDs, which are issued by London branches of domestic or foreign banks. Such securities involve risks that differ from certificates of deposit issued by domestic branches of U.S. banks. These risks include future political and economic developments, the possible imposition of United Kingdom withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on such securities.

      Foreign Securities--Risk Factors. International Securities Fund, Growth Fund and Discovery Fund may sell a security denominated in a foreign currency and retain the proceeds in that foreign currency to use at a future date (to purchase other securities denominated in that currency) or a Fund may buy foreign currency outright to purchase securities denominated in that foreign currency at a future date. Because a Fund does not intend to hedge their foreign investments, the Fund will be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.

      International Securities Fund's and Discovery Fund's investments in emerging markets include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

      High Yield Securities--Risk Factors. High Yield Securities are subject to certain risks that may not be present with investments in higher grade securities.

           Effect of Interest Rate and Economic  Changes.  High Yield Securities
rated lower than Baa by Moody's or BBB by S&P, commonly referred to as "junk bonds" are speculative and generally involve a higher risk or loss of principal and income than higher-rated securities. The prices of High Yield Securities tend to be less sensitive to interest rate changes than higher-rated investments, but may be more sensitive to adverse economic changes or individual corporate developments. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities and thus in a Fund's net asset value. A strong economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, highly leveraged companies might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities and thus a Fund's net asset value. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

      Generally, when interest rates rise, the value of fixed rate debt obligations, including High Yield Securities, tends to decrease; when interest rates fall, the value of fixed rate debt obligations tends to increase. If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund. While it is impossible to protect entirely against this risk, diversification of a Fund's portfolio and the Adviser's careful analysis of prospective portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in a Fund's portfolio.


           The High Yield Securities Market. The market for below investment grade bonds expanded rapidly in the 1980's, and its growth paralleled a long economic expansion. During that period, the yields on below investment grade bonds were very high. Such higher yields did not reflect the value of the income stream that holders of such bonds expected, but rather the risk that holders of such bonds could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. In fact, from 1989 to 1991 during a period of economic recession, the percentage of lower quality securities that defaulted rose significantly, although the default rate decreased in subsequent years. There can be no assurance that such declines in the below investment grade market will not reoccur. The market for below investment grade bonds generally is thinner and less active than that for higher quality bonds, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.


           Credit Ratings. The credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value. Although the Adviser considers ratings of recognized rating services such as Moody's and S&P, the Adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. High Yield Fund may invest in securities rated D by S&P or C by Moody's or, if unrated, deemed to be of comparable quality by the Adviser. Debt obligations with these ratings either have defaulted or are in great danger of defaulting and are considered to be highly speculative. See "Deep Discount Securities." The Adviser continually monitors the investments in a Fund's portfolio and carefully evaluates whether to dispose of or retain High Yield Securities whose credit ratings have changed. See Appendix A for a description of corporate bond ratings.

          Liquidity and Valuation.Lower-rated bonds are typically traded among a smaller number of broker-dealers than in a broad secondary market. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many High Yield Securities may not be as liquid as higher-grade bonds. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more volatile valuations of a Fund's holdings and more difficulty in executing trades at favorable prices during unsettled market conditions.

      The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the responsibility of Life Series Fund's Board of Trustees to value High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

           Legislation. Provisions of the Revenue Reconciliation Act of 1989 limit a corporate issuer's deduction for a portion of the original issue discount on "high yield discount" obligations (including certain pay-in-kind securities). This limitation could have a materially adverse impact on the market for certain High Yield Securities. From time to time, legislators and regulators have proposed other legislation that would limit the use of high yield debt securities in leveraged buyouts, mergers and acquisitions. It is not certain whether such proposals, which also could adversely affect High Yield Securities, will be enacted into law.


      Mortgage-Backed Securities

           Mortgage loans made by banks, savings and loan institutions and other lenders are often assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. Interests in such pools are referred to herein as "mortgage-backed securities." The market value of these securities will fluctuate as interest rates and market conditions change. In addition, prepayment of principal by the mortgagees, which often occurs with mortgage-backed securities when interest rates decline, can significantly change the realized yield of these securities.


           GNMA certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Payments of principal and interest on FNMA certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. FHLMC certificates represent mortgages for which FHLMC has guaranteed the timely payment of principal and interest but, like a FNMA certificate, they are not guaranteed by the full faith and credit of the U.S. Government.

           Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA certificates or other government mortgage-backed securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in trusts that are comprised of Mortgage Assets. Unless the context indicates otherwise, references herein to CMOs include Multiclass pass-through securities. Payments of principal of, and interest on, the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or to make scheduled distributions on the multiclass pass-through securities. CMOs in which Government Fund may invest are issued or guaranteed by U.S. Government agencies or instrumentalities, such as FNMA and FHLMC. See the SAI for more information on CMOs.

           Stripped Mortgage-Backed Securities. Government Fund and Target Maturity 2007 Fund may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest while the other class will receive all of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.


      Risks of Mortgage-Backed Securities. Investments in mortgage-backed securities entail both market and prepayment risk. Fixed-rate mortgage-backed securities are priced to reflect, among other things, current and perceived interest rate conditions. As conditions change, market values will fluctuate. In addition, the mortgages underlying mortgage-backed securities generally may be prepaid in whole or in part at the option of the individual buyer. Prepayments of the underlying mortgages can affect the yield to maturity on mortgage-backed securities and, if interest rates decline, the prepayment may only be invested at the then prevailing lower interest rate. Changes in market conditions, particularly during periods of rapid or unanticipated changes in market interest rates, may result in volatility and reduced liquidity of the market value of certain mortgage-backed securities. CMOs and SMBS involve similar risks, although they may be more volatile. In addition, because SMBS were only recently introduced, established trading markets for these securities have not yet developed, although the securities are traded among institutional investors and investment banking firms.


      Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

      Restricted and Illiquid Securities. Each Fund, other than Cash Management Fund, may invest up to 15% of its net assets in illiquid securities. Cash Management Fund may invest up to 10% of its net assets in illiquid securities. These securities include (1) securities that are illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale and (2) repurchase agreements maturing in more than seven days. However, illiquid securities for purposes of this limitation do not include securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, which Life Series Fund's Board of Trustees or the Adviser or the Subadviser has determined are liquid under Board-approved guidelines. See the SAI for more information regarding restricted and illiquid securities.

       Under current guidelines of the staff of the SEC, interest-only and principal-only classes of fixed-rate mortgage-backed securities in which Government Fund may invest are considered illiquid. However, such securities issued by the U.S. Government or one of its agencies or instrumentalities will not be considered illiquid if the Adviser has determined that they are liquid pursuant to guidelines established by Life Series Fund's Board of Trustees. Government Fund may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price lower than could be obtained if they were more liquid. Also the sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

      Time Deposits. Cash Management Fund may invest in time deposits. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. For the most part, time deposits which may be held by the Fund would not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

      U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the U.S. Government include (1) U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance as follows: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States, such as securities issued by the Federal Housing Administration, GNMA, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Farmers Home Administration and the Small Business Administration. The range of maturities of U.S. Government Obligations is usually three months to thirty years.

      Utilities Industry-Risk Factors. Stocks of utilities companies generally offer dividend yields that exceed those of industrial companies and their prices tend to be less volatile than stocks of industrial companies. However, utility stocks can still be affected by the risks of the stock market in general, as well as factors specific to public utilities companies.

      Many utility companies, especially electric and gas and other energy-related utility companies, have historically been subject to the risk of increases in fuel and other operating costs, changes in interest rates on borrowing for capital improvement programs, changes in applicable laws and regulations, and costs and operating constraints associated with compliance with environmental regulations. In particular, regulatory changes with respect to nuclear and conventionally-fueled power generating facilities could increase costs or impair the ability of utility companies to operate such facilities or obtain adequate return on invested capital.

      Certain utilities, especially gas and telephone utilities, have in recent years been affected by increased competition, which could adversely affect the profitability of such utility companies. In addition, expansion by companies engaged in telephone communication services of their non-regulated activities into other businesses (such as cellular telephone services, data processing, equipment retailing, computer services and financial services) has provided the opportunity for increases in earnings and dividends at faster rates than have been allowed in traditional regulated businesses. However, technological innovations and other structural changes also could adversely affect the profitability of such companies in competition with utilities companies.

      Because securities issued by utility companies are particularly sensitive to movements in interest rates, the equity securities of such companies are more affected by movements in interest rates than are the equity securities of other companies.

      Each of these risks could adversely affect the ability and inclination of public utilities companies to declare or pay dividends and the ability of holders of common stock, such as the Utilities Income Fund, to realize any value from the assets of the company upon liquidation or bankruptcy.

      Variable Rate and Floating Rate Notes. Cash Management Fund may invest in variable rate and floating rate notes. Issuers of such notes include corporations, banks, broker-dealers and finance companies. Variable rate notes include master demand notes which are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. See the SAI for more information on these securities.

      Zero Coupon and Pay-In-Kind Securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay interest through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities and the "interest" on pay-in-kind securities must be included in a Fund's income. Thus, to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax on undistributed income, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. See "Taxes" in the SAI. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

      Zero Coupon Securities-Risk Factors. Zero coupon securities are debt securities and thus are subject to the same risk factors as all debt securities. See "Debt Securities-Risk Factors." The market prices of zero coupon securities, however, generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. As a result, the net asset value of shares of the Target Maturity 2007 Fund may fluctuate over a greater range than shares of the other Funds or mutual funds that invest in debt obligations having similar maturities but that make current distributions of interest.

      Zero coupon securities can be sold prior to their due date in the secondary market at their then prevailing market value, which depends primarily on the time remaining to maturity, prevailing levels of interest rates and the perceived credit quality of the issuer. The prevailing market value may be more or less than the securities' value at the time of purchase. While the objective of the Target Maturity 2007 Fund is to seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, the Fund cannot assure that it will be able to achieve a certain level of return due to the possible necessity of having to sell certain zero coupon securities to pay expenses, dividends or meet redemptions at times and at prices that might be disadvantageous or, alternatively, the need to invest assets received from new purchases at prevailing interest rates, which would expose the Fund to reinvestment risk. In addition, no assurance can be given as to the liquidity of the market for certain of these securities. Determination as to the liquidity of such securities will be made in accordance with guidelines established by Life Series Fund's Board of Trustees. In accordance with such guidelines, the Adviser will monitor the Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information.


      Portfolio Turnover. The decline in interest rates in 1993 and 1994 had an impact on the mortgage-backed securities market, where a large volume of prepayments of mortgages occurred. As a result of these prepayments, among other things, Government Fund liquidated many of its positions in premium mortgage-backed securities. This resulted in a portfolio turnover rate for the fiscal years ended 1993 and 1994 of 525% and 457%, respectively. A high rate of portfolio turnover generally leads to increased transaction costs and may result in a greater number of taxable transactions. See "Allocation of Portfolio Brokerage" in the SAI. The Target Maturity 2007 Fund currently does not expect its annual rate of portfolio turnover to exceed 100%. See the SAI for the other Funds' portfolio turnover rate and for more information on portfolio turnover.


                                HOW TO BUY SHARES

      Investments in a Fund are made through purchases of the Policies or the Contracts offered by First Investors Life. Policy premiums, net of certain expenses, are paid into a unit investment trust, Separate Account B. Purchase payments for the Contracts, net of certain expenses, are also paid into a unit investment trust, Separate Account C. The Separate Accounts pool these proceeds to purchase shares of a Fund designated by purchasers of the Policies or Contracts. Orders for the purchase of Fund shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 P.M. (New York City time), on any business day the NYSE is open for trading, will be processed and shares will be purchased at the net asset value determined at the close of regular trading on the NYSE on that day. Orders received after the close of regular trading on the NYSE will be processed at the net asset value determined at the close of regular trading on the NYSE on the next trading day. See "Determination of Net Asset Value."

                              HOW TO REDEEM SHARES

      Shares of a Fund may be redeemed at the direction of Policyowners or Contractowners, in accordance with the terms of the Policies or Contracts. Redemptions will be made at the next determined net asset value of the respective Fund upon receipt of a proper request for redemption or repurchase. Payment will be made by check as soon as possible but within seven days after presentation. However, Life Series Fund's Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the Securities and Exchange Commission ("SEC") or the NYSE is closed for other than weekends and holidays,
(b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale or valuation of portfolio securities held by a Fund is not reasonably practicable.

                                   MANAGEMENT

      Board of Trustees. Life Series Fund's Board of Trustees, as part of its overall management responsibility, oversees various organizations responsible for each Fund's day-to-day management.

      Adviser. First Investors Management Company, Inc. supervises and manages each Fund's investments, supervises all aspects of each Fund's operations and, except for International Securities Fund and Growth Fund, determines each Fund's portfolio transactions. The Adviser is a New York corporation located at 95 Wall Street, New York, NY 10005. First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Transfer Agent. Mr. Glenn O. Head (or members of his family) and Mrs. Julie W. Grayson (as executrix of the estate of her deceased husband, David D. Grayson) each control more than 25% of the voting stock of FICC and, therefore, jointly control the Adviser.

      As compensation for its services, the Adviser receives an annual fee from each Fund, which is payable monthly. For the fiscal year ended December 31, 1994, the advisory fees were 0.75% of average daily net assets for each of Blue Chip Fund, Discovery Fund, Growth Fund, High Yield Fund and International Securities Fund, 0.35% of average daily net assets, net of waiver, for each of Government Fund and Investment Grade Fund, 0.31% of average daily net assets, net of waiver, for Cash Management Fund and 0.17% average daily net assets, net of waiver, for Utilities Income Fund. As compensation for its services, the Adviser receives a fee from Target Maturity 2007 Fund at the rate of 0.75% of the average daily net assets of that Fund.

      Each Fund bears all expenses of its operations other than those incurred by the Adviser under the terms of its advisory agreement. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

      Subadviser. Wellington Management Company has been retained by the Adviser and Life Series Fund, on behalf of International Securities Fund and Growth Fund, as each of those Fund's investment subadviser. The Adviser has delegated discretionary trading authority to WMC with respect to all the assets of International Securities Fund and Growth Fund, subject to the continuing oversight and supervision of the Adviser and the Board of Trustees. As compensation for its services, WMC is paid by the Adviser, and not by either Fund, a fee which is computed daily and paid monthly.


      WMC, located at 75 State Street, Boston, MA 02109, is a Massachusetts general partnership of which Robert W. Doran, Duncan M. McFarland and John B. Neff are Managing Partners. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of June 30, 1995, WMC held investment management authority with respect to approximately $96.0 billion of assets. Of that amount, WMC acted as investment adviser or subadviser to approximately 110 registered investment companies or series of such companies, with net assets of approximately $67.2 billion as of June 30, 1995. WMC is not affiliated with the Adviser or any of its affiliates.


      Portfolio Managers. Patricia D. Poitra, Director of Equities, has been primarily responsible for the day-to-day management of the Blue Chip Fund since October 1994 and Discovery Fund since 1988. Ms. Poitra is assisted by a team of portfolio analysts. Ms. Poitra has been responsible for the management of the Special Situations Series, the Blue Chip Fund and the small capitalization equity portion of Total Return Series, all series of First Investors Series Fund. Ms. Poitra also is responsible for the management of the Blue Chip Fund of Executive Investors Trust and the Made In The U.S.A. Fund of First Investors Series Fund II, Inc. Ms. Poitra joined FIMCO in 1985 as a Senior Equity Analyst.

      George V. Ganter has been Portfolio Manager for High Yield Fund since 1989. Mr. Ganter joined FIMCO in 1985 as a Senior Analyst. In 1986, he became Portfolio Manager for First Investors Special Bond Fund, Inc. In 1989, he became Portfolio Manager for First Investors High Yield Fund, Inc. and Executive Investors High Yield Fund.

      Margaret R. Haggerty is Portfolio Manager for Utilities Income Fund. Ms. Haggerty joined FIMCO in 1990 as an analyst for several First Investors equity funds. In addition, she monitored the management of several First Investors funds for which WMC was the subadviser. In early 1993, she became Portfolio Manager for First Investors Utilities Income Fund of First Investors Series Fund II, Inc.

      Nancy Jones has been Portfolio Manager for Investment Grade Fund since its inception in 1992 and Cash Management Fund since 1989. Ms. Jones joined FIMCO in 1983 as Director of Research in the High Yield Department. In 1989, she became Portfolio Manager for First Investors Fund For Income, Inc. Ms. Jones has been Portfolio Manager for Investment Grade Fund of First Investors Series Fund since its inception in 1991 and has managed the fixed income corporate securities portion of Total Return Series of First Investors Series Fund since 1992.

      Since  August  1995,  WMC's  Growth  Investment  Team,  a group of  equity
portfolio   managers   and  senior   investment   professionals,   has   assumed
responsibility for managing the Growth Fund.

      Since April 1995, John Tomasulo has been primarily responsible for the day-to-day management of the Government Fund and the Target Maturity 2007 Fund. Mr. Tomasulo is also responsible for the management of the First Investors Government Fund, Inc. and for the U.S. Government and mortgage-backed securities portion of the Total Return Series of First Investors Series Fund. Prior to joining FIMCO, Mr. Tomasulo was affiliated with Seligman & Co. since 1987 where he assisted in the management of a U.S. government fund and individual accounts and had primary responsibility for three money market funds.

      Since April 1, 1994, International Securities Fund is managed by WMC's Global Equity Strategy Group, a group of global portfolio managers and senior investment professionals headed by Trond Skramstead. Prior to joining WMC as a portfolio manager in 1993, Mr. Skramstead was a global portfolio manager at Scudder, Stevens & Clark since 1990.

                        DETERMINATION OF NET ASSET VALUE

      The net asset value of shares of each Fund is determined as of the close of regular trading on the NYSE (generally 4:00 P.M., New York City time) on each day the NYSE is open for trading, and at such other times as Life Series Fund's Board of Trustees deems necessary by dividing the value of the securities held by a Fund, plus any cash and other assets, less all liabilities, by the number of shares outstanding. If there is no available market value, securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. The NYSE currently observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The investments in Cash Management Fund, when purchased at a discount, are valued at amortized cost and when purchased at face value, are valued at cost plus accrued interest.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      For the purposes of determining dividends, the net investment income of each Fund, other than Cash Management Fund, consists of interest and dividends, earned discount and other income earned on portfolio securities less expenses. Net investment income of Cash Management Fund consists of (i) accrued interest, plus or minus (ii) all realized and unrealized gains and losses on the Fund's securities, less (iii) accrued expenses. Dividends from net investment income are generally declared and paid annually by each Fund, other than Cash Management Fund. Dividends from net investment income are generally declared daily and paid monthly by Cash Management Fund. Distributions of a Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, after deducting any available capital loss carryovers, are declared and paid annually by each Fund, other than Cash Management Fund, which does not anticipate realizing any such gain. International Securities Fund and High Yield Fund also distribute any net realized gains from foreign currency transactions with their annual distribution. All dividends and other distributions are paid in shares of the distributing Fund at net asset value (without sales charge), generally determined as of the close of business on the business day immediately following the record date of such distribution.

                                      TAXES


      Each Fund has qualified, or intends to qualify, for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and, for International Securities Fund and High Yield Fund, net gains from certain foreign currency transactions) and net capital gain that is distributed to its shareholders.


      Shares of the Funds are offered only to the Separate Accounts, which are insurance company separate accounts that fund variable annuity and variable life insurance contracts. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account that is properly allocable to the value of eligible variable annuity (or variable life insurance) contracts. Please refer to "Federal Income Tax Status" in the Prospectuses of Separate Accounts B and C for information as to the tax status of those accounts and the holders of the Contracts or Policies.

      Each Fund intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Fund by the Investment Company Act of 1940, as amended, and Subchapter M of the Code, place certain limitations on the assets of Separate Accounts B and C -- and of a Fund, because section 817(h) and those regulations treat the assets of a Fund as assets of Separate Accounts B and C -- that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions are considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the section 817(h) requirements would result in taxation of First Investors Life and treatment of the Contract holders and Policyowners other than as described in the Prospectuses of Separate Accounts B and C.

      The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; see the SAI for a more detailed discussion.
Shareholders are urged to consult their tax advisers.

                               GENERAL INFORMATION

      Organization. Life Series Fund is a Massachusetts business trust organized on June 12, 1985. The Board of Trustees of Life Series Fund has authority to issue an unlimited number of shares of beneficial interest of separate series, no par value, of Life Series Fund. The shares of beneficial interest of Life Series Fund are presently divided into ten separate and distinct series. Life Series Fund does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of Life Series Fund's outstanding shares, the Board of Trustees will call a special meeting of shareholders for any purpose, including the removal of Trustees.

      Custodian. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund, except the International Securities Fund. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is custodian of the securities and cash of the International Securities Fund and employs foreign sub-custodians to provide custody of the Fund's foreign assets.

      Transfer Agent. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer agent for each Fund and as redemption agent for regular redemptions.

      Performance. Performance information is contained in Life Series Fund's Annual Report which may be obtained without charge by contacting First Investors Life at 212-858-8200.

      Shareholder Inquiries. Shareholder inquiries can be made by calling First Investors Life at 212-858-8200.

      Annual and Semi-Annual Reports to Shareholders. It is Life Series Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested in writing or by telephone by any shareholder. Life Series Fund will ensure that an additional copy of such reports are sent to any shareholder who subsequently changes his or her mailing address.


                                   APPENDIX A
                      DESCRIPTION OF CORPORATE BOND RATINGS


STANDARD & POOR'S


      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The   ratings   are  based,   in  varying   degrees,   on  the   following
considerations:

     1.   Likelihood of  default-capacity  and  willingness of the obligor
          as  to  the  timely   payment  of  interest  and   repayment  of
          principal  in accordance with the terms of the obligation;

     2.   Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB, B, CCC, CC, C Debt rated "BB," "B," "CCC," "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

      B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

      CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI The rating "CI" is reserved for income bonds on which no interest is being paid.

      D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.



MOODY'S INVESTORS SERVICE, INC.


      Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

      A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

      B Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Financial Highlights ......................................................    4
Investment Objectives and Policies ........................................    9
How to Buy Shares .........................................................   27
How to Redeem Shares ......................................................   27
Management ................................................................   28
Determination of Net Asset Value ..........................................   30
Dividends and Other Distributions .........................................   30
Taxes .....................................................................   30
General Information .......................................................   31
Appendix A ................................................................   32



Investment Adviser                                Custodians
First Investors Management                        The Bank of New York
  Company, Inc.                                   48 Wall Street
95 Wall Street                                    New York, NY  10286
New York, NY  10005
                                                  Brown Brothers
Subadviser                                           Harriman & Co.
Wellington Management                             40 Water Street
  Company                                         Boston, MA  02109
75 State Street
Boston, MA  02109                                 Auditors
                                                  Tait, Weller & Baker
Transfer Agent                                    Two Penn Center Plaza
Administrative Data                               Philadelphia, PA  19102-1707
  Management Corp.
581 Main Street                                   Legal Counsel
Woodbridge, NJ  07095-1198                        Kirkpatrick & Lockhart LLP
                                                  1800 M Street, N.W.
                                                  Washington, D.C.  20036








No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representation must not be relied upon as having been authorized by the Fund or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the shares offered hereby in any state to any person to whom it is unlawful to make such offer in such state.

First Investors
Life Series Fund
---------------------------
Blue Chip Fund
Cash Management Fund
Discovery Fund
Government Fund
Growth Fund
High Yield Fund
International Securities Fund
Investment Grade Fund
Target Maturity 2007 Fund
Utilities Income Fund

---------------------------


Prospectus

----------------------------

October 13, 1995


First Investors Logo


Logo is described as follows: the arabic numeral one separated into seven vertical segments followed by the words "First Investors."

Verticle line from top to bottom in center of page about 1/2 inch in thickness

The following language appears to the left of the above language in the printed piece:


The following language appears on the lefthand side:

FIRST LIFE SERIES FUND
95 WALL STREET
NEW YORK, NY 10005

First Investors Logo (as described above)
A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK


LIFE325

                        FIRST INVESTORS LIFE SERIES FUND

95 Wall Street                                                    (212) 858-8200
New York, New York  10005


                       Statement of Additional Information
                             dated October 13, 1995




         This is a Statement of Additional Information for First Investors Life Series Fund ("Life Series Fund") an open-end, diversified management investment company consisting of ten separate investment portfolios (each, a "Fund," and collectively, the "Funds"). The objectives of each of the Funds is set forth in the Prospectus. There can be no assurance that any Fund will achieve its investment objective. Investments in the Funds are made through purchases of the Level Premium Variable Life Insurance Policies ("Policies") or the Individual Variable Annuity Contracts ("Contracts") offered by First Investors Life Insurance Company ("First Investors Life"). Policy premiums net of certain expenses are paid into a unit investment trust, First Investors Life Insurance Company Separate Account B ("Separate Account B"). Purchase payments for the Contracts net of certain expenses also are paid into a unit investment trust, First Investors Life Variable Annuity Fund C ("Separate Account C"). Separate Account B and Separate Account C pool these proceeds to purchase shares of the Fund designated by purchasers of the Policies or Contracts. Target Maturity 2007 Fund is only offered to Contractowners of Separate Account C.

         This Statement of Additional Information is not a prospectus. It should be read in connection with Life Series Fund's Prospectus dated October 13, 1995, which may be obtained free of cost from the Funds at the address or telephone number noted above.



                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----
Investment Policies .......................................................    2
Hedging and Option Income Strategies ......................................    6
Investment Restrictions ...................................................   15
Trustees and Officers .....................................................   17
Management ................................................................   19
Determination of Net Asset Value ..........................................   21
Allocation of Portfolio Brokerage .........................................   22
Taxes .....................................................................   23
General Information .......................................................   25
Appendix A ................................................................   26
Appendix B ................................................................   27
Financial Statements ......................................................   28

                               INVESTMENT POLICIES

         Certificates of Accrual on U.S. Treasury Securities. Government Fund may purchase certificates, not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury. The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

         Commercial Paper. Commercial paper is a promissory note issued by a corporation to finance short-term credit needs which may either be unsecured or backed by a letter of credit. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See Appendix B for a description of commercial paper ratings.

         Convertible Securities. Each Fund, other than Cash Management Fund and Target Maturity 2007 Fund, may invest in convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds investment adviser, First Investors Management Company, Inc. ("Adviser" or "FIMCO"), or, for Growth Fund and International Securities Fund, their subadviser, Wellington Management Company ("Subadviser" or "WMC") will decide to invest based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock and the judgment of the value of the convertible security relative to the common stock at current prices.



         Loans of Portfolio Securities. Each Fund may loan securities to qualified broker-dealers or other institutional investors provided: the borrower pledges to a Fund and agrees to maintain at all times with that Fund collateral equal to not less than 100% of the value of the securities loaned (plus accrued interest or dividend, if any); the loan is terminable at will by a Fund; a Fund pays only reasonable custodian fees in connection with the loan; and the Adviser or the Subadviser monitors the creditworthiness of the borrower throughout the life of the loan. Such loans may be terminated by a Fund at any time and a Fund may vote the proxies if a material event affecting the investment is to occur. The market risk applicable to any security loaned remains a risk of a Fund. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. A Fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. Each Fund may make loans, together with illiquid securities, not in excess of 10% of its total assets.

         Mortgage-Backed Securities. Government Fund may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgage loans. Each of the certificates described below is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagees of the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.

         Interest rate fluctuations may significantly alter the average maturity of mortgage-backed securities, due to the level of refinancing by homeowners. When interest rates rise, prepayments often drop, which should increase the average maturity of the mortgage-backed security. Conversely, when interest rates fall, prepayments often rise, which should decrease the average maturity of the mortgage-backed security.

                  GNMA Certificates. Government National Mortgage Association ("GNMA") certificates ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owed on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

                  GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Department of Veteran Affairs ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA also is empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

                  Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-backed securities of the types described above. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

                  Yield Characteristics of GNMA Certificates. The coupon rate of interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield which will be earned on GNMA Certificates. First, Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.

                  FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool.

                  FNMA Securities. The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

         Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA Certificates, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

         Participation Interests. Participation interests which may be held by Government Fund are pro rata interests in securities held either by banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities, which are represented by an agreement in writing between the Fund and the entity in whose name the security is issued, rather than possession by the Fund. The Fund will purchase participation interests only in securities otherwise permitted to be purchased by the Fund, and only when they are evidenced by deposit, safekeeping receipts, or book-entry transfer, indicating the creation of a security interest in favor of the Fund in the underlying security. However, the issuer of the participation interests to the Fund will agree in writing, among other things: to promptly remit all payments of principal, interest and premium, if any, to the Fund once received by the issuer; to repurchase the participation interest upon seven days' notice; and to otherwise service the investment physically held by the issuer, a portion of which has been sold to the Fund.


         Repurchase Agreements. Each Fund may enter into repurchase agreements with banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. Government Fund may enter into repurchase agreements only where the debt instrument subject to the repurchase agreement is a U.S.
Government Obligation (as defined in the Prospectus). The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements with more than one year in time to maturity. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, which will at all times be at least equal to 100% of the dollar amount invested by a Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Repurchase agreements maturing in greater than seven days are considered illiquid.


         Restricted and Illiquid Securities. No Fund, other than Cash Management Fund, will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Cash Management Fund may invest up to 10% of its net assets in illiquid securities. This policy includes foreign issuers' unlisted securities with a limited trading market and repurchase agreements maturing in more than seven days. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which Life Series Fund's Board of Trustees or the Adviser or Subadviser has determined under Board-approved guidelines are liquid.

         Restricted securities which are illiquid may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Such securities include those that are subject to restrictions contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be subject to each Fund's limitation on illiquid securities. Where registration is required a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

         In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.


         Stripped U.S. Treasury Securities. Government Fund may invest in separated or divided U.S. Treasury securities. These instruments represent a single interest, or principal, payment on a U.S. Treasury bond which has been separated from all the other interest payments as well as the bond itself. When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures. The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Treasury security and prevailing market interest rates when the separated U.S. Treasury security is purchased. Separated U.S. Treasury securities can be considered a zero coupon investment because no payment is made to the Fund until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.


         Warrants. International Securities Fund may purchase warrants, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock. The Fund may invest up to 15% of its total assets in warrants.

         When-Issued Securities. Growth Fund, High Yield Fund, International Securities Fund, Investment Grade Fund, Target Maturity 2007 Fund and Utilities Income Fund may each invest up to 5% of their net assets in securities issued on a when-issued or delayed delivery basis. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of a Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until equal to the value of the Fund's commitment. When the securities to be purchased are issued, a Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. Sale of securities in the segregated account or other securities owned by a Fund and when-issued securities may cause the realization of a capital gain or loss.


         Portfolio Turnover. Although each Fund generally will not invest for short-term trading purposes, portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Adviser or the Subadviser investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover generally leads to transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions." The rate of portfolio turnover for the fiscal year ended December 31, 1993 for the Blue Chip Fund, Discovery Fund, Growth Fund, High Yield Fund, International Securities Fund and Investment Grade Fund was 37%, 69%, 51%, 96%, 37% and 64%, respectively. The rate of portfolio turnover for the fiscal year ended December 31, 1994 for the Blue Chip Fund, Discovery Fund, Growth Fund, High Yield Fund, International Securities Fund, Investment Grade Fund and Utilities Income Fund was 82%, 53%, 40%, 50%, 36%, 15% and 31%, respectively. See the Prospectus for the portfolio turnover rate for the Government Fund and the expected portfolio turnover rate for Target Maturity 2007 Series.



                      HEDGING AND OPTION INCOME STRATEGIES

         The Subadviser may engage in certain options and futures strategies to hedge International Securities Fund's portfolio and in other circumstances permitted by the Commodities Futures Trading Commission ("CFTC") and may engage in certain options strategies to enhance income. The instruments described below are sometimes referred to collectively as "Hedging Instruments." Certain special characteristics of and risks associated with using Hedging Instruments are discussed below. In addition to the non-fundamental investment guidelines (described below) adopted by Life Series Fund's Board of Trustees to govern the Fund's investments in Hedging Instruments, use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures contracts are traded, the CFTC and various state regulatory authorities. In addition, the Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Taxes."

         International Securities Fund may buy and sell put and call options on stock indices, domestic or foreign securities and foreign currencies that are traded on national securities exchanges or in the over-the-counter ("OTC") market to enhance income or to hedge the Fund's portfolio. International Securities Fund also may write put and covered call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase. International Securities Fund also may purchase put and call options to offset previously written put and call options of the same series. International
Securities Fund also may write put and call options to offset previously purchased put and call options of the same series. Other than to offset closing transactions, International Securities Fund will write only covered call options, including options on futures contracts.

         International Securities Fund may buy and sell financial futures contracts and options thereon that are traded on a commodities exchange or board of trade for hedging purposes. These futures contracts and related options may be on stock indices, financial indices, debt securities or foreign currencies. International Securities Fund also may enter into forward currency contracts.

         Participation in the options or futures markets involves investment risks and transaction costs to which International Securities Fund would not be subject absent the use of these strategies. If the Subadviser's prediction of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. The Fund might not employ any of the strategies described below, and there can be no assurance that any strategy will succeed. The use of these strategies involve certain special risks, including (1) dependence on the Subadviser's ability to predict correctly movements in the direction of interest rates and securities prices, (2)
imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities being hedged, (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities, (4) the possible absence of a liquid secondary market for any particular instrument at any time, and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

         Cover for Hedging and Option Income Strategies. The Fund will not use leverage in its hedging and option income strategies. In the case of each transaction entered into as a hedge, the Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations hereunder. The Fund will not enter into a hedging or option income strategy that exposes the Fund to an obligation to another party unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of hedging and option income strategies by mutual funds and, if required, will set aside cash and/or liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount. Securities, currencies or other options or futures positions used for cover and securities held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Options Strategies. International Securities Fund may purchase call options on securities that the Subadviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options also may be used as a means of participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the Fund's potential loss on the option strategy to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium. The Fund may purchase put options in order to hedge against a decline in the market value of securities held in its portfolio. The put option enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put option may be sold.


         International Securities Fund may write covered call options on securities to increase income in the form of premiums received from the purchasers of the options. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, the Fund will write covered call options on securities generally when the Subadviser believes that the premium received by the Fund, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security. The strategy may be used to provide limited protection against a decrease in the market price of the security in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund will be obligated to sell the security at less than its market value. The Fund gives up the ability to sell the portfolio securities used to cover the call option while the call option is outstanding. Such securities may also be considered illiquid in the case of OTC options written by the Fund, and therefore subject to the Fund's limitation on investments in illiquid securities. See "Restricted and Illiquid Securities." In addition, the Fund could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase would likely be offset by an increase in the cost of closing out the call option (or could be negated if the buyer chose to exercise the call option at an exercise price below the securities' current market value).


         International Securities Fund may purchase put and call options and write covered call options on stock indices in much the same manner as the more traditional equity and debt options discussed above, except that stock index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. A stock index assigns relative values to the stock included in the index and fluctuates with changes in such values. Stock index options operate in the same way as the more traditional equity options, except that settlements of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of a stock index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the stock index. The effectiveness of hedging techniques using stock index options will depend on the extent to which price movements in the stock index selected correlate with price movements of the securities in which the Fund invests.

         International Securities Fund may write put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. The Fund may write covered put options in circumstances when the Subadviser believes that the market price of the securities will not decline below the exercise price less the premiums received. If the put option is not exercised, the Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received, in which case the Fund would expect to suffer a loss.

         Currently, many options on equity securities and options on currencies are exchange-traded, whereas options on debt securities are primarily traded on the OTC market. Although many options on currencies are exchange-traded, the majority of such options are traded on the OTC market. Exchange- traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the opposite party with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction.

         Foreign Currency Options and Related Risks. International Securities Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Fund holds in its portfolio or intends to purchase. For example, if the Fund enters into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Fund held securities denominated in a foreign currency, and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the currency involved. The Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the Subadviser's opinion, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

         The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significantprice and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

         Options Guidelines. In view of the risks involved in using options, Life Series Fund's Board of Trustees has adopted non-fundamental investment guidelines to govern the Fund's use of options that may be modified by the Board without shareholder vote: (1) options will be purchased or written only when the Subadviser believes that there exists a liquid secondary market in such options; and (2) the Fund may not purchase a put or call option if the value of the option's premium, when aggregated with the premiums on all other options held by the Fund, exceeds 5% of the Fund's total assets.

         Special Characteristics and Risks of Options Trading. International Securities Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Fund wishes to terminate its obligation to sell securities or currencies under a call option it has written, the Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities or currencies under a call or put option it has purchased, the Fund may write an option of the same series, as the option held; this is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying index, security or currency and the market value of the option.

         The value of an option position will reflect, among other things, the current market price of the underlying security, stock index or currency, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, stock index or currency and general market conditions. For this reason, the successful use of options depends upon the Subadviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets or, in the case of stock index options, fluctuations in the market sector represented by the index selected.

         Options normally have expiration dates of up to nine months. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

         A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Although the Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Fund will enter into OTC options only with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the Fund, there is no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, the Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a covered position with respect to any call option it writes, the Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

         Stock index options are settled exclusively in cash. If the Fund purchases an option on a stock index, the option is settled based on the closing value of the index on the exercise date. Thus, a holder of a stock index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

         The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

         Futures Strategies. International Securities Fund may engage in futures strategies to attempt to reduce the overall investment risk that would normally be expected to be associated with ownership of the securities in which it invests. The Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, the Fund may sell foreign currency futures contracts when the Subadviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market value of the Fund's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk to the Fund of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions and resulting transaction costs. When the Subadviser anticipates a significant foreign exchange rate increase while intending to invest in a security denominated in that currency, the Fund may purchase a foreign currency futures contract to hedge against that increase pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the foreign security position. The Fund also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a security denominated in that currency. The Fund may purchase put options or write call options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities.

         International Securities Fund may sell stock index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Fund's portfolio. To the extent that a portion of the Fund's portfolio correlates with a given stock index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. The Fund may purchase a stock index futures contract if a significant market or market sector advance is anticipated. Such a purchase would serve as a temporary substitute for the purchase of individual stocks, which stocks may then be purchased in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the Fund intends to purchase. A rise in the price of the securities should be partially or wholly offset by gains in the futures position.

         International Securities Fund may purchase a call option on a stock index future to hedge against a market advance in equity securities that the Fund plans to purchase at a future date. The Fund may write covered call options on stock index futures as a partial hedge against a decline in the prices of stocks held in the Fund's portfolio. The Fund also may purchase put options on stock index futures contracts.

         International Securities Fund may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates. The Fund may purchase an interest rate futures contract when it intends to purchase debt securities but has not yet done so. This strategy may minimize the effect of all or part of an increase in the market price of those securities because a rise in the price of the securities prior to their purchase may either be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract. Conversely, a fall in the market price of the underlying debt securities may result in a corresponding decrease in the value of the futures position. The Fund may sell an interest rate futures contract in order to continue to receive the income from a debt security, while endeavoring to avoid part or all of the decline in the market value of that security that would accompany an increase in interest rates.

         International Securities Fund may purchase a call option on an interest rate futures contract to hedge against a market advance in debt securities that the Fund plans to acquire at a future date. The Fund also may write covered call options on interest rate futures contracts as a partial hedge against a decline in the price of debt securities held in the Fund's portfolio or purchase put options on interest rate futures contracts in order to hedge against a decline in the value of debt securities held in the Fund's portfolio.

         Special Risks Related to Foreign Currency Futures Contracts and Related Options. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, International Securities Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

         Options on foreign currency futures contracts may involve certain additional risks. Trading of such options is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, International Securities Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Subadviser's opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to International Securities Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

         Futures Guidelines. In view of the risks involved in using futures strategies described below, Life Series Fund's Board of Trustees has adopted non-fundamental investment guidelines to govern the Fund's use of such investments that may be modified by the Board without shareholder vote. Foreign currency options traded on a commodities exchange are included and governed by these guidelines. The Fund will not purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and margin and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. The value of all futures sold will not exceed the total market value of the Fund's portfolio.

         Special Characteristics and Risks of Futures Trading. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, International Securities Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin." When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to the Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of the Fund's obligation to or from a clearing organization.

         Holders and writers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option held or written. Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Fund to close a position and, in the event of adverse price movements the Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

         Successful use by International Securities Fund of futures contracts and related options will depend upon the Subadviser's ability to predict movements in the direction of the overall securities, currency and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument but to the anticipated levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the securities or currencies being hedged. In addition, if the Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, the Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract or related option moves more than the price of the underlying securities or currencies, the

Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movements in the price of the securities or currencies that are the subject of the hedge.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities or currencies being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities or currencies because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

         Positions in futures contracts and related options may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts or related options. Although the Fund intends to purchase or sell futures contracts and related options only on exchanges or boards of trade where there appears to be a liquid secondary market, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

         Like options on securities and currencies, options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that liquid secondary markets for all options on futures contracts will develop.

         Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of the securities or currencies being hedged.

         The Fund's activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, the Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

         Forward Currency Contracts. International Securities Fund may use forward currency contracts to protect against uncertainty in the level of future exchange rates. The Fund will not speculate with forward currency contracts or foreign currency exchange rates.

         International Securities Fund may enter into forward currency contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date of which such payments are made or received.

         International Securities Fund also may use forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that its Subadviser believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

         The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs. The Fund may enter into formal contracts or maintain a net exposure to such contracts only if the Fund maintains cash, U.S. Government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contract, as marked to market daily.

         At or before the maturity date of a forward contract requiring International Securities Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract. There can be no assurance that new forward contracts or offsets always will be available for the Fund. Forward currency contracts also involve a risk that the other party to the contract may fail to deliver currency when due, which could result in substantial losses to the Fund. The cost to the Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.


                             INVESTMENT RESTRICTIONS

         Life Series Fund has adopted the investment restrictions set forth below, which cannot be changed without the approval of a vote of a majority of the outstanding shares of Life Series Fund. As provided in the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding shares of the Fund" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The investment restrictions provide that each Fund of Life Series Fund will not:

                  (1) Borrow money, except as a temporary or emergency measure in an amount not to exceed 5% of the value of its total assets.

                  (2) Pledge assets, except that a Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets; provided, however, this limitation will not prohibit escrow, collateral or margin arrangements in connection with the International Securities Fund's use of options, futures contracts or options on futures contracts.

                  (3) Make loans, except by purchase of debt obligations and through repurchase agreements. However, Life Series Fund's Board of Trustees may, on the request of broker-dealers or other unaffiliated institutional investors which they deem qualified, authorize a Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to the Fund and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned, the loan is terminable at will by the Fund, the Fund receives interest on the loan as well as any distributions upon the securities loaned, the Fund retains voting rights associated with the securities, the Fund pays only reasonable custodian fees in connection with the loan, and the Adviser or Subadviser monitors the creditworthiness of the borrower throughout the life of the loan; provided further, that such loans will not be made if the value of all loans, repurchase agreements with more than seven days to maturity, and other illiquid assets is greater than an amount equal to 10% of the Fund's total assets; provided, however, securities that have legal or contractual restrictions as to resale but have a readily available market are not deemed illiquid for purposes of this limitation.

                  (4) Purchase, with respect to only 75% of a Fund's assets, the securities of any issuer (other than the U.S. Government) if, as a result thereof, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in the securities of such issuer; provided, however, that such restrictions shall apply to 100% of the assets of the Cash Management Fund; or
(b) the Fund would hold more than 10% of any class of securities (including any class of voting securities) of such issuer (for this purpose, all debt obligations of an issuer maturing in less than one year are treated as a single class of securities).

                  (5) Purchase securities on margin (but a Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities); provided, however, that International Securities Fund may make margin deposits in connection with the use of options, futures contracts and options on futures contracts.

                  (6) Make short sales of securities.

                  (7) Buy or sell puts, calls, straddles or spreads, except, as to International Securities Fund, with respect to options on securities, securities indices and foreign currencies or on futures contracts.

                  (8) Purchase the securities of other investment companies or investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

                  (9) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

                  (10) Buy or sell real estate, commodities, or commodity contracts (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral explorations; provided, however, a Fund may invest in securities secured by real estate or interests in real estate, and International Securities Fund may purchase or sell options on securities, securities indices and foreign currencies, stock index futures, interest rate futures and foreign currency futures, as well as options on such futures contracts.

                  (11) Purchase the securities of an issuer if such purchase, at the time thereof, would cause more than 5% of the value of a Fund's total assets to be invested in securities of issuers which, including predecessors, have a record of less than three years' continuous operation.

         The following investment restrictions are not fundamental and can be changed without prior shareholder approval:

         1. A Fund will not invest in any securities of any issuer if, to the knowledge of the Fund, any officer, director or trustee of Life Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.


         2. A Fund will not purchase any security if, as a result, more than 15% (10% for Cash Management Fund) of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.



                              TRUSTEES AND OFFICERS


         The following table lists the Trustees and executive officers of Life Series Fund, their age, business address and principal occupations during the past five years. Unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005.

Glenn O. Head*+ (70), President and Trustee. Chairman of the Board, Director and Treasurer, Administrative Data Management Corp. ("ADM"); Chairman of the Board and Director, FIMCO, Executive Investors Management Company, Inc. ("EIMCO"), First Investors Corporation ("FIC"), Executive Investors Corporation ("EIC") and First Investors Consolidated Corporation ("FICC").

James J. Coy (81), Trustee, 90 Buell Lane, East Hampton, NY 11937. Retired; formerly Senior Vice President, James Talcott, Inc. (financial institution).

Roger L. Grayson* (39), Trustee. Director, FIC and FICC; President and Director, First Investors Resources, Inc.; Commodities Portfolio Manager.

Kathryn S. Head*+ (39), Trustee, 581 Main Street, Woodbridge, NJ 07095. President, FICC and FIMCO; Vice President, Chief Financial Officer and Director, FIC and EIC; President and Director, First Financial Savings Bank, S.L.A.; Chief Financial Officer, ADM.





Rex R. Reed (73), Trustee, 76 Keats Way, Morristown, NJ 07960. Retired; formerly Senior Vice President, American Telephone & Telegraph Company.

Herbert Rubinstein (74), Trustee, 145 Elm Drive, Roslyn, NY 11576. Retired; formerly President, Belvac International Industries, Ltd.; President, Central Dental Supply.

James M. Srygley (64), Director, 33 Hampton Road, Chatham, NJ 07982. Principal, Hampton Properties, Inc., property investment company.

John T. Sullivan* (63), Trustee and Chairman of the Board; Director, FIMCO, FIC, FICC and ADM; Of Counsel, Hawkins, Delafield & Wood, Attorneys.

Robert F. Wentworth (66), Trustee, RR1, Box 2554, Upland Downs Road, Manchester Center, VT 05255. Retired; formerly financial and planning executive with American Telephone & Telegraph Company.

Joseph I. Benedek (38), Treasurer, 581 Main Street, Woodbridge, NJ 07095. Treasurer, FIC, FIMCO, EIMCO and EIC.

Concetta Durso (62), Vice President and Secretary. Vice President, FIMCO, EIMCO and ADM; Assistant Vice President and Assistant Secretary, FIC.

Carol Lerner Brown (41), Assistant Secretary. Secretary, FIMCO, EIMCO, EIC and ADM; Assistant Secretary, FIC.


----------
* These Trustees may be deemed to be "interested persons," as defined in the 1940 Act.
+    Mr. Glenn O. Head and Ms. Kathryn S. Head are father and daughter.


         All of the officers and Trustees hold identical or similar positions with Executive Investors Trust and 13 other registered investment companies in the First Investors family of funds. Mr. Head is also an officer and/or Director of First Investors Asset Management Company, Inc., First Investors Credit Funding Corporation, First Investors Leverage Corporation, First Investors Realty Company, Inc., First Investors Resources, Inc., N.A.K. Realty Corporation, Real Property Development Corporation, Route 33 Realty Corporation, First Investors Life Insurance Company, First Financial Savings Bank, S.L.A., First Investors Credit Corporation and School Financial Management Services, Inc. Ms. Head is also an officer and/or Director of First Investors Life Insurance Company, First Investors Credit Corporation and School Financial Management Services, Inc.

         The following table lists compensation paid to the Trustees by Life Series Fund for the fiscal year ended December 31, 1994.


                                                                                                  Total
                                                          Pension or           Estimated          Compensation
                                         Aggregate        Retirement Benefits  Annual Benefits    From Fund and
                                         Compensation     Accrued as Part of   Upon               Fund Complex
Trustee                                  From Fund        Fund Expenses        Retirement         Paid to Directors
-------                                  -------------    -------------------- -----------------  -----------------
James J. Coy                                  $-0-               $-0-              $-0-                 $-0-
Roger L. Grayson                               -0-                -0-               -0-                  -0-
Glenn O. Head                                  -0-                -0-               -0-                  -0-
Kathryn S. Head                                -0-                -0-               -0-                  -0-
F. William Ortman                              -0-                -0-               -0-                  -0-
Rex R. Reed                                    -0-                -0-               -0-                  -0-
Herbert Rubinstein                             -0-                -0-               -0-                  -0-
James M. Srygley                               -0-                -0-               -0-                  -0-
John T. Sullivan                               -0-                -0-               -0-                  -0-
Robert F. Wentworth                            -0-                -0-               -0-                  -0-


         Compensation to officers and interested Trustees of Life Series Fund is paid by the Adviser and not by Life Series Fund. In addition, compensation to non-interested Trustees of Life Series Fund is currently voluntarily paid by the Adviser.



                                   MANAGEMENT

         Adviser. Investment advisory services to the Funds are provided by First Investors Management Company, Inc. pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated June 13, 1994. The Advisory Agreement was approved by the Board of Trustees of Life Series Fund, including a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party ("Independent Trustees"), in person at a meeting called for such purpose and by a majority of the shareholders of each Fund.

         Pursuant to the Advisory Agreement, FIMCO shall supervise and manage each Fund's investments, determine each Fund's portfolio transactions and supervise all aspects of each Fund's operations, subject to review by the Trustees. The Advisory Agreement also provides that FIMCO shall provide Life Series Fund and each Fund with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of Life Series Fund and each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds. The Advisory Agreement may be terminated at any time without penalty by the Trustees or by a majority of the outstanding voting securities of the applicable Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940
Act). The Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Trustees or by a majority of the outstanding voting securities of that Fund, and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.

         Under the Advisory Agreement, each Fund pays the Adviser an annual fee, paid monthly, according to the following schedules:

                                                                          Annual
Average Daily Net Assets                                                   Rate
------------------------                                                   ----

Up to $250 million ..............................................          0.75%
In excess of $250 million up to $500 million ....................          0.72
In excess of $500 million up to $750 million ....................          0.69
Over $750 million ...............................................          0.66

The SEC staff takes the position that fees of 0.75% or greater are higher than those paid by most investment companies.


         The Adviser has an Investment Committee composed of George V. Ganter, Margaret Haggerty, Glenn O. Head, Nancy W. Jones, Patricia D. Poitra, Richard Guinnessey, Clark D. Wagner and John Tomasulo. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.


         For the fiscal year ended December 31, 1992, Blue Chip Fund's advisory fees were $125,405, net of a waiver of $12,612; Cash Management Fund's advisory fees were $48,818, net of a waiver of $15,708; Discovery Fund's advisory fees were $44,528, net of a waiver of $10,204; Growth Fund' advisory fees were $35,843, net of a waiver of $51,341; High Yield Fund's advisory fees were $176,602, net of a waiver of $12,251; and International Securities Fund's advisory fees were $42,380, net of a waiver of $37,083. For the period January 7, 1992 (commencement of operations) through December 31, 1992, Government Fund's advisory fees were $900, net of a waiver of $19,140 and Investment Grade Fund's advisory fees were $5,595, net of a waiver of $12,379.


         For the fiscal year ended December 31, 1993, Blue Chip Fund's advisory fees were $214,369, Cash Management Fund's advisory fees were $19,805, net of a waiver of $29,519, Discovery Fund's advisory fees were $114,996, Government Fund's advisory fees were $24,232, net of a waiver of $27,694, Growth Fund's advisory fees were $154,256, High Yield Fund's advisory fees were $205,249, International Securities Fund's advisory fees were $112,984 and Investment Grade Fund's advisory fees were $25,954, net of a waiver of $29,662. For the period November 15, 1993 (commencement of operations) through December 31, 1993, Utilities Income Fund's advisory fees in the amount of $205 were waived in their entirety.


         For the fiscal year ended December 31, 1994, Blue Chip Fund's advisory fees were $286,413, Cash Management Fund's advisory fees were $12,024, net of a waiver of $17,258, Discovery Fund's advisory fees were $194,546, Government Fund's advisory fees were $27,509, net of a waiver of $31,440, Growth Fund's advisory fees were $218, 813, High Yield Fund's advisory fees were $236,209, International Securities Fund's advisory fees were $202,739, Investment Grade Fund's advisory fees were $38,655, net of a waiver of $44,177 and Utilities Income Fund's advisory fees were $4,772, net of a waiver of $16,163.

         Subadviser. Wellington Management Company has been retained by the Adviser and Life Series Fund as the investment subadviser to International Securities Fund and Growth Fund under a subadvisory agreement dated June 13, 1994 ("Subadvisory Agreement"). The Subadvisory Agreement was approved by the Board of Trustees of Life Series Fund, including a majority of Independent Trustees in person at a meeting called for such purpose and by a majority of the shareholders of International Securities Fund and Growth Fund.

         The Subadvisory Agreement provides that it will continue, with respect to a Fund, for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board of Trustees or a majority of the outstanding voting securities of that Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement provides that it will terminate automatically, with respect to a Fund, if assigned or upon the termination of the Advisory Agreement, and that it may be terminated without penalty by the Board of Trustees or a vote of a majority of the outstanding voting securities of that Fund, upon not more than 60 days' written notice, or by the Adviser or Subadviser on not more than 30 days' written notice. The Subadvisory Agreement provides that WMC will not be liable for any error of judgment or for any loss suffered by a Fund or the Adviser in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Under the Subadvisory Agreement, the Adviser will pay to the Subadviser a fee at an annual rate of 0.400% of the average daily net assets of each Fund up to and including $50 million; 0.275% of the average daily net assets in excess of $50 million up to and including $150 million, 0.225% of the average daily net assets in excess of $150 million up to and including $500 million; and 0.200% of the average daily net assets in excess of $500 million. This fee is calculated separately for each of the Fund.

         For the fiscal year ended December 31, 1992, the Subadviser received $30,188 for its services with respect to the International Securities Fund and $46,484 for its services with respect to the Growth Fund. For the fiscal year ended December 31, 1993, the Subadviser received $60,245 for its services with respect to the International Securities Fund and $82,270 for its services with respect to the Growth Fund. For the fiscal year ended December 31, 1994, the Subadviser received $108,127 for its services with respect to the International Securities Fund and $116,700 for its services with respect to the Growth Fund.


                        DETERMINATION OF NET ASSET VALUE

         Except as provided herein, a security listed or traded on an exchange or the NASDAQ national market system is valued at its last sale price on the exchange or market system where the security is primarily traded, and lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the OTC market (including securities listed on exchanges whose primary market is believed to be OTC) is valued at the mean between the closing bid and asked prices based upon quotes furnished by a market maker for such securities. The U.S. Government securities in which the Funds invest are traded primarily in the OTC markets. In the absence of market quotations, a Fund will determine the value of bonds based upon quotes furnished by market makers, if available, or in accordance with the procedures described herein. In that connection, the Board of Trustees has determined that a Fund may use an outside pricing service. The pricing service uses quotations obtained from investment dealers or brokers for the particular securities being evaluated, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost if their original term to maturity from the date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase exceeded 60 days, unless the Board of Trustees determines that such valuation does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

         "When-issued securities" are reflected in the assets of a Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities. For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect. The investments in Cash Management Fund when purchased at a discount, are valued at amortized cost and when purchased at face value, are valued at cost plus accrued interest.



                        ALLOCATION OF PORTFOLIO BROKERAGE

         Purchases and sales of portfolio securities by Target Maturity 2007 Fund, Investment Grade Fund, Government Fund and High Yield Fund generally are principal transactions. In principal transactions, portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There will usually be no brokerage commissions paid by a Fund for such purchases. Purchases from underwriters will include the underwriter's commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price. Certain money market instruments may be purchased directly from an issuer, in which no commissions or discounts are paid. Fixed income securities are generally purchased on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

         A Fund may deal in securities which are not listed on a national securities exchange or the NASDAQ national market system but are traded in the OTC market. A Fund also may purchase listed securities through the "third market." When transactions are executed in the OTC market, a Fund seeks to deal with the primary market makers, but when advantageous it utilizes the services of brokers.


         In effecting portfolio transactions, the Adviser or the Subadviser seeks best execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker or member of an exchange, or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or the Adviser or the Subadviser by such member or broker. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments. The Adviser or the Subadviser may use research and services provided to it by brokers in servicing all the funds in the First Investors Group of Funds; however, not all such services may be used by the Adviser or the Subadviser in connection with a Fund. No portfolio orders are placed with an affiliated broker, nor does any affiliated broker participate in these commissions.

         The Adviser or the Subadviser may combine transaction orders placed on behalf of any of the Funds, any other fund in the First Investors Group of Funds, and any Fund of Executive Investors Trust and First Investors Life, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated, in terms of price and amount, to a Fund according to the proportion that the size of the transaction order actually placed by a Fund bears to the aggregate size of the transaction orders simultaneously made by other participants in the transaction.


         For the fiscal year ended December 31, 1992, International Securities Fund paid $31,403 in brokerage commissions. For the fiscal year ended December 31, 1992, Blue Chip Fund paid $48,072 in brokerage commissions. Of that amount, $1,125 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $511,787. For the fiscal year ended December 31, 1992, Discovery Fund paid $21,498 in brokerage commissions. Of that amount, $19,250 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $4,749,709. For the fiscal year ended December 31, 1992, Growth Fund paid $15,436 in brokerage commissions. Of that amount, $512 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $489,693. For the same periods, all other Fund of the Fund did not pay brokerage commissions.

         Brokerage commissions for the fiscal year ended December 31, 1993 are as follows: Blue Chip Fund paid $43,811 in brokerage commissions. Of that amount, $l,040 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $659,709. International Securities Fund paid $40,600 in brokerage commissions. Of that amount, $354 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $158,358. Discovery Fund paid $21,875 in brokerage commissions. Of that amount, $8,062 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $2,203,374. Growth Fund paid $27,301 in brokerage commissions. Of that amount, $11,318 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $7,444,277. High Yield Fund paid brokerage commissions of $268. Of that amount, $176 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $42,600. For the same period, all other Fund of the Fund did not pay brokerage commissions. For the period November 15 through December 31, 1993, Utilities Income Fund paid $1,284.

         Brokerage commissions for the fiscal year ended December 31, 1994 are as follows: Blue Chip Fund, International Securities Fund, Discovery Fund and Utilities Income Fund paid $96,570, $69,494, $34,423 and $14,811, respectively, in brokerage commissions. Growth Fund paid $37,740 in brokerage commissions. Of that amount $7,571 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $4,437,997. High Yield Fund paid $586 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $16,600. For the same period, all other series of Life Series Fund did not pay brokerage commissions.


                                      TAXES

         In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), a Fund -- each Fund being treated as a separate entity for these purposes -- must distribute  to its  shareholders  for  each  taxable  year at  least  90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and, for International Securities Fund and High Yield Fund, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each Fund these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or, for International Securities Fund and High Yield Fund, foreign currencies, or other income (including, for International Securities Fund, gains from options, futures or forward contracts) derived with respect to its business of investing in securities or, for International Securities Fund and High Yield Fund, those currencies ("Income Requirement");
(2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options, futures or forward contracts (other than those on foreign currencies), or, for International Securities Fund and High Yield Fund, foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or, for International Securities Fund, options and futures with respect thereto) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         Dividends and interest received by International Securities Fund, Utilities Income Fund, High Yield Fund and Discovery Fund may be subject to income, withholding or other taxes imposed by foreign countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         International Securities Fund and Discovery Fund each may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, such a Fund that holds stock of a PFIC will be subject to Federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

         If International Securities Fund or Discovery Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which would have to be distributed to satisfy the Distribution Requirement -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.



         Proposed  regulations  have been  published  pursuant to which open-end
RICs, such as International Securities Fund and Discovery Fund, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of such a PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

         The use of hedging strategies, such as selling and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses International Securities Fund realizes in connection therewith. For International Securities Fund and High Yield Fund, income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by such Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the Fund's disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the Fund's disposition of foreign currencies and options, futures and forward contracts that are not directly related to its principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

         If International Securities Fund satisfies certain requirements, then any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging strategies, they will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options, futures or forward contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

         High Yield Fund, Government Fund, Investment Grade Fund, Target Maturity 2007 Fund and Utilities Income Fund may acquire zero coupon securities issued with original issue discount. As a holder of those securities, each such Fund must include in its income the original issue discount that accrues on the securities for the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, each such Fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, in order to satisfy the Distribution Requirement, each Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Fund's ability to sell other securities, or options futures or certain forward contracts, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.


                               GENERAL INFORMATION

         Audits and Reports. The accounts of the Fund are audited twice a year by Tait, Weller & Baker, independent certified public accountants. Shareholders receive semi-annual and annual reports of the Fund, including audited financial statements, and a list of securities owned.

         Shareholder Liability. Life Series Fund is organized as an entity known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of Life Series Fund. The Declaration of Trust however, contains, an express disclaimer of shareholder liability for acts or obligations of Life Series Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by Life Series Fund or the Trustees. The Declaration of Trust provides for indemnification out of the property of Life Series Fund of any shareholder held personally liable for the obligations of Life Series Fund. The Declaration of Trust also provides that Life Series Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Life Series Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Life Series Fund itself would be unable to meet its obligations. The

Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Life Series Fund may have an obligation to indemnify Trustees and officers with respect to litigation.


                                   APPENDIX A
                     DESCRIPTION OF COMMERCIAL PAPER RATINGS


STANDARD & POOR'S


         Standard & Poor's Rating Group ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.


MOODY'S INVESTORS SERVICE, INC.

         Moody's Investors Service, Inc. ("Moody's") short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

         Prime-1 Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries.
          -    High rates of return on funds employed.
          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                   APPENDIX B
                      DESCRIPTION OF MUNICIPAL NOTE RATINGS


STANDARD & POOR'S


         S&P's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

         - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

         - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

         SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.


MOODY'S INVESTORS SERVICE, INC.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the difference between short-term credit risk and long-term risk.

         MIG-1. Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

                  Financial Statements as of December 31, 1994

Portfolio of Investments
First Investors Life Series Fund--BLUE CHIP SERIES
December 31, 1994


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
   Shares          Security                                                                                Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--87.6%
                   Basic Industry--1.5%
    8,550          Monsanto Co.                                                                      $   602,775            $   146
------------------------------------------------------------------------------------------------------------------------------------
                   Capital Goods--9.2%
    4,200          Boeing Co.                                                                            196,350                 47
      400          Browning Ferris Industries, Inc.                                                       11,350                  3
    5,200          Deere & Co.                                                                           344,500                 83
    8,500          Dover Corp.                                                                           438,812                106
    2,100          Eaton Corp.                                                                           103,950                 25
    2,800          Emerson Electric Co.                                                                  175,000                 42
   21,200          General Electric Co.                                                                1,081,200                261
    3,500          Grainger (W.W.), Inc.                                                                 202,125                 49
    8,800          Ingersoll-Rand Co.                                                                    277,200                 67
    3,600          ITT Corp.                                                                             319,050                 77
      900          McDonnell Douglas Corp.                                                               127,800                 31
   10,400         *Varity Corp.                                                                          377,000                 91
    6,000          WMX Technologies Inc.                                                                 157,500                 38
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,811,837                920
------------------------------------------------------------------------------------------------------------------------------------
                   Consumer Durables--2.5%
    3,450          Chrysler Corp.                                                                        169,050                 41
   11,100          Ford Motor Co.                                                                        310,800                 75
    9,000          General Motors Corp.                                                                  380,250                 92
    1,500          Goodyear Tire & Rubber Co.                                                             50,437                 12
    4,950          Masco Corp.                                                                           111,994                 27
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,022,531                247
------------------------------------------------------------------------------------------------------------------------------------
                   Consumer Non-Durables--18.7%
   10,100          Abbott Laboratories                                                                   329,512                 80
    3,800          American Home Products Corp.                                                          238,450                 58
    5,300          Anheuser Busch Companies, Inc.                                                        269,637                 65
    6,300          Bristol-Myers Squibb Co.                                                              364,612                 88
   15,950          Coca Cola Co.                                                                         821,425                198
    1,400          Colgate-Palmolive Co.                                                                  88,725                 21
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
   Shares          Security                                                                                Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                   Consumer Non-Durables (continued)
    4,700          CPC International, Inc.                                                           $   250,275            $    60
    4,550          Eastman Kodak Co.                                                                     217,262                 52
    2,700          Gillette Co.                                                                          201,825                 49
    8,000          Johnson & Johnson                                                                     438,000                106
    4,200          Kellogg Co.                                                                           244,125                 59
    9,550          Kimberly-Clark Corp.                                                                  482,275                116
    3,600          Lilly (Eli) & Co.                                                                     236,250                 57
   15,200          Merck & Co., Inc.                                                                     579,500                140
    9,900          Pepsico Inc.                                                                          358,875                 87
    4,600          Pet, Inc.                                                                              90,850                 22
    3,750          Pfizer Inc.                                                                           289,688                 70
   14,400          Philip Morris Cos., Inc.                                                              828,000                200
    8,600          Procter & Gamble Co.                                                                  533,200                129
    4,700         *Ralcorp Holdings Inc.                                                                 104,575                 25
   10,000          Sara Lee Corp.                                                                        252,500                 61
    2,400          Schering-Plough Corp.                                                                 177,600                 43
   10,700          Stride Rite Corp.                                                                     119,038                 29
    2,000          Unilever PLC                                                                          233,000                 56
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       7,749,199              1,871
------------------------------------------------------------------------------------------------------------------------------------
                   Consumer Services--7.9%
    5,400          Albertson's, Inc.                                                                     156,600                 38
    2,800          Dayton-Hudson Corp.                                                                   198,100                 48
    6,300          Disney (Walt) Company                                                                 290,587                 70
    6,000          GAP, Inc. (The)                                                                       183,000                 44
    5,200          Home Depot Inc. (The)                                                                 239,200                 58
    4,400         *Kroger Co.                                                                            106,150                 26
    5,300          Mattel Inc.                                                                           133,163                 32
    4,400          May Department Stores Co.                                                             148,500                 36
    9,100          McDonald's Corp.                                                                      266,175                 64
    5,200          Nordstrom Inc                                                                         218,400                 53
    3,150         *Officemax Inc.                                                                         83,475                 20
    4,300          Rite Aid Corp.                                                                        100,513                 24
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--BLUE CHIP SERIES
December 31, 1994


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
   Shares          Security                                                                                Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                   Consumer Services (continued)
    4,450          Sears, Roebuck & Co.                                                              $   204,700            $    49
    4,800          Time Warner Inc.                                                                      168,600                 41
    4,400         *Toys "R" Us, Inc.                                                                     134,200                 32
    3,400         *Viacom Inc. Class "B"                                                                 138,125                 33
   24,150          Wal-Mart Stores, Inc.                                                                 513,188                124
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,282,676                792
------------------------------------------------------------------------------------------------------------------------------------
                   Energy--16.5%
   11,300          Alcan Aluminum Ltd.                                                                   286,737                 69
    6,000          Amoco Corp.                                                                           354,750                 86
    3,000          Atlantic Richfield Co.                                                                305,250                 74
    2,400          Burlington Resources, Inc.                                                             84,000                 20
    7,800          Chevron Corp.                                                                         348,075                 84
    4,250          Dow Chemical Co.                                                                      285,812                 69
    8,800          Du Pont (E.I.) De Nemours & Co.                                                       495,000                119
    9,000          Enron Corp.                                                                           274,500                 66
   14,500          Exxon Corp.                                                                           880,875                213
    4,900          Halliburton Co.                                                                       162,313                 39
    4,200         *Inland Steel Industries, Inc.                                                         147,525                 36
    2,200          Kerr-Mcgee Corp.                                                                      101,200                 24
    5,500          Minnesota Mining & Manufacturing Co.                                                  293,563                 71
    4,700          Mobil Corp.                                                                           395,975                 96
   11,700          NICOR, Inc.                                                                           266,175                 64
    6,200          Nucor Corp.                                                                           344,100                 83
    4,500          Pacific Enterprises                                                                    95,625                 23
    3,150          Phillips Petroleum Co.                                                                103,163                 25
    5,225          Royal Dutch Petroleum Co.                                                             561,687                136
    3,800          Schlumberger, Ltd.                                                                    191,425                 46
    6,400          Scott Paper Co.                                                                       442,400                107
    3,200          Texaco Inc.                                                                           191,600                 46
    7,800          Unocal Corp.                                                                          212,550                 51
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       6,824,300              1,647
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
   Shares          Security                                                                                Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                   Financial--8.0%
    5,250          American Express Co.                                                              $   154,875            $    37
    4,000          American International Group, Inc.                                                    392,000                 95
   14,000          Banc One Corp.                                                                        355,250                 86
    9,700          BankAmerica Corp.                                                                     383,150                 92
    5,100          Chase Manhattan Corp.                                                                 175,312                 42
    4,800          Chemical Banking Corp.                                                                172,200                 42
    5,600          Citicorp                                                                              231,700                 56
    5,600          Federal National Mortgage Assn                                                        408,100                 99
    4,150          First Fidelity Bancorp                                                                186,231                 45
   13,600          MGIC Investment Corp.                                                                 450,500                109
    9,300          NationsBank Corp.                                                                     419,663                101
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,328,981                804
------------------------------------------------------------------------------------------------------------------------------------
                   Health Care/Miscellaneous--2.0%
    5,400          Columbia/HCA Healthcare Corp.                                                         197,100                 48
   11,250          U.S. Healthcare, Inc.                                                                 464,063                111
    2,400          Warner-Lambert Co.                                                                    184,800                 45
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         845,963                204
------------------------------------------------------------------------------------------------------------------------------------
                   Retail Trade--.1%
    2,500         *Price/Costco, Inc.                                                                     32,188                  8
------------------------------------------------------------------------------------------------------------------------------------
                   Technology--8.9%
    8,000         *Airtouch Communications Inc.                                                          233,000                 56
    1,700          Autodesk, Inc.                                                                         67,362                 16
    2,600          Automatic Data Processing, Inc.                                                       152,100                 37
    3,500         *Cisco Systems, Inc.                                                                   122,937                 30
    2,600         *Compaq Computers Corp.                                                                102,700                 25
    3,500          Hewlett-Packard Co.                                                                   349,563                 84
    5,200          Intel Corp.                                                                           332,150                 80
    7,050          International Business Machines Corp.                                                 518,175                125
   13,800          MCI Communications Corp.                                                              253,575                 61
    8,100         *Microsoft Corp.                                                                       495,113                120
   10,700          Motorola, Inc.                                                                        619,263                149
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--BLUE CHIP SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
   Shares          Security                                                                                Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                   Technology (continued)
    6,500         *National Semiconductor Corp.                                                      $   126,750            $    31
    6,900         *Oracle Systems Corp.                                                                  304,462                 73
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       3,677,150                887
------------------------------------------------------------------------------------------------------------------------------------
                   Transportation--1.1%
    3,600         *AMR Corp.                                                                             191,700                 46
   11,000         *Southern Pacific Rail Corp                                                            199,375                 48
    4,200          Southwest Airlines Co.                                                                 70,350                 17
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         461,425                111
------------------------------------------------------------------------------------------------------------------------------------
                   Utilities--11.2%
   17,750          A T & T Corp.                                                                         891,938                215
    6,800          Ameritech Corp.                                                                       274,550                 66
    5,400          Bell Atlantic Corp.                                                                   268,650                 65
    7,100          BellSouth Corp.                                                                       384,287                 93
    7,700          Carolina Power & Light Co.                                                            205,012                 49
   13,600          Cinergy Corp.                                                                         317,900                 77
    7,800          Duke Power Co.                                                                        297,375                 72
    9,400          FPL Group, Inc.                                                                       330,175                 80
   11,700          GTE Corp.                                                                             355,387                 86
    5,500          Nynex Corp.                                                                           202,125                 49
    5,400          Pacific Telesis Group                                                                 153,900                 37
    8,800          Pacificorp                                                                            159,500                 39
    7,400          SBC Communications Inc.                                                               298,775                 72
    9,200          Texas Utilities Co.                                                                   294,400                 71
    5,500          U.S. West Inc.                                                                        195,938                 47
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,629,912              1,118
------------------------------------------------------------------------------------------------------------------------------------
                   Total Value of Common Stocks (cost $35,818,111)                                    36,268,937              8,755
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
Principal                                                                                                                 $10,000 of
   Amount          Security                                                                                Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                   CONVERTIBLE BONDS--.7%
                   Leisure Time
  $  500M          Bellsport Corp. 4.25%, 11/15/00 (cost $418,903)                                   $   321,875            $    78
------------------------------------------------------------------------------------------------------------------------------------
                   SHORT-TERM CORPORATE NOTES--8.9%
     500M          Ford Motor Credit Co., 5.92%, 1/23/95                                                 498,191                120
     900M          General Electric Credit Corp., 6.05%, 1/17/95                                         897,580                217
     300M          Oklahoma Gas & Electric Co., 5.90%, 1/11/95                                           299,508                 72
   2,000M          Prudential Funding Corp., 5.98%, 1/17/95                                            1,994,685                482
------------------------------------------------------------------------------------------------------------------------------------
                   Total Value of Short-Term Corporate Notes (cost $3,689,964)                         3,689,964                891
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $39,926,978)                                           97.2%         40,280,776              9,724
Other Assets, Less Liabilities                                                           2.8           1,143,525                276
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%        $41,424,301            $10,000
====================================================================================================================================

* Non-income producing




                        See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--CASH MANAGEMENT SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
Principal                                                                               Annualized                        $10,000 of
   Amount      Security                                                                      Yield*           Value       Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM CORPORATE NOTES--92.1%
   $ 150M         Ameritech Corp., 1/9/95                                                     5.95%     $   149,801        $    381
     175M         A T & T Corp., 1/23/95                                                      5.56          174,405             444
     175M         Bay States Gas Co., 1/25/95                                                 5.90          174,312             444
     175M         Central Louisiana Electric Co., 1/10/95                                     6.00          174,737             445
     175M         CPC International Inc., 2/1/95                                              5.48          174,174             443
     100M         Florida Power & Light Co., 1/5/95                                           5.90           99,935             254
     180M         Ford Motor Credit, 1/24/95                                                  6.05          179,304             456
     175M         General Electric Credit Corp., 2/21/95                                      5.93          173,530             442
     150M         Hartford Steam Boiler Inspection & Insurance, 1/17/95                       5.50          149,633             381
     175M         Laclede Gas Co., 1/19/95                                                    5.76          174,496             444
     175M         Metlife Funding Inc., 1/20/95                                               5.53          174,489             444
     150M         Motorola, Inc., 1/11/95                                                     5.95          149,753             381
     175M         McGraw-Hill Inc., 2/7/95                                                    5.93          173,934             443
     150M         Pepsico Inc., Floating Rate Note, 4/13/95                                   3.76          151,794             386
     150M         Pitney-Bowes, Inc., 2/13/95                                                 5.92          148,940             379
     175M         Prudential Funding Corp., 1/26/95                                           5.88          174,286             444
     150M         Rockwell International Corp., 1/9/95                                        5.97          149,801             381
     175M         Southern California Gas Co., 2/6/95                                         5.77          173,990             443
     175M         The Stanley Works, 1/20/95                                                  5.48          174,494             444
     175M         Tampa Electric Co., 1/30/95                                                 5.96          174,160             443
     175M         Wisconsin Gas Co., 2/21/95                                                  5.82          173,557             442
     175M         Wisconsin Power & Light Co., 1/13/95                                        5.67          174,669             446
------------------------------------------------------------------------------------------------------------------------------------
                  Total Value of Short-Term Corporate Notes (cost $3,618,194)                             3,618,194           9,210
------------------------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT OBLIGATIONS--8.2%
     150M         Federal Farm Credit Bank, 3/13/94                                           6.12          148,190             378
     175M         Federal National Mortgage Association, 1/30/95                              5.85          174,175             443
------------------------------------------------------------------------------------------------------------------------------------
                  Total Value of U.S. Government Obligations (cost $322,365)                                322,365             821
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $3,940,559)                                                 100.3%       3,940,559          10,031
Excess of Liabilities Over Other Assets                                                        (.3)         (12,004)            (31)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                   100.0%     $ 3,928,555        $ 10,000
====================================================================================================================================

* The annualized yield shown is the effective rate at the time of purchase.




                        See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--DISCOVERY SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Amount
                                                                                                                           Invested
                                                                                                                           For Each
                                                                                                                         $10,000 of
   Shares     Security                                                                                   Value           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--89.6%
              Commercial Service--3.1%
    9,400     Equifax, Inc.                                                                        $     247,925         $       82
    7,600    *Insurance Auto Auctions, Inc.                                                              232,275                 77
   39,700    *International Post Ltd.                                                                    188,575                 62
   18,500    *Interpool Inc.                                                                             275,188                 91
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         943,963                312
------------------------------------------------------------------------------------------------------------------------------------
              Computers/Software/Business Equipment--13.4%
   14,200    *Adaptec, Inc.                                                                              335,475                110
    5,400    *Altera Corp.                                                                               226,125                 75
    7,400    *Bysis Group, Inc.                                                                          163,725                 54
   12,000    *Convex Computer Corp.                                                                       94,500                 31
    4,100    *Cornerstone Imaging Inc.                                                                    62,525                 21
   17,500    *Data General Corp.                                                                         175,000                 58
   17,000     ECI Telecommunications Limited Designs (ADR)                                               231,625                 77
    6,400    *EMC Corp.                                                                                  138,400                 46
    6,400    *FileNet Corp.                                                                              172,800                 57
   18,900     Fourth Shift Corp.                                                                          51,975                 17
   24,400    *Fulcrum Technologies, Inc.                                                                 289,750                 96
   26,000    *Integrated Micro Products PLC (ADR)                                                        188,500                 62
   13,500    *Lasermaster Technologies, Inc.                                                              94,500                 31
    3,900    *Lotus Development Corp.                                                                    159,900                 53
   12,100    *Metatec Corp.                                                                              116,463                 39
    3,800    *Microsoft Corp.                                                                            232,275                 77
    8,900    *Oracle Systems Corp.                                                                       392,713                129
   11,400    *Perceptron Inc.                                                                            262,200                 87
    6,200    *Phoenix Technologies Ltd.                                                                   46,500                 15
   11,400    *Pyxis Corp.                                                                                216,600                 72
   11,600     Reynolds & Reynolds Co.                                                                    290,000                 96
    5,400    *Robotic Vision Systems, Inc.                                                                33,750                 11
    5,600    *Sybron Chemicals, Inc.                                                                      86,800                 29
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       4,062,101              1,343
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--DISCOVERY SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Amount
                                                                                                                           Invested
                                                                                                                           For Each
                                                                                                                         $10,000 of
   Shares     Security                                                                                   Value           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Consumer Products--3.3%
    8,200    *CUC International, Inc.                                                              $     274,700         $       91
   16,900     Dixie Yarns, Inc.                                                                          118,300                 39
    9,200     Falcon Products, Inc.                                                                      108,100                 36
    7,300    *Harvey Entertainment                                                                       104,025                 34
   21,800    *National R.V. Holdings, Inc.                                                               164,863                 55
    6,200     Oakwood Homes Corp.                                                                        151,125                 50
    5,400    *Shuler Homes, Inc.                                                                          76,950                 25
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         998,063                330
------------------------------------------------------------------------------------------------------------------------------------
              Electronics/Instruments/Components--2.5%
    7,100     General Electric Co.                                                                       362,100                120
    4,100    *Nokia Corp. (ADR)                                                                          307,500                102
    3,900    *Recoton Corp.                                                                               73,125                 24
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         742,725                246
------------------------------------------------------------------------------------------------------------------------------------
              Electronics/Semiconductors--7.8%
   12,700    *Actel Corp.                                                                                104,775                 35
    3,050    *Alliance Semiconductor Corp.                                                                95,313                 32
    4,100    *Applied Materials, Inc.                                                                    173,225                 57
   10,000    *Asyst Technologies, Inc.                                                                   235,000                 78
    5,500    *Electroglas, Inc.                                                                          183,563                 61
   13,600    *Integrated Device Technology, Inc.                                                         401,200                132
    8,800    *Megatest Corp.                                                                              56,925                 19
    6,000     Motorola, Inc.                                                                             347,250                114
   15,600    *National Semiconductor Corp.                                                               304,200                100
   25,000    *Tower Semiconductor Ltd.                                                                   275,000                 91
    3,200    *Xilinx Inc.                                                                                189,600                 63
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,366,051                782
------------------------------------------------------------------------------------------------------------------------------------
              Environmental Services--.2%
   11,400    *Encon Systems, Inc.                                                                         52,725                 17
------------------------------------------------------------------------------------------------------------------------------------
              Financial/Miscellaneous--6.7%
    9,800    *American Travellers Corp.                                                                  160,475                 53
   24,300    *Amvestors Financial Corp.                                                                  230,850                 76
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Amount
                                                                                                                           Invested
                                                                                                                           For Each
                                                                                                                         $10,000 of
   Shares     Security                                                                                   Value           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Financial/Miscellaneous (continued
   18,000    *Credit Acceptance Corp.                                                                 $  319,500          $     106
   11,100     First USA, Inc.                                                                            364,913                121
   15,050     Grupo Financiero Bancomer S.A. de C.V. (ADR) (Note 5)                                      178,458                 59
   22,500     Independent Bank Corp.                                                                     118,125                 39
      600    *Medaphis Corp.                                                                              27,900                  9
    5,550     NAC Re Corp.                                                                               185,925                 61
   10,700     Presidential Life Corp.                                                                     56,175                 19
   16,350     Reliance Group Holdings, Inc.                                                               83,794                 28
    7,182     Southern National Corp.                                                                    137,356                 45
    4,400     Sunamerica Inc.                                                                            159,500                 53
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,022,971                669
------------------------------------------------------------------------------------------------------------------------------------
              Foods--3.7%
    6,800    *Canadaigua Wine Co. Class "A"                                                              258,400                 85
    9,500     Dreyers Grand Ice Cream, Inc.                                                              235,125                 78
   14,500    *Grist Mill Co.                                                                             135,938                 45
   15,300    *Ralcorp Holdings, Inc.                                                                     340,425                113
   16,000    *Taco Cabana Class "A"                                                                      146,000                 48
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,115,888                369
------------------------------------------------------------------------------------------------------------------------------------
              Gaming/Lodging--2.4%
   12,500    *GTECH Holdings Corp.                                                                       254,688                 84
   18,400    *Monarch Casino & Resort, Inc.                                                              101,200                 33
    8,300    *Players International, Inc.                                                                186,750                 62
   16,100    *Rio Hotel and Casino, Inc.                                                                 195,213                 65
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         737,851                244
------------------------------------------------------------------------------------------------------------------------------------
              Health Care/Miscellaneous--23.8%
    6,400    *Advocat, Inc.                                                                               84,800                 28
   12,400    *American Medical Response, Inc.                                                            358,050                118
   26,500    *Applied Bioscience International, Inc.                                                     145,750                 48
    3,700    *Arbor Health Care Co.                                                                       75,850                 25
   18,700    *Beverly Enterprises                                                                        268,813                 89
    9,000    *Boston Scientific Corp.                                                                    156,375                 52
    3,750    *Cellpro, Inc.                                                                               37,031                 12
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--DISCOVERY SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Amount
                                                                                                                           Invested
                                                                                                                           For Each
                                                                                                                         $10,000 of
   Shares     Security                                                                                   Value           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Health Care/Miscellaneous (continued)
    8,200    *Clinicom, Inc.                                                                        $     91,225           $     30
    9,400     Dentsply International, Inc.                                                               296,100                 98
   26,300    *Ethical Holdings PLC (ADR)                                                                 170,950                 57
   13,000     Fisher Scientific International                                                            321,750                106
   19,400    *Future Healthcare, Inc.                                                                    400,125                132
   10,050    *GMIS, Inc.                                                                                 195,975                 65
    9,200     Health Care & Retirement Corp.                                                             277,150                 92
   10,975    *Healthcare Compare Corp.                                                                   374,522                124
    5,400    *I-Stat Corp.                                                                               102,600                 34
   11,765     Ivax Corp.                                                                                 223,726                 64
   12,300    *Living Centers of America, Inc.                                                            410,513                136
    3,800    *Medcath Inc.                                                                                54,150                 18
   19,200     Mid Atlantic Medical Services, Inc.                                                        439,200                145
   15,100    *North American Vaccine, Inc.                                                               126,463                 42
    8,000    *Noven Pharmaceuticals, Inc.                                                                 99,000                 33
   10,900    *Pacific Physicians Services, Inc.                                                          182,575                 60
    7,800    *Penederm, Inc.                                                                              48,750                 16
    7,700    *Pharmaceutical Resources, Inc.                                                              71,225                 24
    1,200    *Physician Reliance Network, Inc.                                                            23,100                  8
   58,800    *Plasma-Therm, Inc. (Note 5)                                                                404,250                134
   25,300    *Protocol Systems, Inc.                                                                     227,700                 75
   16,000    *Quantum Health Resources, Inc.                                                             460,000                152
   17,600     Rite Aid Corp.                                                                             411,400                136
   19,200     Teva Pharmaceutical Industries Ltd. (ADR)                                                  464,400                153
    7,200    *Watson Pharmaceuticals, Inc.                                                               189,000                 62
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       7,192,318              2,378
------------------------------------------------------------------------------------------------------------------------------------
              Industrial Services--.6%
    7,600    *SPS Technologies, Inc.                                                                     192,850                 64
------------------------------------------------------------------------------------------------------------------------------------
              Machinery/Diversified--4.9%
   13,650     AGCO Corp.                                                                                 414,619                137
    4,200     Breed Technologies, Inc.                                                                   119,175                 39


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Amount
                                                                                                                           Invested
                                                                                                                           For Each
                                                                                                                         $10,000 of
   Shares     Security                                                                                   Value           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Machinery/Diversified (continued)
   14,200     Case Corp.                                                                            $    305,300          $     101
    4,900    *Clark Equipment Co.                                                                        265,825                 88
    8,200     Federal-Mogul Corp.                                                                        165,025                 55
   21,600     Owosso Corp.                                                                               216,000                 71
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,485,944                491
------------------------------------------------------------------------------------------------------------------------------------
              Manufacturing/Diversified--.6%
    4,800    *Dovatron International, Inc.                                                               123,600                 41
    8,450    *Figgie International, Inc.                                                                  51,756                 17
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         175,356                 58
------------------------------------------------------------------------------------------------------------------------------------
              Paper/Forest Products--1.9%
    4,400     Chesapeake Corp.                                                                           145,200                 48
    6,700     Pope & Talbot, Inc.                                                                        106,363                 35
    6,600     Willamette Industries, Inc.                                                                313,500                104
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         565,063                187
------------------------------------------------------------------------------------------------------------------------------------
              Retail Trade--4.4%
    8,600    *Designs, Inc.                                                                               60,200                 20
    5,700     Haverty Furniture Co., Inc.                                                                 66,975                 22
   15,900    *Hi-Lo Automotive, Inc.                                                                     155,025                 51
   14,500    *Meyer (Fred), Inc.                                                                         445,875                148
   11,000    *REX Stores Corp.                                                                           178,750                 59
    7,000     Talbots, Inc.                                                                              218,750                 72
    8,900    *The Men's Wearhouse, Inc.                                                                  200,250                 66
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,325,825                438
------------------------------------------------------------------------------------------------------------------------------------
              Telecommunications--6.2%
    4,400     A T & T Capital Corp.                                                                      221,100                 73
   10,100    *Boston Technology, Inc.                                                                    145,188                 48
    3,700     Ericsson (L.M.) Telephone Co. (ADR)                                                        203,963                 67
   11,900     MCI Communications Corp.                                                                   218,663                 72
   10,700    *Nextel Communications, Inc.                                                                153,813                 51
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--DISCOVERY SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Amount
                                                                                                                           Invested
Shares or                                                                                                                  For Each
Principal                                                                                                                $10,000 of
   Amount     Security                                                                                   Value           Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Telecommunications (continued)
   12,700    *Octel Communications Corp.                                                            $    263,525          $      87
   10,700    *Porta Systems Corp.                                                                         54,838                 18
    5,600    *Rogers Cantel Mobile Communications Class "B"                                              163,275                 54
   11,100    *Viacom Inc. Class "B"                                                                      450,938                150
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,875,303                620
------------------------------------------------------------------------------------------------------------------------------------
              Transportation--4.1%
   13,500     London & Overseas Freighters Limited                                                       192,375                 64
   11,000     MK Rail Corp.                                                                              116,875                 39
    6,500    *Rural/Metro Corp.                                                                          121,875                 40
    7,900     Sea Container Ltd. Class "A"                                                               104,675                 35
   17,400    *Southern Pacific Rail Corp.                                                                315,375                104
   31,000     Transportacion Maritima Mexicana S.A. (ADR)                                                236,375                 78
    7,200    *ValuJet Airlines, Inc.                                                                     153,000                 51
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,240,550                411
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of Common Stocks (cost $26,088,653)                                         27,095,547              8,959
------------------------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE BONDS--.4%
$    150M     Pacific Physicians Services, Inc., 5 1/2%, 2003 (cost $150,000)                            116,250                 38
------------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--20.1%
   1,400M     Lubrizol Corp., 6%, 1/6/95                                                               1,398,834                463
   1,800M     Oklahoma Gas & Electric Co., 5.90%, 1/11/95                                              1,797,050                594
   1,400M     Prudential Funding Corp., 5.98%, 1/17/95                                                 1,396,279                462
   1,500M     Temple-Inland Inc., 5.85%, 1/3/95                                                        1,499,512                496
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of Short-Term Corporate Notes (cost $6,091,675)                              6,091,675              2,015
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $32,330,328)                          110.1%                         33,303,472             11,012
Excess of Liabilities Over Other Assets                                (10.1)                         (3,059,858)            (1,012)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%                        $30,243,614            $10,000
====================================================================================================================================

 *Non income producing


                        See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--GOVERNMENT SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
 Principal                                                                                                                $10,000 of
    Amount         Security                                                                                Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--51.9%
$  1,100M     Federal Farm Credit 8.65%, 10/1/99                                                      $1,126,239            $ 1,430
   1,000M     Federal Home Loan Bank, 7.36%, 7/1/04                                                      952,889              1,209
     656M     Federal Home Loan Mortgage Corp., 9.00%, 4/1/22                                            660,197                838
     349M     Federal Home Loan Mortgage Corp., 9.00%, 9/1/21                                            350,811                445
     991M     Federal National Mortgage Association, 9.00%, 10/1/20                                      996,254              1,265
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of U.S. Government Agency Obligations (cost $4,327,023)                      4,086,390              5,187
------------------------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--16.2%
   1,300M     Government National Mortgage Association,
                8.50%, 12/15/2025 (cost $1,280,094)                                                    1,277,250              1,621
------------------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--30.1%
   2,385M     U.S. Treasury Bill, 5.25%, 2/9/95 (cost $2,372,469)                                      2,372,469              3,012
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $7,979,586)                             98.2%                         7,736,109              9,820
Other Assets, Less Liabilities                                            1.8                            141,854                180
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%                        $7,877,963            $10,000
====================================================================================================================================

                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--GROWTH SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
    Shares         Security                                                                                Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--93.5%
              Beverages/Soft Drinks--2.2%
   20,000     Pepsico Inc.                                                                            $  725,000            $   221
------------------------------------------------------------------------------------------------------------------------------------
              Broadcast Media--3.5%
   32,000     Comcast Corp. Special Shares Class "A"                                                     502,000                153
   27,000     Home Shopping Network                                                                      270,000                 82
   13,000     Multimedia Inc.                                                                            370,500                113
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,142,500                348
------------------------------------------------------------------------------------------------------------------------------------
              Chemicals/Diversified--2.6%
   29,700     Engelhard Corp.                                                                            660,825                201
    3,800     Loctite Corp.                                                                              176,700                 54
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         837,525                255
------------------------------------------------------------------------------------------------------------------------------------
              Commercial Services--1.2%
   18,800    *Fiserv Inc.                                                                                404,200                123
------------------------------------------------------------------------------------------------------------------------------------
              Computers/Software/Business Equipment--4.7%
   40,700     Albemarle Corp.                                                                            564,712                172
   15,700    *Cisco Systems Inc.                                                                         551,462                168
    7,000    *Microsoft Corp.                                                                            427,875                130
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,544,049                470
-----------------------------------------------------------------------------------------------------------------------------------
              Computer Software/Services--4.2%
    8,000     Automatic Data Processing Inc.                                                             468,000                143
   10,000    *Computer Sciences Corporation                                                              510,000                156
    8,500     First Data Corporation                                                                     402,688                123
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,380,688                422
-----------------------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--1.7%
   22,600     Sara Lee Corp.                                                                             570,650                174
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
    Shares         Security                                                                                Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Consumer Services--2.8%
   20,000     Circuit City Stores Inc.                                                                $  445,000            $   136
   11,000     Walgreen Co.                                                                               481,250                147
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         926,250                283
------------------------------------------------------------------------------------------------------------------------------------
              Drugs--3.9%
   25,000    *Perrigo Company                                                                            312,500                 95
    4,600     Pfizer Inc.                                                                                355,350                108
   15,000     Zeneca Group PLC Inc.                                                                      616,875                188
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,284,725                391
------------------------------------------------------------------------------------------------------------------------------------
              Electrical Equipment--3.2%
    7,200     AMP Inc.                                                                                   523,800                160
   18,000    *General Instrument Corp.                                                                   540,000                165
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,063,800                325
------------------------------------------------------------------------------------------------------------------------------------
              Electronics/Instruments/Components--4.9%
    6,000     Hewlett-Packard Co.                                                                        599,250                183
   10,625     Molex Inc.                                                                                 366,563                112
   10,800     Motorola Inc.                                                                              625,050                191
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,590,863                486
------------------------------------------------------------------------------------------------------------------------------------
              Energy--2.8%
   12,000     Burlington Resources Inc.                                                                  420,000                128
   10,500     Kerr-Mcgee Corp.                                                                           483,000                147
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         903,000                275
------------------------------------------------------------------------------------------------------------------------------------
              Financial/Miscellaneous--1.8%
    8,320     Federal National Mortgage Association                                                      606,320                185
------------------------------------------------------------------------------------------------------------------------------------
              Gaming/Lodging--1.2%
   26,000     International Game Technology                                                              403,000                123
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--GROWTH SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
    Shares         Security                                                                                Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Health Care/Miscellaneous--3.4%
   18,000     Abbott Laboratories                                                                     $  587,250             $  179
    5,100    *Biogen Inc.                                                                                212,925                 65
    9,000     Genetics Institute Inc.                                                                    324,000                 99
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,124,175                343
------------------------------------------------------------------------------------------------------------------------------------
              Health Technology--1.3%
   25,000     Boston Scientific Corp.                                                                    434,375                132
------------------------------------------------------------------------------------------------------------------------------------
              Insurance--6.8%
   24,000     Ace Ltd.                                                                                   561,000                171
    5,450     American International Group                                                               534,100                163
   16,700     American Re Corporation                                                                    538,575                164
   15,000     First Colony Corporation                                                                   335,625                102
   12,700     Physician Corp. of America                                                                 260,350                 79
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,229,650                679
------------------------------------------------------------------------------------------------------------------------------------
              Iron/Steel--1.1%
   22,000    *LTV Corp.                                                                                  357,500                109
------------------------------------------------------------------------------------------------------------------------------------
              Machine Tools--2.1%
   15,700     Illinois Tool Works Inc.                                                                   686,875                209
------------------------------------------------------------------------------------------------------------------------------------
              Machinery/Diversified--1.0%
   11,000     Foster Wheeler Corp.                                                                       327,250                100
------------------------------------------------------------------------------------------------------------------------------------
              Medical Supplies--1.9%
   30,000     Hafslund Nycomed--Class "B" (ADR)                                                          618,750                189
------------------------------------------------------------------------------------------------------------------------------------
              Miscellaneous--6.0%
   26,400     Duriron Company                                                                            468,600                143
    5,300     Omnicom Group                                                                              274,275                 84
   14,600     Republic New York Corp.                                                                    660,650                201
   15,000     York International                                                                         553,125                169
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,956,650                597
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
    Shares         Security                                                                                Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Money Center Banks--1.7%
   10,000     J.P. Morgan & Co.                                                                       $  560,000            $   171
------------------------------------------------------------------------------------------------------------------------------------
              Oil/Domestic--4.3%
   10,000     Amoco Corp.                                                                                591,250                180
   30,000     Unocal Corp.                                                                               817,500                249
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,408,750                429
------------------------------------------------------------------------------------------------------------------------------------
              Oil Service--1.0%
    6,600     Schlumberger Ltd.                                                                          332,475                101
------------------------------------------------------------------------------------------------------------------------------------
              Paper/Forest Products--3.1%
    4,800     International Paper Co.                                                                    361,800                110
   13,000     Kimberly-Clark Corp.                                                                       656,500                200
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,018,300                310
------------------------------------------------------------------------------------------------------------------------------------
              Publishing/News--2.9%
   17,500     EW Scripps Co.                                                                             529,375                161
    1,700     Washington Post Class "B"                                                                  412,250                126
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         941,625                287
------------------------------------------------------------------------------------------------------------------------------------
              Publishing/Printing--3.9%
   12,000     Dun & Bradstreet, Inc.                                                                     660,000                202
   11,850    *Scholastic Corp.                                                                           604,350                184
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,264,350                386
------------------------------------------------------------------------------------------------------------------------------------
              Retail Stores--2.3%
    9,100     May Department Stores Inc.                                                                 307,125                 94
   20,600     Wal-Mart Stores Inc.                                                                       437,750                133
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         744,875                227
------------------------------------------------------------------------------------------------------------------------------------
              Telecommunications--7.5%
   10,000     A T & T Corp.                                                                              502,500                153
   12,500     Ericsson (L.M.) Telephone Co. (ADR) Class "B"                                              689,063                210
   24,200     MCI Communications Corp.                                                                   444,675                136
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--GROWTH SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
Shares or                                                                                                                   For Each
Principal                                                                                                                 $10,000 of
   Amount     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Telecommunications (continued)
   15,000    *Nextel Communications Inc.                                                                 215,625                 66
   18,000     Vodafone Group PLC (ADR)                                                                   605,250                185
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,457,113                750
------------------------------------------------------------------------------------------------------------------------------------
              Telephone/Utilities--1.1%
    8,500     Telefonos De Mexico S.A. (ADR)                                                             348,500                106
------------------------------------------------------------------------------------------------------------------------------------
              Transportation--1.4%
   20,000     Werner Enterprises Inc.                                                                    475,000                145
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of Common Stocks (cost $29,460,341)                                         30,668,783              9,351
------------------------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.8%
    3,600     Nokia Corporation (ADR) (cost $145,350)                                                    270,000                 82
------------------------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS--5.4%
  $1,761M     Shearson Lehman Brothers Inc., 5.85%, 1/3/95,(collateralized
              by U.S. Treasury Bond, 8 1/2%, 2/15/20) (cost $1,761,000)                                1,761,000                537
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost  $31,366,691)                           99.7%                        32,699,783              9,970
Other Assets, Less Liabilities                                             .3                             97,409                 30
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%                       $32,797,192            $10,000
====================================================================================================================================

 *Non-income producing


                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--HIGH YIELD SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
Principal                                                                                                                 $10,000 of
   Amount     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--86.9%
              Aerospace/Defense--2.9%
   $ 700M     Allison Engine Co., Inc., 10%, 2003                                                    $   721,000            $   223
     230M     Dyncorp, PIK, 16%, 2003                                                                    217,265                 67
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         938,265                290
------------------------------------------------------------------------------------------------------------------------------------
              Automotive--2.5%
     800M     SPX Corp., 11 3/4%, 2002                                                                   799,000                247
------------------------------------------------------------------------------------------------------------------------------------
              Chemicals--7.3%
     700M     Buckeye Cellulose, Inc., 10 1/4%, 2001                                                     658,000                204
   1,000M     Harris Chemical North America, Inc., 0%-10 1/4%, 2001                                      830,000                257
     600M     Rexene Corp., 11 3/4%, 2004                                                                616,500                191
     300M     Synthetic Industries, Inc., 12 3/4%, 2002                                                  265,500                 82
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,370,000                734
------------------------------------------------------------------------------------------------------------------------------------
              Conglomerates--2.5%
   1,250M     Eagle Industries, Inc., 0%-10 1/2%, 2003                                                   806,250                250
------------------------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--2.0%
     650M     Calmar, Inc., 12%, 1997                                                                    653,250                202
------------------------------------------------------------------------------------------------------------------------------------
              Containers--3.2%
   1,000M     Container Corp., 11 1/4%, 2004                                                           1,025,000                317
------------------------------------------------------------------------------------------------------------------------------------
              Electrical Equipment--4.2%
     700M     Essex Group, Inc., 10%, 2003                                                               654,500                203
     700M     IMO Industries, Inc., 12%, 2001                                                            703,500                219
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,358,000                422
------------------------------------------------------------------------------------------------------------------------------------
              Energy Services--7.2%
   1,000M     Clark R & M Holdings, Inc., 0%, 2000                                                       568,750                176
     405M     Clark Oil & Refining Corp., 10 1/2%, 2001                                                  412,087                128
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--HIGH YIELD SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
Principal                                                                                                                 $10,000 of
   Amount     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Energy Services (continued)
     800M     Giant Industries, Inc., 9 3/4%, 2003                                                    $  716,000            $   222
     111M     Synergy Group, Inc., 9 1/2%, 2000                                                           88,800                 28
     500M     Transco Energy Co., 11 1/4%, 1999                                                          533,750                165
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,319,387                719
------------------------------------------------------------------------------------------------------------------------------------
              Financial Services--3.7%
     660M     Lomas Mortgage, USA, 10 1/4%, 2002                                                         561,000                175
     700M     Olympic Financial, Ltd., 11 3/4%, 2000                                                     644,000                199
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,205,000                374
------------------------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--2.2%
     700M     Fleming Co., Inc., 10 5/8%, 2001                                                           703,500                218
------------------------------------------------------------------------------------------------------------------------------------
              Food Services--2.1%
     750M     Americold Corp., 11 1/2%, 2005                                                             676,875                210
------------------------------------------------------------------------------------------------------------------------------------
              Gaming/Lodging--3.5%
     650M     GB Property Funding, Inc., 10 7/8%, 2004                                                   529,750                164
     700M     Showboat, Inc., 9 1/4%, 2008                                                               589,750                183
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,119,500                347
------------------------------------------------------------------------------------------------------------------------------------
              Healthcare--3.5%
     750M     Abbey Healthcare Group, Inc., 9 1/2%, 2002                                                 675,000                209
     500M     Mediq/PRN Life Support Services, Inc., 11 1/8%, 1999                                       452,500                140
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,127,500                349
------------------------------------------------------------------------------------------------------------------------------------
              Information Technology/Office Equipment--1.5%
     500M     Bell & Howell Co., 10 3/4%, 2002                                                           478,750                148
------------------------------------------------------------------------------------------------------------------------------------
              Insurance--2.1%
     700M     American Life Holding Co., 11 1/4%, 2004                                                   682,500                211
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
Principal                                                                                                                 $10,000 of
   Amount     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Media/Cable Television--7.9%
 $ 1,000M     Affiliated Newspaper Investments, 0%-13 1/4%, 2006                                      $  520,000            $   161
     300M     Cablevision Industries, Inc., 10 3/4%, 2002                                                298,500                 92
     750M     Outdoor Systems, Inc., 10 3/4%, 2003                                                       678,750                210
     500M     Rogers Cablesystems, Ltd., 9 5/8%, 2002                                                    491,250                152
     600M     World Color Press, Inc., 9 1/8%, 2003                                                      556,500                173
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,545,000                788
------------------------------------------------------------------------------------------------------------------------------------
              Mining/Metals--6.9%
     600M     Geneva Steel Co., Inc., 9 1/2%, 2004                                                       506,250                157
     900M     WCI Steel, Inc., 10 1/2%, 2002                                                             866,250                268
   1,000M     Wheeling-Pittsburgh Steel Corp., 9 3/8%, 2003                                              855,000                265
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,227,500                690
------------------------------------------------------------------------------------------------------------------------------------
              Miscellaneous--1.0%
     800M    +Acme Holdings, Inc., 11 3/4%, 2000                                                         336,000                104
------------------------------------------------------------------------------------------------------------------------------------
              Paper/Forest Products--7.3%
     800M     Rainy River Forest Products Co., Inc., 10 3/4%, 2001                                       798,000                247
     600M     S. D. Warren Co., Inc., 12%, 2004 (Note 5)                                                 615,000                190
   1,000M     Stone Container Corp., 9 7/8%, 2001                                                        950,000                295
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,363,000                732
------------------------------------------------------------------------------------------------------------------------------------
              Real Estate/Construction--2.2%
     800M     Oriole Homes, Inc., 12 1/2%, 2003                                                          716,000                222
------------------------------------------------------------------------------------------------------------------------------------
              Retail-Food/Drug--3.1%
   1,000M     P&C Food Markets, Inc., 11 1/2%, 2001                                                    1,015,000                314
------------------------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--2.0%
       1M     Barry's Jewelers, Inc., 12 5/8%, 1996                                                          495               --
     750M     General Host Co., Inc., 11 1/2%, 2002                                                      660,000                205
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         660,495                205
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--HIGH YIELD SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
Principal                                                                                                                   Invested
  Amount,                                                                                                                   For Each
    Units                                                                                                                 $10,000 of
or Shares     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Telecommunications--4.6%
  $  550M     Paging Network, Inc., 11 3/4%, 2002                                                     $  548,625            $   170
     400M     PanAmSat Capital Corp., 0%-11 3/8%, 2003                                                   250,000                 77
     700M     PanAmSat Capital Corp., 9 3/4%, 2000                                                       668,500                207
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,467,125                454
------------------------------------------------------------------------------------------------------------------------------------
              Transportation--1.5%
     500M     Trism, Inc., 10 3/4%, 2000                                                                 472,500                146
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of Corporate Bonds (cost $29,813,297)                                       28,065,397   `          8,693
------------------------------------------------------------------------------------------------------------------------------------
              BOND UNITS--2.3%
              Telecommunications
    1,400     Echostar Communications Corp., 0%-12 7/8%, 2004(a)(cost $809,449)                          731,500                227
------------------------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.1%
              Gaming/Lodging--.0%
    1,620    *Divi Hotels, Inc. (Note 4)                                                                     122                 --
    2,000    *Goldriver Hotel & Casino Corp., Series "B"                                                   3,000                  1
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           3,122                  1
------------------------------------------------------------------------------------------------------------------------------------
              Media/Cable Television--.1%
    1,000    *Affiliated Newspaper Investments                                                            25,000                  8
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of Common Stocks (cost $66,096)                                                 28,122                  9
------------------------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--5.2%
              Financial Services
    7,000     California Federal Bank, 10 5/8%, Series "B"                                               700,000                216
   10,000     First Nationwide Bank, 11 1/2%                                                             980,000                304
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of Preferred Stocks (cost $1,700,000)                                        1,680,000                520
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
 Warrants                                                                                                                   Invested
       or                                                                                                                   For Each
Principal                                                                                                                 $10,000 of
   Amount     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------

              WARRANTS--.1%
              Financial Services--.0%
    4,000    *Olympic Financial, Ltd. (expiring 9/1/99) (Note 5)                                       $   7,000            $     2
       18    *Reliance Group Holdings, Inc. (expiring 1/28/97)                                                23                 --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           7,023                  2
------------------------------------------------------------------------------------------------------------------------------------
              Gaming/Lodging--.1%
      200    *Goldriver Finance Corp., Liquidating Trust                                                   3,000                  1
    4,200    *Presidential Riverboat Casinos, Inc. (expiring 9/15/96) (Note 5)                            16,800                  5
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          19,800                  6
------------------------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--.0%
      100    *Payless Cashways, Inc. (expiring 11/1/96)                                                      150                 --
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of Warrants (cost $5,375)                                                       26,973                  8
------------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.3%
    $750M     Raytheon, 5.95%, 1/9/95 (cost $749,008)                                                    749,008                232
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $33,143,225)                             96.9%                       31,281,000              9,689
Other Assets, Less Liabilities                                             3.1                         1,003,746                311
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                      $32,284,746            $10,000
============================================================================================================================-=======

  * Non-income producing
  + In default as to principal and/or interest (Note 8)
(a) Each unit consists of a $1,000 principal amount 12 7/8% senior secured discount note due 6/1/04 and warrants to purchase six shares of Class "A" common stock.


                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--INTERNATIONAL SECURITIES SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
    Shares    Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--90.9%
              Japan--18.8%
   50,000     Chichibu Onoda Cement Corp.                                                            $   284,650            $    91
   18,000     Fujisawa Pharmaceutical Co.                                                                194,846                 62
   30,000     Hitachi Co., Ltd.                                                                          297,381                 95
    2,000     Ito Yokado Co., Ltd.                                                                       106,846                 34
   30,000     Kajima Corp.                                                                               256,788                 82
   20,000     Kawasaki Heavy Industries                                                                   90,206                 29
   12,000     Kokusai Electric Co., Ltd.                                                                 230,930                 74
    4,000     Kyocera Corp.                                                                              296,281                 95
    1,000     Kyoritsu Air Tech., Inc.                                                                    24,456                  8
    2,000     Mabuchi Motor                                                                              150,346                 48
   40,000     Minebea Co., Ltd.                                                                          336,772                108
   28,000     Mitsui Petrochemical Industries                                                            246,966                 79
    4,500     Murata Mfg. Co., Ltd.                                                                      173,649                 55
    1,000     Nihon Jumbo Co., Ltd.                                                                       41,094                 13
       25     Nippon Telephone & Telegraph Corp.                                                         220,758                 71
   92,000    *NKK Corp                                                                                   254,500                 81
   10,000     Nomura Securities, Ltd.                                                                    207,477                 66
    6,000     Orix Corp.                                                                                 221,309                 71
    2,000     Riso Kagaku Corp.                                                                          173,198                 55
   10,000     Sankyo Co., Ltd.                                                                           248,571                 79
    2,500     Sanyo Shinpan Finance Co., Ltd.                                                            240,804                 77
    2,000     Secom Co., Ltd.                                                                            124,286                 40
    4,000     Shimamura Corp.                                                                            200,461                 64
   30,000     Showa Corp.                                                                                291,669                 93
    6,000     Sony Corp.                                                                                 339,781                109
   35,000     Sumitomo Realty & Development                                                              206,973                 66
    8,000     Sumitomo Trust &Banking                                                                    112,258                 36
    4,000     TDK Corp.                                                                                  193,645                 62
   10,000     Tokio Marine & Fire Insurance Co., Ltd.                                                    122,281                 39
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       5,889,182              1,882
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
    Shares    Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              United States--16.6%
    3,750     American International Group, Inc.                                                     $   367,500            $   117
    6,500    *American Re Corp.                                                                          209,625                 67
    6,500     A T & T Corp.                                                                              326,625                104
    4,000    *AMR Corp                                                                                   213,000                 68
    2,000     Capital Cities ABC Inc.                                                                    170,500                 54
    5,000     Chrysler Corp.                                                                             245,000                 78
    2,500     Dow Chemical Co.                                                                           168,125                 54
    5,000     Exxon Corp.                                                                                303,750                 97
    2,500     Federal National Mortgage Association                                                      182,188                 58
    5,000     General Electric Co.                                                                       255,000                 81
    2,500     Gillette Co.                                                                               186,875                 60
    2,000     Hewlett-Packard Co                                                                         199,750                 64
    2,500     International Paper Co.                                                                    188,438                 60
    4,000     J.C. Penney Co.                                                                            178,500                 57
    6,000     Johnson & Johnson                                                                          328,500                105
    5,000     Kimberly Clark Corp.                                                                       252,500                 81
   10,000     MCI Communications                                                                         183,750                 59
    2,000     Minnesota Mining & Manufacturing Co.                                                       106,750                 34
    5,000     Pepsico, Inc.                                                                              181,250                 58
   15,000     Unocal Corp.                                                                               408,750                131
      696    *Viacom Inc. Class "A"                                                                       28,971                  9
    5,273    *Viacom Inc. Class "B"                                                                      214,216                 68
    8,300     York International Corp.                                                                   306,063                 99
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       5,205,626              1,663
------------------------------------------------------------------------------------------------------------------------------------
              United Kingdom--8.8%
   14,000     Abbey National PLC                                                                          94,291                 30
   45,000     Bass PLC                                                                                   362,218                116
  212,000     BET PLC                                                                                    336,635                108
   15,000     British Telecommunications PLC                                                              88,588                 28
   35,000     Cadbury Schwepps PLC                                                                       236,001                 75
   50,000     General Electric PLC                                                                       215,115                 69
   15,500     Kwik Save Group PLC                                                                        133,373                 43
   49,200     Redland PLC                                                                                354,078                113
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--INTERNATIONAL SECURITIES SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
    Shares    Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              United Kingdom (continued)
   35,000     Royal Insurance Holdings PLC                                                            $  152,771            $    49
   34,000     Smith (W.H.) & Son Group "A" PLC                                                           254,793                 81
   72,000     Tomkins PLC                                                                                247,817                 79
   20,000     Zeneca Group PLC                                                                           275,038                 88
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,750,718                879
------------------------------------------------------------------------------------------------------------------------------------
              France--6.0%
    3,044     Compagnie De Saint Gobain                                                                  350,214                112
    1,528     Euro Rscg Worldwide S.A.                                                                   157,473                 50
    1,000     Groupe Danone                                                                              140,347                 45
    7,600    *Renault S.A.                                                                               251,349                 80
    3,600     Societe Generale Paris                                                                     378,430                121
    4,200    *Technip SA                                                                                 191,947                 61
    5,000     Total SA                                                                                   290,624                 93
    1,800    *Ugine SA (Note 5)                                                                          126,481                 41
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,886,865                603
------------------------------------------------------------------------------------------------------------------------------------
              Germany-- 4.4%
    1,300     Bayer AG                                                                                   304,448                 97
      600     Deutsche Bank AG                                                                           278,707                 89
      900     Mannesmann AG                                                                              245,030                 78
      200     Schering AG                                                                                130,966                 42
      400     Siemens AG                                                                                 166,450                 53
      750     Veba AG                                                                                    259,739                 83
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,385,340                442
------------------------------------------------------------------------------------------------------------------------------------
              Australia--4.4 %
   50,892     Amcor Ltd.                                                                                 367,903                118
   26,235     Broken Hill Proprietary Ltd.                                                               398,439                127
   62,000     Coles Myer Ltd.                                                                            210,633                 67
   28,205     National Australia Bank Ltd.                                                               226,210                 72
   67,492     Pacific Dunlop Ltd.                                                                        179,562                 57
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,382,747                441
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
    Shares    Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Netherlands--3.6 %
   30,000     Elsevier NV CVA                                                                         $  312,909            $   100
    5,050     International Nederlanden CVA                                                              238,631                 76
    2,500     Royal Dutch Petroleum NV CVA                                                               272,285                 87
    2,500     Unilever NV CVA                                                                            293,750                 94
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,117,575                357
------------------------------------------------------------------------------------------------------------------------------------
              Spain--2.8%
    4,000     ENDESA                                                                                     162,880                 52
    4,000     Empresa Nacional De Electricidad S.A.(ADR)                                                 162,000                 52
   10,000     Repsol S.A. (ADR)                                                                          272,500                 87
   10,000     Tabacalera                                                                                 266,656                 85
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         864,036                276
------------------------------------------------------------------------------------------------------------------------------------
              Hong Kong--2.6%
  100,000     Cathay Pacific Airways Ltd.                                                                145,400                 46
   17,200     HSBC Holdings PLC                                                                          185,626                 59
   42,000     Hutchison Whampoa Ltd.                                                                     169,907                 54
   34,000     Swire Pacific Ltd. Class "A"                                                               211,810                 68
   30,000     Wharf Holdings                                                                             101,199                 32
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         813,942                259
------------------------------------------------------------------------------------------------------------------------------------
              Switzerland--2.4%
      600     Ciba-Geigy AG Regd                                                                         358,076                114
      400     Nestle SA Regd                                                                             381,153                122
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         739,229                236
------------------------------------------------------------------------------------------------------------------------------------
              Sweden--2.4%
   13,000     AGA AB Series "B" Free                                                                     119,786                 38
   12,100     Astra AB Series "A" Free                                                                   312,507                100
   19,000     Pharmacia AB Series "A" Free                                                               304,139                 97
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         736,432                235
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--INTERNATIONAL SECURITIES SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
    Shares    Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Singapore--2.3%
   25,000     Development Bank of Singapore                                                           $  257,205            $    82
   55,000     Keppel Corp.                                                                               467,769                149
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         724,974                231
------------------------------------------------------------------------------------------------------------------------------------
              Canada--2.1%
   23,000     Canadian Pacific Ltd.                                                                      345,000                110
   20,000     Westcoast Energy Inc.                                                                      317,249                101
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         662,249                211
------------------------------------------------------------------------------------------------------------------------------------
              Malaysia--2.1%
   33,333     Arab Malaysian Finance                                                                      86,152                 28
   98,400     Sime Darby Berhad                                                                          225,424                 72
   23,000     Telekom Malaysia                                                                           155,823                 50
   50,000     Tenaga Nasional Bhd                                                                        197,765                 63
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         665,164                213
------------------------------------------------------------------------------------------------------------------------------------
              Mexico--1.8%
   20,000     Kimberly Clark Mexican Class "A"                                                           236,750                 76
    8,000     Telefonos De Mexico S.A. (ADR) Class "L"                                                   328,000                105
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         564,750                181
------------------------------------------------------------------------------------------------------------------------------------
              New Zealand--1.8%
   100,000    Carter Holt Havley Ltd.                                                                    204,840                 65
   60,000     Lion Nathan Ltd.                                                                           114,456                 37
   76,000     Telecom Corp New Zealand Ltd. (Note 5)                                                     248,117                 79
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         567,413                181
------------------------------------------------------------------------------------------------------------------------------------
              Norway--1.8%
   10,000     Hafslund Nyco Series "A" Free                                                              213,630                 68
   31,000     Saga Petroleum Series "A" Free                                                             336,855                108
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         550,485                176
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
    Shares    Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Denmark--1.7%
    8,700    *Tele Danmark A/S Class "B" (ADS)                                                        $  221,850            $    71
    8,000     Unidanmark A/S Class "A" Regd (3,000 shares 144A Securities-Note 5)                        307,615                 98
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         529,465                169
------------------------------------------------------------------------------------------------------------------------------------
              Italy--1.6%
   33,000     Istituto Mobiliare Italiano                                                                202,808                 65
   110,000    Telecom Italia SPA                                                                         286,143                 91
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         488,951                156
------------------------------------------------------------------------------------------------------------------------------------
              Argentina--.9%
    3,450     Banco De Galicia Y Buenos Aires S.A. Class "B" (ADR)                                        59,512                 19
    2,000     Telefonica De Argentina S.A. Class "B" (ADR)                                               106,000                 34
    5,000     YPF Soceidad Anonima S.A. Class "D" (ADR)                                                  106,875                 34
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         272,387                 87
------------------------------------------------------------------------------------------------------------------------------------
              Chile--.9%
    3,500     Compania De Telefonos De Chile S.A. (ADR)                                                  275,625                 88
------------------------------------------------------------------------------------------------------------------------------------
              Portugal--.6%
   15,000     *Banco Commercial Portugese Regd                                                           195,979                 63
------------------------------------------------------------------------------------------------------------------------------------
              Austria-- .4%
    1,000     EVN                                                                                        129,910                 41
------------------------------------------------------------------------------------------------------------------------------------
              India--.1%
    2,000     ITC Ltd. (GDR) (Note 5)                                                                     24,228                  8
    1,000     *Reliance Industries (GDS) (Note 5)                                                         21,996                  7
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          46,224                 15
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of Common Stocks (cost $26,219,411)                                         28,445,268              9,085
------------------------------------------------------------------------------------------------------------------------------------


Portfolio of Investments
First Investors Life Series Fund--INTERNATIONAL SECURITIES SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
Shares or                                                                                                                   For Each
Principal                                                                                                                 $10,000 of
   Amount     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Preferred Stocks--.3%
      200     Krones AG (cost $142,932)                                                               $  112,257            $    36
------------------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--5.5%
   $1,730M    United States Treasury Bill 5.395%, 3/23/95 (cost $1,709,000)                            1,709,000                546
------------------------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS--.5%
      151M    Paine Webber Inc., 5.85%, 1/3/95 (Collateralized by
                U.S. Treasury Notes 4 1/8%, 6/30/95) (cost $151,000)                                     151,000                 48
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $28,222,343)                             97.2%                       30,417,525              9,715
Other Assets, Less Liabilities                                             2.8                           890,972                285
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                      $31,308,497            $10,000
====================================================================================================================================

 *Non-income producing


                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--INTERNATIONAL SECURITIES SERIES

At December 31, 1994, sector diversification of the portfolio was as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Percentage
Sector Diversification                                                                     of Net Assets                       Value
------------------------------------------------------------------------------------------------------------------------------------
Financial Services ............................................................                     12.6%                 $3,945,210
Energy ........................................................................                      8.4                   2,643,239
Drugs .........................................................................                      7.9                   2,457,091
Telecommunications ............................................................                      7.8                   2,441,279
Electrical Equipment ..........................................................                      5.2                   1,628,484
Industrial Services ...........................................................                      4.6                   1,442,415
Food/Beverage/Tobacco .........................................................                      4.6                   1,439,653
Electronics/Instruments/Components ............................................                      3.9                   1,220,363
Household Products ............................................................                      3.1                     969,875
Insurance .....................................................................                      2.7                     852,177
Building Materials ............................................................                      2.3                     727,741
Transportation ................................................................                      2.3                     703,400
Chemicals .....................................................................                      2.2                     696,826
Retail Trade ..................................................................                      2.2                     696,440
Conglomerates .................................................................                      2.2                     679,579
Real Estate/Construction ......................................................                      2.1                     642,637
Media/Cable Television ........................................................                      2.0                     640,882
Miscellaneous .................................................................                      2.0                     625,693
Machinery/Diversified .........................................................                      2.0                     622,227
Automotive ....................................................................                      1.6                     496,349
Manufacturing/Diversified .....................................................                      1.4                     424,592
Electric & Gas Utilities ......................................................                      1.0                     324,880
Consumer Durables .............................................................                       .9                     291,669
Natural Gas ...................................................................                       .9                     290,624
Gaming/Lodging ................................................................                       .9                     266,656
Retail/General Merchandise ....................................................                       .8                     254,793
Entertainment .................................................................                       .8                     243,187
Housing .......................................................................                       .7                     206,973
Utilities .....................................................................                       .6                     197,765
Paper/Forest Products .........................................................                       .6                     188,438
Consumer Non-Durables .........................................................                       .5                     169,907
Metals/Miscellaneous ..........................................................                       .4                     126,481
Repurchase Agreements .........................................................                       .5                     151,000
U.S. Government Obligations ...................................................                      5.5                   1,709,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                   97.2                  30,417,525
Other Assets, Less Liabilities                                                                       2.8                     890,972
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                         100.0%                $31,308,497
====================================================================================================================================


                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--INVESTMENT GRADE SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
Principal                                                                                                                 $10,000 of
   Amount     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--74.4%
              Aerospace/Defense--5.1%
   $ 100M     Allison Engine Co., Inc., 10%, 2003                                                    $   103,000            $    89
     300M     Boeing Co., 6.35%, 2003                                                                    265,255                229
     250M     Lockheed Corp., 6 3/4%, 2003                                                               224,726                194
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         592,981                512
------------------------------------------------------------------------------------------------------------------------------------
              Building Materials--.9%
     100M     Masco Corp., 9%, 2001                                                                      102,408                 88
------------------------------------------------------------------------------------------------------------------------------------
              Computers/Software/Business Equipment--.9%
     100M     Card Establishment Services, Inc., 10%, 2003                                               104,500                 90
------------------------------------------------------------------------------------------------------------------------------------
              Conglomerates--4.4%
     300M     Hanson Overseas, B.V., 7 3/8%, 2003                                                        281,980                243
     250M     Tenneco, Inc., 7 7/8%, 2002                                                                239,043                206
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         521,023                449
------------------------------------------------------------------------------------------------------------------------------------
              Consumer Products--2.0%
     250M     Mattel, Inc., 6 3/4%, 2000                                                                 230,963                199
------------------------------------------------------------------------------------------------------------------------------------
              Electric & Gas
              Utilities--14.2%
     250M     Baltimore Gas & Electric Co., 6 1/2%, 2003                                                 221,976                192
     200M     Carolina Power & Light Co., 7 3/4%, 2003                                                   191,952                165
     250M     Duke Power Co., 5 7/8%, 2003                                                               212,654                184
     200M     Kansas Gas & Electric Co., 7.6%, 2003                                                      188,662                163
      75M     Old Dominion Electric Cooperative, 7.97%, 2002                                              73,447                 63
     300M     Pennsylvania Power & Light Co., 6 7/8%, 2003                                               269,736                232
     250M     Philadelphia Electric Co., 8%, 2002                                                        242,408                209
     200M     SCE Capital Corp., 7 3/8%, 2003                                                            185,507                160
      75M     Southwestern Electric Power Co., 7%, 2007                                                   66,707                 57
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,653,049              1,425
------------------------------------------------------------------------------------------------------------------------------------
              Financial Services--13.1%
      75M     Banc One Corp., 7 1/4%, 2002                                                                69,107                 60
      40M     BankAmerica Corp., 9 1/2%, 2001                                                             41,440                 36
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
Principal                                                                                                                 $10,000 of
   Amount     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Financial Services (continued)
  $  200M     Barnett Banks, Inc., 8 1/2%, 1999                                                       $  200,055            $   172
     300M     Chemical Bank, Inc., 7%, 2005                                                              264,418                228
     200M     Citicorp, 8%, 2003                                                                         192,232                166
     150M     First Union Corp., 8 1/8%, 2002                                                            145,675                126
     250M     Fleet Financial Group, 6 7/8%, 2003                                                        223,559                193
     250M     Mellon Bank N.A., 6 1/2%, 2005                                                             211,966                183
      50M     Meridian Bancorp, 7 7/8%, 2002                                                              47,666                 41
      75M     Morgan Guaranty Trust Co., 7 3/8%, 2002                                                     71,691                 62
      50M     Nationsbank Corp., 8 1/8%, 2002                                                             48,351                 42
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,516,160              1,309
------------------------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--1.8%
      25M     Coca-Cola Enterprises, Inc., 7 7/8%, 2002                                                   24,362                 21
     200M     Philip Morris Cos., Inc., 7 1/8%, 2002                                                     182,111                157
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         206,473                178
------------------------------------------------------------------------------------------------------------------------------------
              Healthcare--1.3%
     150M     Healthtrust, Inc., 8 3/4%, 2005                                                            144,750                125
------------------------------------------------------------------------------------------------------------------------------------
              Investment/Finance
              Companies--7.7%
     300M     Associates Corp of North America, 7 7/8%, 2001                                             291,016                251
     300M     General Electric Capital Corp., 7 7/8%, 2006                                               290,150                250
     300M     General Motors Acceptance Corp., 7 1/8%, 1999                                              282,221                243
      25M     Heller Financial, Inc., 9 3/8%, 1998                                                        25,642                 22
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         889,029                766
------------------------------------------------------------------------------------------------------------------------------------
              Oil/Natural Gas--4.2%
     250M     BP America, Inc., 7 7/8%, 2002                                                             243,918                210
     250M     Marathon Oil Co., 8 1/2%, 2000                                                             248,871                214
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         492,789                424
------------------------------------------------------------------------------------------------------------------------------------
              Paper/Forest Products--4.4%
     250M     Stone Container Corp., 10 3/4%, 2002                                                       249,375                215
     250M     Temple Inland, Inc., 9%, 2001                                                              257,754                222
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         507,129                437
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--INVESTMENT GRADE SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
Principal                                                                                                                 $10,000 of
   Amount     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Retail/General
              Merchandise--1.9%
  $  250M     Penney J.C & Co., 6 1/8%, 2003                                                          $  216,303            $   186
------------------------------------------------------------------------------------------------------------------------------------
              Technology--4.2%
     250M     International Business Machines Corp., 6 3/8%, 2000                                        228,771                197
     275M     Xerox Corp., 7.15%, 2004                                                                   253,314                218
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         482,085                415
------------------------------------------------------------------------------------------------------------------------------------
              Telecommunications--1.6%
     200M     Tele-Communications, Inc., 8 1/4%, 2003                                                    188,625                163
------------------------------------------------------------------------------------------------------------------------------------
              Telephone--6.7%
      30M     GTE Corp., 8.85%, 1998                                                                      30,393                 26
     350M     MCI Communication Corp., 7 1/2%, 2004                                                      331,062                285
     200M     Pacific Bell Telephone Co., 7%, 2004                                                       183,819                158
     250M     Southern Bell Telephone & Telegraph Co., Inc., 8 1/8%, 2017                                235,962                203
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         781,236                672
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of Corporate Bonds (cost $9,368,991)                                         8,629,503              7,438
------------------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--12.1%
     300M     Federal Home Loan Mortgage Corp., 7.88%, 2004                                              283,406                244
     690M     United States Treasury Notes, 8 7/8%, 1997                                                 708,220                610
     450M     United States Treasury Notes, 5 1/4%, 1998                                                 413,930                357
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of U.S. Government Obligations (cost $1,534,779)                             1,405,556              1,211
------------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--11.2%
     550M     Florida Power Corp., 5.95%, 1/6/95                                                         549,546                474
     400M     Ford Motor Credit Co.,5.82%, 1/13/95                                                       399,224                344
     350M     General Electric Credit Corp., 5.80%, 1/11/95                                              349,436                301
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of Short-Term Corporate Notes (cost $1,298,206)                              1,298,206              1,119
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $12,201,976)                             97.7%                       11,333,265              9,768
Other Assets, Less Liabilities                                             2.3                           269,211                232
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                      $11,602,476            $10,000
====================================================================================================================================

                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--UTILITIES INCOME SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
   Shares     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--78.6%
              Consumer Services--.2%
      300     Time Warner Inc.                                                                       $    10,538            $    22
------------------------------------------------------------------------------------------------------------------------------------
              Electric Power--37.7%
    3,100     American Electric Power Co.                                                                101,913                216
    3,000     Baltimore Gas & Electric Co.                                                                66,375                141
    1,800     Boston Edison Co.                                                                           42,975                 91
    2,000     Carolina Power & Light Co.                                                                  53,250                113
    2,500     Cinergy Corp.                                                                               58,437                124
    2,000     CMS Energy Corp.                                                                            45,750                 97
    4,000     DPL, Inc.                                                                                   82,000                174
    3,300     DQE, Inc.                                                                                   97,762                207
    3,000     Duke Power Co.                                                                             114,375                242
    2,500     Eastern Utilities Association                                                               55,000                117
      300     Empresa Nacional De Electricidad                                                            12,150                 26
    3,000     FPL Group, Inc.                                                                            105,375                222
    2,000     General Public Utilities Corp.                                                              52,500                111
    2,500     Illinova Corp.                                                                              54,375                115
    2,000     New England Electric System                                                                 64,250                136
    3,000     Nipsco Industries, Inc.                                                                     89,250                189
    2,000     Northern States Power Co.                                                                   88,000                186
    5,000     PacifiCorp                                                                                  90,625                192
    1,500     Peco Energy Co.                                                                             36,750                 78
    6,000     Pinnacle West Capital Corp.                                                                118,500                251
    1,000     Public Service Co. of Colorado                                                              29,375                 62
    3,000    *Public Service Co. of New Mexico                                                            39,000                 83
    1,000     Public Service Enterprise Group Inc.                                                        26,500                 56
    3,000     Southern Co.                                                                                60,000                127
    4,000     Teco Energy Inc.                                                                            80,500                171
    2,000     Texas Utilities Co.                                                                         64,000                136
    2,000     Wisconsin Energy Corp.                                                                      51,750                110
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       1,780,737              3,773
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--UTILITIES INCOME SERIES
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            For Each
                                                                                                                          $10,000 of
   Shares     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Energy--6.4%
    1,000     Coastal Corp.                                                                           $   25,750            $    55
    2,500     Enron Corp.                                                                                 76,250                161
    1,700     NICOR, Inc.                                                                                 38,675                 82
    3,100     Pacific Enterprises                                                                         65,875                140
      500     Royal Dutch Petroleum Co.                                                                   53,750                114
    1,400     Sonat, Inc.                                                                                 39,200                 83
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         299,500                635
------------------------------------------------------------------------------------------------------------------------------------
              Energy Exploration/Production--.4%
    1,000    *Seagull Energy Corp.                                                                        19,125                 41
------------------------------------------------------------------------------------------------------------------------------------
              Natural Gas--7.6%
    1,600     Atlanta Gas Light Co.                                                                       48,000                102
    1,000     Brooklyn Union Gas Co.                                                                      22,250                 47
      500     KN Energy, Inc.                                                                             11,875                 25
    1,200     MCN Corp.                                                                                   21,750                 46
    2,400     National Fuel Gas Co.                                                                       61,200                130
    2,000     New Jersey Resources Corp.                                                                  45,250                 96
    1,500     Piedmont Natural Gas Co., Inc.                                                              28,313                 60
    2,500     UGI Corp.                                                                                   50,938                108
    1,000     Washington Energy Co.                                                                       13,500                 29
    2,000     Wicor, Inc.                                                                                 56,750                119
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         359,826                762
------------------------------------------------------------------------------------------------------------------------------------
              Technology--4.0%
    1,500    *Airtouch Communications, Inc.                                                               43,687                 93
    4,000     MCI Communications Corp.                                                                    73,500                156
      600     Motorola, Inc.                                                                              34,725                 74
      300     Northern Telecom Ltd.                                                                       10,012                 21
    1,000     Sprint Corp.                                                                                27,625                 59
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         189,549                403
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
Shares or                                                                                                                   For Each
Principal                                                                                                                 $10,000 of
   Amount     Security                                                                                     Value          Net Assets
------------------------------------------------------------------------------------------------------------------------------------
              Telecommunications--2.6%
    1,000    *LDDS Communications, Inc.                                                               $   19,437            $    41
    1,000    *Mobile Telecommunication Technologies Corp.                                                 19,500                 41
    2,000     SBC Communications Inc.                                                                     80,750                171
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         119,687                253
------------------------------------------------------------------------------------------------------------------------------------
              Telephone/Utilities--19.7%
    3,000     Alltel Corp.                                                                                90,375                191
    3,500     Ameritech Corp.                                                                            141,313                299
    2,000     A T & T Corp.                                                                              100,500                213
    2,000     Bell Atlantic Corp.                                                                         99,500                211
    2,000     Bellsouth Corp.                                                                            108,250                229
    3,500     GTE Corp.                                                                                  106,312                225
    1,000    *MFS Communications Co.                                                                      32,750                 69
    2,000     Nynex Corp.                                                                                 73,500                156
    2,000     Pacific Telesis Group                                                                       57,000                121
    2,000    *Rochester Telephone Corp.                                                                   42,250                 90
      700     Telefonica De Espana (ADR)                                                                  24,588                 52
    1,500     U.S. West, Inc.                                                                             53,438                113
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         929,776              1,969
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of Common Stocks (cost $3,843,448)                                           3,708,738              7,858
------------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--21.7%
$    225M     Central Louisiana Electric Co. 5.85%, 1/3/95                                               224,941                476
     225M     Lubrizol Corp. 6.00%, 1/6/95                                                               224,812                476
     225M     Oklahoma Gas & Electric Co. 5.90%, 1/11/95                                                 224,631                476
     350M     Pitney Bowes, Inc. 5.95%, 1/9/95                                                           349,538                741
------------------------------------------------------------------------------------------------------------------------------------
              Total Value of Short-Term Corporate Notes (cost $1,023,922)                              1,023,922              2,169
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $4,867,370)                             100.3%                        4,732,660             10,027
Excess of Liabilities Over Other Assets                                    (.3)                          (12,633)              (27)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%                       $4,720,027            $10,000
====================================================================================================================================

 *Non-income producing


                       See notes to financial statements

Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            CASH
                                                                      BLUE CHIP       MANAGEMENT        DISCOVERY        GOVERNMENT
                                                                      ---------       ----------        ---------        ----------
Assets
Investments in securities:
  At identified cost .........................................     $ 39,926,978     $  3,940,559     $ 32,330,328      $  7,979,586
                                                                   ============     ============     ============      ============
  At value (Note 1A) .........................................     $ 40,280,776     $  3,940,559     $ 33,303,472      $  7,736,109
Cash (overdraft) .............................................        2,309,427           13,442         (194,076)           59,970
Receivables:
  Investment securities sold .................................        2,279,986             --               --                --
  Interest and dividends .....................................          100,719             --             11,859           103,437
  Trust shares sold ..........................................           23,848            3,731           98,339             5,604
Other assets .................................................              141              644              578              --
                                                                   ------------     ------------     ------------      ------------
Total Assets .................................................       44,994,897        3,958,376       33,220,172         7,905,120
                                                                   ------------     ------------     ------------      ------------
Liabilities
Payables:
  Investment securities purchased ............................        3,461,850             --          2,895,677              --
  Trust shares redeemed ......................................           73,721           22,810           55,729            24,865
Accrued advisory fee .........................................           25,655              988           18,376             2,292
Accrued expenses .............................................            9,370            6,023            6,776              --
                                                                   ------------     ------------     ------------      ------------
Total Liabilities ............................................        3,570,596           29,821        2,976,558            27,157
                                                                   ------------     ------------     ------------      ------------
Net Assets ...................................................     $ 41,424,301     $  3,928,555     $ 30,243,614      $  7,877,963
                                                                   ============     ============     ============      ============
Net Assets Consist of:
Capital paid in ..............................................     $ 37,581,050     $  3,928,555     $ 27,184,884      $  8,402,775
Undistributed net investment income ..........................          568,071             --             93,202           506,859
Accumulated net realized gain (loss) on investments
  and foreign currencies .....................................        2,921,382             --          1,992,384          (788,194)
Net unrealized appreciation (depreciation) in value of
  investments and foreign currency related transactions ......          353,798             --            973,144          (243,477)
                                                                   ------------     ------------     ------------      ------------
Total ........................................................     $ 41,424,301     $  3,928,555     $ 30,243,614      $  7,877,963
                                                                   ============     ============     ============      ============
Shares of Beneficial Interest Outstanding (Note 2) ...........        3,012,284        3,928,555        1,522,470           811,929
                                                                   ============     ============     ============      ============
Net Asset Value, Offering and Redemption Price Per ...........           $13.75            $1.00           $19.86             $9.70
                                                                         ======            =====           ======             =====
(Net assets divided by shares outstanding)

                        See notes to financial statements

Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       INTERNATIONAL     INVESTMENT       UTILITIES
                                                               GROWTH     HIGH YIELD      SECURITIES          GRADE          INCOME
                                                               ------     ----------      ----------          -----          ------
Assets
Investments in securities:
  At identified cost .................................   $ 31,366,691   $ 33,143,225    $ 28,222,343   $ 12,201,976    $  4,867,370
                                                         ============   ============    ============   ============    ============
  At value (Note 1A) .................................   $ 32,699,783   $ 31,281,000    $ 30,417,525   $ 11,333,265    $  4,732,660
Cash (overdraft) .....................................         22,737        371,436         616,473         72,125          31,020
Receivables:
  Investment securities sold .........................           --             --           166,638           --              --
  Interest and dividends .............................         50,432        663,762          79,162        196,168          15,541
  Trust shares sold ..................................         90,797         56,743         163,906         45,790          73,286
Other assets .........................................            593            792             132           --              --
                                                         ------------   ------------    ------------   ------------    ------------
Total Assets .........................................     32,864,342     32,373,733      31,443,836     11,647,348       4,852,507
                                                         ------------   ------------    ------------   ------------    ------------
Liabilities
Payables:
  Investment securities purchased ....................           --             --            80,676           --           127,937
  Trust shares redeemed ..............................         41,062         60,005          16,964         39,255           3,085
Accrued advisory fee .................................         20,027         19,920          19,192          3,376           1,325
Accrued expenses .....................................          6,061          9,062          18,507          2,241             133
                                                         ------------   ------------    ------------   ------------    ------------
Total Liabilities ....................................         67,150         88,987         135,339         44,872         132,480
                                                         ------------   ------------    ------------   ------------    ------------
Net Assets ...........................................   $ 32,797,192   $ 32,284,746    $ 31,308,497   $ 11,602,476    $  4,720,027
                                                         ============   ============    ============   ============    ============
Net Assets Consist of:
Capital paid in ......................................   $ 30,747,717   $ 32,264,201    $ 28,230,113   $ 11,913,551    $  4,844,733
Undistributed net investment income ..................        176,061      2,971,294         279,003        605,176         110,079
Accumulated net realized gain (loss) on investments
  and foreign currencies .............................        540,322     (1,088,524)        605,023        (47,540)       (100,075)
Net unrealized appreciation (depreciation) in value
  of investments and foreign currency related
  transactions .......................................      1,333,092     (1,862,225)      2,194,358       (868,711)       (134,710)
                                                         ------------   ------------    ------------   ------------    ------------
Total ................................................   $ 32,797,192   $ 32,284,746    $ 31,308,497   $ 11,602,476    $  4,720,027
                                                         ============   ============    ============   ============    ============
Shares of Beneficial Interest Outstanding (Note 2) ...      1,960,481      3,050,689       2,317,817      1,125,041         513,634
                                                         ============   ============    ============   ============    ============
Net Asset Value, Offering and Redemption Price Per ...         $16.73         $10.58          $13.51         $10.31           $9.19
                                                               ======         ======          ======         ======           =====
(Net assets divided by shares outstanding)

                       See notes to financial statements

Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            CASH
                                                                    BLUE CHIP         MANAGEMENT        DISCOVERY        GOVERNMENT
                                                                    ---------         ----------        ---------        ----------
Investment Income
Income:
  Interest ..................................................      $   164,430       $   167,684      $   237,179       $   557,614
  Dividends .................................................          739,647              --             84,495              --
  Consent fees ..............................................             --                --               --                --
                                                                   -----------       -----------      -----------       -----------
Total income ................................................          904,077           167,684          321,674           557,614
                                                                   -----------       -----------      -----------       -----------
Expenses:
  Advisory fee (Note 6) .....................................          286,413            29,282          194,546            58,949
  Professional fees .........................................           17,084             3,889           12,844             5,373
  Reports to shareholders ...................................           19,356             2,098           12,822             3,943
  Custodian fees ............................................               46             4,347             --                --
  Other expenses ............................................           12,959             1,076            8,260             2,453
                                                                   -----------       -----------      -----------       -----------
Total expenses ..............................................          335,858            40,692          228,472            70,718
  Less: Expenses waived or assumed (Note 6) .................             --              17,258             --              43,209
                                                                   -----------       -----------      -----------       -----------
Expenses--net ...............................................          335,858            23,434          228,472            27,509
                                                                   -----------       -----------      -----------       -----------
Net investment income .......................................          568,219           144,250           93,202           530,105
                                                                   -----------       -----------      -----------       -----------
Realized and Unrealized Gain (Loss) on Investments
  and Foreign Currencies (Note 3):
Net realized gain (loss) on investments
  and foreign currencies ....................................        2,931,871                61        1,992,419          (786,678)
Net unrealized depreciation of investments
  and foreign currency related transactions .................       (4,069,423)             --         (2,687,366)          (75,120)
                                                                   -----------       -----------      -----------       -----------
Net gain (loss) on investments ..............................       (1,137,552)               61         (694,947)         (861,798)
                                                                   -----------       -----------      -----------       -----------
Net Increase (Decrease) in Net Assets Resulting
  from Operations ...........................................      $  (569,333)      $   144,311      $  (601,745)      $  (331,693)
                                                                   ===========       ===========      ===========       ===========

  +Net of $37,429 foreign taxes withheld.
(a)Includes $3,391 of net realized foreign currency gains
(b)Includes $824 of net unrealized depreciation on foreign currency transactions

                       See notes to financial statements

Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Year Ended December 31, 1994

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     INTERNATIONAL        INVESTMENT      UTILITIES
                                                              GROWTH     HIGH YIELD     SECURITIES             GRADE         INCOME
                                                              ------     ----------     ----------             -----         ------
Investment Income
Income:
Interest .............................................   $    65,229    $ 3,159,200    $    96,348       $   770,466    $    12,334
Dividends ............................................       374,665         59,788        512,398+             --          107,596
Consent fees .........................................          --           30,500           --                --             --
                                                         -----------    -----------    -----------       -----------    -----------
Total income .........................................       439,894      3,249,488        608,746           770,466        119,930
                                                         -----------    -----------    -----------       -----------    -----------
Expenses:
Advisory fee (Note 6) ................................       218,813        236,209        202,739            82,832         20,935
Professional fees ....................................        13,337         15,278         12,390             6,335          2,841
Reports to shareholders ..............................        14,711         15,185         14,588             5,672            848
Custodian fees .......................................         8,121           --           42,160               430            672
Other expenses .......................................         8,851         11,425          5,763             6,161          1,129
                                                         -----------    -----------    -----------       -----------    -----------
Total expenses .......................................       263,833        278,097        277,640           101,430         26,425
Less: Expenses waived or assumed (Note 6) ............          --             --             --              60,546         21,652
                                                         -----------    -----------    -----------       -----------    -----------
Expenses--net ........................................       263,833        278,097        277,640            40,884          4,773
                                                         -----------    -----------    -----------       -----------    -----------
Net investment income ................................       176,061      2,971,391        331,106           729,582        115,157
                                                         -----------    -----------    -----------       -----------    -----------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies (Note 3):
Net realized gain (loss) on investments
 and foreign currencies ..............................       555,580       (106,914)       913,209(a)        (47,540)      (100,075)
Net unrealized depreciation of investments and
currency related transactions foreign ................    (1,490,527)    (3,352,582)    (1,619,867)(b)    (1,054,894)      (132,614)
                                                         -----------    -----------    -----------       -----------    -----------
Net gain (loss) on investments .......................      (934,947)    (3,459,496)      (706,658)       (1,102,434)      (232,689)
                                                         -----------    -----------    -----------       -----------    -----------
Net Increase (Decrease) in Net Assets Resulting
from Operations ......................................   $  (758,886)   $  (488,105)   $  (375,552)      $  (372,852)   $  (117,532)
                                                         ===========    ===========    ===========       ===========    ===========

  +Net of $37,429 foreign taxes withheld.
(a)Includes $3,391 of net realized foreign currency gains
(b)Includes $824 of net unrealized depreciation on foreign currency transactions

                       See notes to financial statements

Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                          BLUE CHIP                          CASH MANAGEMENT
                                                              -------------------------------       --------------------------------
   Year Ended December 31,                                            1994               1993               1994               1993
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     from Operations
   Net investment income (loss) ........................      $    568,219       $    362,657       $    144,250       $    175,573
   Net realized gain (loss) on investments
     and foreign currencies ............................         2,931,871            440,707                 61                 81
   Net unrealized appreciation (depreciation)
     of investments and foreign currency
     related transactions ..............................        (4,069,423)         1,544,756               --                 --
                                                              ------------       ------------       ------------       ------------
     Total increase (decrease) in net assets
       resulting from operations .......................          (569,333)         2,348,120            144,311            175,654
                                                              ------------       ------------       ------------       ------------
   Distributions to Shareholders from:
   Net investment income ...............................          (204,030)          (316,583)          (144,311)          (175,573)
   Net realized gain on investments ....................          (416,537)              --                 --                  (81)
                                                              ------------       ------------       ------------       ------------
     Total distributions ...............................          (620,567)          (316,583)          (144,311)          (175,654)
                                                              ------------       ------------       ------------       ------------
   Trust Share Transactions (a)
   Issued ..............................................         9,253,157          9,385,494            828,637            430,084
   Issued on reinvestments .............................           620,566            316,582            144,311            175,653
   Redeemed ............................................        (1,289,081)        (1,468,952)        (1,286,977)        (4,703,726)
                                                              ------------       ------------       ------------       ------------
     Net increase (decrease) from trust share
       transactions ....................................         8,584,642          8,233,124           (314,029)        (4,097,989)
                                                              ------------       ------------       ------------       ------------
     Total increase (decrease) .........................         7,394,742         10,264,661           (314,029)        (4,097,989)
   Net Assets
   Beginning of year ...................................        34,029,559         23,764,898          4,242,584          8,340,573
                                                              ------------       ------------       ------------       ------------
   End of year+ ........................................      $ 41,424,301       $ 34,029,559       $  3,928,555       $  4,242,584
                                                              ============       ============       ============       ============
  +Includes undistributed net investment
   income of ...........................................      $    568,071       $    203,882       $       --         $       --
                                                              ============       ============       ============       ============
(a)Trust Shares Issued and Redeemed
   Issued ..............................................           664,327            683,578            828,637            430,084
   Issued on reinvestments .............................            45,969             22,751            144,311            175,653
   Redeemed ............................................           (92,113)          (107,325)        (1,286,977)        (4,703,726)
                                                              ------------       ------------       ------------       ------------
   Increase (decrease) in shares .......................           618,183            599,004           (314,029)        (4,097,989)
                                                              ============       ============       ============       ============

                       See notes to financial statements

Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------  -----------------------------------------------------------------------------------------------
                                                 DISCOVERY                      GOVERNMENT                        GROWTH
                                        ----------------------------   ----------------------------    -----------------------------
   Year Ended December 31,                     1994            1993            1994            1993            1994            1993
-----------------------------------  -----------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Net Assets from
     Operations
   Net investment income
     (loss) ........................   $     93,202    $     (4,695)   $    530,105    $    457,094    $    176,061    $     89,167
   Net realized gain (loss)
     on investments and
     foreign currencies ............      1,992,419       1,124,458        (786,678)        137,176         555,580         610,321
   Net unrealized appreciation
     (depreciation) of
     investments and foreign
     currency related
     transactions ..................     (2,687,366)      2,129,876         (75,120)       (174,980)     (1,490,527)        615,307
                                       ------------    ------------    ------------    ------------    ------------    ------------
   Total increase (decrease)
     in net assets resulting
     from operations ...............       (601,745)      3,249,639        (331,693)        419,290        (758,886)      1,314,795
                                       ------------    ------------    ------------    ------------    ------------    ------------
   Distributions to
     Shareholders from:
   Net investment income ...........           --              --           (84,143)       (460,450)           --          (105,229)
   Net realized gain on
     investments ...................     (1,014,247)       (630,159)       (138,692)        (99,213)       (336,304)       (119,293)
                                       ------------    ------------    ------------    ------------    ------------    ------------
   Total distributions .............     (1,014,247)       (630,159)       (222,835)       (559,663)       (336,304)       (224,522)
                                       ------------    ------------    ------------    ------------    ------------    ------------
   Trust Share Transactions (a)
   Issued ..........................     10,106,014       7,831,209       1,488,126       3,687,209       8,593,462       8,646,886
   Issued on reinvestments .........      1,014,247         630,159         222,836         559,663         336,304         224,522
   Redeemed ........................       (481,564)       (386,765)     (1,512,005)       (936,521)       (695,724)       (688,752)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase (decrease)
       from trust share
       transactions ................     10,638,697       8,074,603         198,957       3,310,351       8,234,042       8,182,656
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Total increase
       (decrease) ..................      9,022,705      10,694,083        (355,571)      3,169,978       7,138,852       9,272,929
   Net Assets
   Beginning of year ...............     21,220,909      10,526,826       8,233,534       5,063,556      25,658,340      16,385,411
                                       ------------    ------------    ------------    ------------    ------------    ------------
   End of year+ ....................   $ 30,243,614    $ 21,220,909    $  7,877,963    $  8,233,534    $ 32,797,192    $ 25,658,340
                                       ============    ============    ============    ============    ============    ============
  +Includes undistributed
     net investment
     income of .....................   $     93,202    $       --      $    506,859    $     60,897    $    176,061    $       --
                                       ============    ============    ============    ============    ============    ============
(a)Trust Shares Issued and
     Redeemed
   Issued ..........................        501,020         406,157         151,268         350,524         510,485         513,769
   Issued on reinvestments .........         51,897          34,131          22,959          53,327          20,645          13,153
   Redeemed ........................        (24,001)        (20,400)       (152,565)        (88,958)        (41,089)        (41,155)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in shares ......        528,916         419,888          21,662         314,893         490,041         485,767
                                       ============    ============    ============    ============    ============    ============

                       See notes to financial statements

Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                       HIGH YIELD                            INTERNATIONAL
                                                              -------------------------------       --------------------------------
   Year Ended December 31,                                            1994               1993               1994               1993
------------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
    from Operations
  Net investment income (loss) .........................      $  2,971,391       $  2,596,525       $    331,106       $    145,789
  Net realized gain (loss) on investments
    and foreign currencies .............................          (106,914)         1,274,083            913,209             (2,151)
  Net unrealized appreciation (depreciation)
    of investments and foreign currency
    related transactions ...............................        (3,352,582)           678,815         (1,619,867)         3,063,342
                                                              ------------       ------------       ------------       ------------
    Total increase (decrease) in net assets
      resulting from operations ........................          (488,105)         4,549,423           (375,552)         3,206,980
                                                              ------------       ------------       ------------       ------------
  Distributions to Shareholders from:
  Net investment income ................................        (1,135,309)        (2,797,473)           (87,059)          (168,456)
  Net realized gain on investments .....................              --                 --                 --                 --
                                                              ------------       ------------       ------------       ------------
    Total distributions ................................        (1,135,309)        (2,797,473)           (87,059)          (168,456)
                                                              ------------       ------------       ------------       ------------
  Trust Share Transactions (a)
  Issued ...............................................         4,464,152          4,827,225         11,075,210          6,412,595
  Issued on reinvestments ..............................         1,135,309          2,797,473             87,058            168,456
  Redeemed .............................................        (2,284,666)        (3,323,008)          (399,664)          (857,140)
                                                              ------------       ------------       ------------       ------------
    Net increase (decrease) from trust share
      transactions .....................................         3,314,795          4,301,690         10,762,604          5,723,911
                                                              ------------       ------------       ------------       ------------
    Total increase (decrease) ..........................         1,691,381          6,053,640         10,299,993          8,762,435
   Net Assets
   Beginning of year ...................................        30,593,365         24,539,725         21,008,504         12,246,069
                                                              ------------       ------------       ------------       ------------
   End of year+ ........................................      $ 32,284,746       $ 30,593,365       $ 31,308,497       $ 21,008,504
                                                              ============       ============       ============       ============
  +Includes undistributed net investment
   income of ...........................................      $  2,971,294       $  1,135,212       $    279,003       $     47,517
                                                              ============       ============       ============       ============
(a)Trust Shares Issued and Redeemed
   Issued ..............................................           416,564            441,212            811,007            512,067
   Issued on reinvestments .............................           107,326            254,481              6,642             13,339
   Redeemed ............................................          (214,630)          (304,969)           (29,290)           (72,804)
                                                              ------------       ------------       ------------       ------------
   Increase (decrease) in shares .......................           309,260            390,724            788,359            452,602
                                                              ============       ============       ============       ============

*From  November  15,  1993  (commencement  of  operations) to  December 31, 1993
 (Note 7)

                       See notes to financial statements

Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                     INVESTMENT GRADE                       UTILITIES INCOME
                                                              -------------------------------       --------------------------------
   Year Ended December 31,                                            1994               1993               1994               1993*
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
     from Operations
   Net investment income (loss) ........................      $    729,582       $    468,954       $    115,157       $        457
   Net realized gain (loss) on investments
     and foreign currencies ............................           (47,540)            90,556           (100,075)              --
   Net unrealized appreciation (depreciation)
     of investments and foreign currency
     related transactions ..............................        (1,054,894)           104,080           (132,614)            (2,096)
                                                              ------------       ------------       ------------       ------------
     Total increase (decrease) in net assets
       resulting from operations .......................          (372,852)           663,590           (117,532)            (1,639)
                                                              ------------       ------------       ------------       ------------
   Distributions to Shareholders from:
   Net investment income ...............................          (154,441)          (479,485)            (5,535)              --
   Net realized gain on investments ....................           (90,556)            (5,447)              --                 --
                                                              ------------       ------------       ------------       ------------
     Total distributions ...............................          (244,997)          (484,932)            (5,535)              --
                                                              ------------       ------------       ------------       ------------
   Trust Share Transactions (a)
   Issued ..............................................         2,762,399          5,237,027          4,449,169            495,195
   Issued on reinvestments .............................           244,996            484,931              5,534               --
   Redeemed ............................................          (997,487)          (397,160)          (105,265)              --
                                                              ------------       ------------       ------------       ------------
     Net increase (decrease) from trust share ..........
       transactions ....................................         2,009,908          5,324,798          4,349,438            495,195
                                                              ------------       ------------       ------------       ------------
     Total increase (decrease) .........................         1,392,059          5,503,456          4,226,371            493,556
   Net Assets
   Beginning of year ...................................        10,210,417          4,706,961            493,656                100
                                                              ------------       ------------       ------------       ------------
   End of year+ ........................................      $ 11,602,476       $ 10,210,417       $  4,720,027       $    493,656
                                                              ============       ============       ============       ============
  +Includes undistributed net investment
     income of .........................................      $    605,176       $     30,035       $    110,079       $        457
                                                              ============       ============       ============       ============
(a)Trust Shares Issued and Redeemed
   Issued ..............................................           264,613            477,794            474,683             49,647
   Issued on reinvestments .............................            24,055             44,044                600               --
   Redeemed ............................................           (96,249)           (36,013)           (11,306)              --
                                                              ------------       ------------       ------------       ------------
Increase (decrease) in shares ..........................           192,419            485,825            463,977             49,647
                                                              ============       ============       ============       ============

*From  November  15,  1993  (commencement  of  operations) to  December 31, 1993
 (Note 7)

                       See notes to financial statements

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUND

1. Significant Accounting Policies--The Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Government, Growth, High Yield, International Securities, Investment Grade and Utilities Income Series and accounts separately for the assets, liabilities and operations of each Series.

A. Security Valuation--A security listed or traded on an exchange or the NASDAQ National Market System is valued at its last sale price on the exchange or system where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter markets are valued at the mean between the last bid and asked prices. For the Government, High Yield and Investment Grade Series, each security traded in the over-the-counter market (including securities listed on exchanges or systems whose primary market is believed to be over-the-counter) is valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. The High Yield, International Securities and Investment Grade Series may use prices provided by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Securities for which market quotations are not readily available and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in the manner specifically authorized by the Trustees of the Fund.

The investments in the Cash Management Series, when purchased at a [[1]] EDGAR only EDG: discount, are valued at amortized cost and when purchased at face value, are valued at cost plus accrued interest.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

At December 31, 1994, capital loss carryovers were as follows:

                                           Year Capital Loss Carryovers Expire
                                          -------------------------------------
Series                           Total          1998          1999          2002
------                      ----------    ----------    ----------    ----------
GOVERNMENT .............    $  788,194    $     --      $     --      $  788,194
HIGH YIELD .............     1,088,524       625,684       355,926       106,914
INVESTMENT GRADE .......        47,540          --            --          47,540
UTILITIES INCOME .......       100,075          --            --         100,075

C. Foreign Currency Translations--For valuation purposes, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the daily rate of exchange. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The fund does not isolate that portion of gains and lossses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends and foreign withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized gains are declared and paid annually on all series except for the Cash Management Series which declares daily and pays monthly. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Series are paid from the assets of that Series. General expenses of the Fund are allocated among and charged to the assets of each Series on a fair and equitable basis, which may be based on the relative assets of each Series or the nature of the services performed and relative applicability to each Series.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities and the amortized cost basis for short-term securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded on the ex-dividend date or as soon thereafter as the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily.

2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, of one or more Series. Shares in the Fund are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUND


3. Purchases and Sales of Securities--For the year ended December 31, 1994, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies, short-term corporate notes and repurchase agreements were as follows:

                                                              Long-Term
                                   Securities        U.S. Government Obligations
                           ------------------------  ---------------------------
                                  Cost      Proceeds          Cost      Proceeds
                                    of            of            of            of
Series                       Purchases         Sales     Purchases         Sales
------                     -----------   -----------  ------------   -----------
BLUE CHIP ..............   $35,397,341   $28,869,597   $      --     $      --
DISCOVERY ..............    20,142,942    11,196,978          --            --
GOVERNMENT .............          --            --      31,846,462    33,631,190
GROWTH .................    18,359,605    10,960,242          --            --
HIGH YIELD .............    20,506,451    14,460,159          --            --
INTERNATIONAL SECURITIES    18,616,178     8,882,379          --            --
INVESTMENT GRADE .......     3,105,346     1,213,788       300,000       195,326
UTILITIES INCOME .......     4,225,435       703,164          --            --

At December 31, 1994, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

                                              Gross         Gross Net Unrealized
                             Aggregate   Unrealized    Unrealized   Appreciation
Series                            Cost Appreciation  Depreciation (Depreciation)
------                     -----------  -----------   -----------   ------------
BLUE CHIP ..............   $39,926,978  $ 1,630,385   $ 1,276,587   $   353,798
CASH MANAGEMENT ........     3,940,559         --            --            --
DISCOVERY ..............    32,330,328    3,955,011     2,981,867       973,144
GOVERNMENT .............     7,979,586         --         243,477      (243,477)
GROWTH .................    31,416,730    3,240,315     1,957,262     1,283,053
HIGH YIELD .............    33,143,225      198,189     2,060,414    (1,862,225)
INTERNATIONAL SECURITIES    28,222,343    3,036,344       841,162     2,195,182
INVESTMENT GRADE .......    12,201,976       10,426       879,137      (868,711)
UTILITIES INCOME .......     4,867,370       52,521       187,231      (134,710)

4. Restricted Securities--On April 23, 1992, the High Yield Series purchased 1,620 shares of common stock of Divi Hotels, Inc. at a cost of $35,810. This security, which was acquired through a private placement, may not be sold or transferred without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. If and when the High Yield Series sells this security, additional costs for registration may be required. Restricted securities are valued pursuant to procedures established by the Life Series Fund's Trustees which include using data provided by certain dealers that participate in any secondary market that may exist for these securities. At

December 31, 1994, the value of the above restricted security was $122.

5. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 1994, the Discovery, High Yield and International Series held 144A securities with aggregate values of $582,708, $638,800 and $536,178, respectively. These securities represent 1.9%, 2.0% and 1.7%, respectively of the Series' net assets and are valued as set forth in Note 1A.

6. Advisory Fee and Other Transactions With Affiliates (All Series)--Certain officers and trustees of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc.("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Officers and trustees of the Fund received no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Series' average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the year ended December 31, 1994, total advisory fees were $1,330,718 of which $109,038 was waived by the investment adviser. In addition, $33,627 of expenses were assumed by FIMCO.

Pursuant to certain state regulations, FIMCO has agreed to reimburse a Series if and to the extent that any Series' aggregate operating expenses, including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, exceed any limitation on expenses applicable to the Series in those states (unless waivers of such limitations have been obtained). The amount of any such reimbursement is limited to the yearly advisory fee. For the year ended December 31, 1994, no reimbursement was required pursuant to these provisions.

Wellington Management Company serves as investment subadviser to the Growth Series and the International Securities Series. The subadviser is paid by FIMCO and not by the Fund.

7. Commencement of Operations--The Utilities Income Series commenced operations in November 1993 following the sale of 10 shares of beneficial interest to First Investors Life Insurance Company for $100.

8. Concentration of Credit Risk--The High Yield Series' investments in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At December 31, 1994, the High Yield Series held one defaulted security with a value of $336,000, representing less than 1.0% of the Series' net assets.

The Utilities Income Series invests in securities issued by companies primarily engaged in the public utilities industries. As a result, there are certain credit risks which may subject the Series more significantly to economic changes occurring in the public utilities industry.

Independent Auditor's Report


To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the nine series comprising First Investors Life Series Fund as of December 31, 1994, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the nine series comprising First Investors Life Series Fund as of December 31, 1994, and the results of their operations, changes in their net assets and financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.


                                                            Tait, Weller & Baker


Philadelphia, Pennsylvania
January 31, 1995

                                        Financial Statements as of June 30, 1995



Portfolio of Investments
First Investors Life Series Fund--BLUE CHIP SERIES
June 30, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS--90.1%
            Basic Industry--6.4%
   11,600   Alcan Aluminum Ltd.                                                          $     350,900                      $    67
    1,800   Consolidated Papers, Inc.                                                          103,725                           20
    3,550   Dow Chemical Company                                                               255,156                           49
    9,100   Du Pont (E.I.) De Nemours & Company                                                625,625                          120
    2,300   Georgia Pacific Corporation                                                        199,525                           38
    4,300   Inland Steel Industries, Inc.                                                      131,150                           25
    1,700   International Paper Company                                                        145,775                           28
    3,700   James River Corporation of Virginia                                                102,213                           20
    1,600   Mead Corporation                                                                    95,000                           18
    5,500   Minnesota Mining & Manufacturing Company                                           314,875                           60
    7,850   Monsanto Company                                                                   707,481                          135
    4,850   Nucor Corporation                                                                  259,475                           50
    1,400   Temple-Inland, Inc.                                                                 66,675                           13
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             3,357,575                          643
------------------------------------------------------------------------------------------------------------------------------------
            Capital Goods--10.2%
    4,200   Boeing Company                                                                     263,025                           50
    2,700   Browning-Ferris Industries, Inc.                                                    97,538                           19
    4,400   Deere & Company                                                                    376,750                           72
    7,000   Dover Corporation                                                                  509,250                           97
    2,100   Eaton Corporation                                                                  122,062                           23
    2,800   Emerson Electric Company                                                           200,200                           38
    2,200   Foster Wheeler Corporation                                                          77,550                           15
   22,100   General Electric Company                                                         1,245,887                          239
    5,200   Grainger (W.W.), Inc.                                                              305,500                           58
    6,500   Ingersoll-Rand Company                                                             248,625                           48
    3,600   ITT Corporation                                                                    423,000                           81
    1,800   Loral Corporation                                                                   93,150                           18
    2,700   McDonnell Douglas Corporation                                                      207,225                           40
    3,300   Raytheon Company                                                                   256,161                           49
    3,300   United Technologies Corporation                                                    257,813                           49
   11,300  *Varity Corporation                                                                 497,200                           95
    6,100   WMX Technologies, Inc.                                                             173,088                           33
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             5,354,024                        1,024
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--BLUE CHIP SERIES
June 30, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Durables--3.2%
    4,350   Chrysler Corporation                                                         $     208,256                      $    40
    6,200   Corning, Inc.                                                                      203,050                           39
    1,400   Fleetwood Enterprises, Inc.                                                         27,650                            5
   13,250   Ford Motor Company                                                                 394,188                           75
    9,600   General Motors Corporation                                                         450,000                           86
    4,500   Goodyear Tire & Rubber Company                                                     185,625                           36
    6,750   Masco Corporaion                                                                   182,250                           35
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,651,019                          316
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Non-durables--20.1%
   10,400   Abbott Laboratories                                                                421,200                           81
    3,800   American Home Products Corporation                                                 294,025                           56
    6,300   Anheuser-Busch Companies, Inc.                                                     358,312                           69
    6,400   Bristol-Myers Squibb Company                                                       436,000                           83
   16,750   Coca-Cola Company                                                                1,067,812                          204
    1,900   Colgate-Palmolive Company                                                          138,938                           27
    5,900   Columbia/HCA Healthcare Corporation                                                255,175                           49
    4,700   CPC International, Inc.                                                            290,225                           56
    4,550   Eastman Kodak Company                                                              275,843                           53
    3,600   Eli Lilly & Company                                                                282,600                           54
    3,800   General Mills, Inc.                                                                195,225                           37
    5,400   Gillette Company                                                                   240,975                           46
    8,300   Johnson & Johnson                                                                  561,288                          107
    6,600   Kellogg Company                                                                    471,075                           90
    9,850   Kimberly-Clark Corporation                                                         589,769                          113
   15,800   Merck & Company, Inc.                                                              774,200                          148
    1,800   Nike, Inc.                                                                         151,200                           29
   10,300   PepsiCo, Inc.                                                                      469,938                           90
    3,850   Pfizer, Inc.                                                                       355,643                           68
   13,900   Philip Morris Companies, Inc.                                                    1,033,813                          198
    8,800   Procter & Gamble Company                                                           632,500                          121
    4,900  *Ralcorp Holdings, Inc.                                                             112,088                           21
   10,400   Sara Lee Corporation                                                               296,400                           57
    4,800   Schering-Plough                                                                    211,800                           41
    2,500   Teva Pharmaceutical Industries Ltd.                                                 93,750                           18
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Non-durables (Continued)
    2,000   Unilever PLC                                                                 $     260,250                      $    50
    2,400   Warner-Lambert Company                                                             207,300                           40
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            10,477,344                        2,006
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Services--9.6%
    4,500   Albertson's, Inc.                                                                  133,875                           26
    6,700  *Bed Bath & Beyond, Inc.                                                            162,475                           31
    5,900   Brunswick Corporation                                                              100,300                           19
    1,900   Capital Cities/ABC, Inc.                                                           205,200                           39
    2,800   Dayton Hudson Corporation                                                          200,900                           38
    6,300   Gap, Inc.                                                                          219,712                           42
    5,400   Home Depot, Inc.                                                                   219,375                           42
    5,400  *Kroger Company                                                                     145,125                           28
    3,200   Marriott International, Inc.                                                       114,800                           22
    6,725   Mattel, Inc.                                                                       174,850                           33
    4,400   May Department Stores Company                                                      183,150                           35
    9,550   McDonald's Corporation                                                             373,644                           72
    2,600   McGraw-Hill Companies, Inc.                                                        197,275                           38
    5,200   Nordstrom, Inc.                                                                    215,150                           41
   11,700  *Price/Costco, Inc.                                                                 190,125                           36
    4,300   Rite Aid Corporation                                                               110,187                           21
    4,550   Sears, Roebuck and Company                                                         272,431                           52
    7,700  *Tele-Communications, Inc.                                                          180,469                           35
    4,800   Time Warner, Inc.                                                                  197,400                           38
    4,400  *Toys "R" Us, Inc.                                                                  128,700                           25
    3,400  *Viacom, Inc. Class "B"                                                             157,675                           30
   29,050   Wal-Mart Stores, Inc.                                                              777,088                          149
    6,400   Walt Disney Company                                                                356,000                           68
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             5,015,906                          960
------------------------------------------------------------------------------------------------------------------------------------
            Energy--9.9%
    6,200   Amoco Corporation                                                                  413,075                           79
    3,100   Atlantic Richfield Company                                                         340,225                           65
    2,400   Burlington Resources, Inc.                                                          88,500                           17
    8,400   Chevron Corporation                                                                391,650                           75
    9,500   Enron Corporation                                                                  333,687                           64
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--BLUE CHIP SERIES
June 30, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Energy (Continued)
   15,500   Exxon Corporation                                                            $   1,094,687                      $   210
    5,000   Halliburton Company                                                                178,750                           34
    2,300   Kerr-McGee Corporation                                                             123,338                           24
    5,500   Mobil Corporation                                                                  528,000                          101
    4,600   Pacific Enterprises                                                                112,700                           22
    3,150   Phillips Petroleum Company                                                         105,131                           20
    6,625   Royal Dutch Petroleum Company                                                      807,422                          155
    3,800   Schlumberger, Ltd.                                                                 236,075                           45
    3,200   Texaco, Inc.                                                                       210,000                           40
    8,300   Unocal Corporation                                                                 229,288                           44
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             5,192,528                          995
------------------------------------------------------------------------------------------------------------------------------------
            Financial--7.6%
    6,350   American Express Company                                                           223,044                           43
    4,000   American International Group, Inc.                                                 456,000                           87
    9,200   Banc One Corporation                                                               296,700                           57
    4,200   Bank of New York Company, Inc.                                                     169,575                           32
    6,000   BankAmerica Corporation                                                            315,750                           60
    3,900   Chase Manhattan Corporation                                                        183,300                           35
    4,800   Chemical Banking Corporation                                                       226,800                           43
    4,200   Citicorp                                                                           243,075                           47
    5,700   Federal National Mortgage Association                                              537,937                          103
    1,900   First Interstate Bancorp                                                           152,475                           29
    4,300   First Union Corporation                                                            194,575                           37
      950   Marsh & McLennan Companies, Inc.                                                    77,069                           15
    5,100   Mellon Bank Corporation                                                            212,287                           41
    6,300   NationsBank Corporation                                                            337,838                           65
    7,600   Norwest Corporation                                                                218,500                           42
      700   Wells Fargo & Company                                                              126,175                           24
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             3,971,100                          760
------------------------------------------------------------------------------------------------------------------------------------
            Technology--13.1%
   20,150   A T & T Corp.                                                                    1,070,469                          205
    8,500  *Airtouch Communications, Inc.                                                      242,250                           46
    1,700   Autodesk, Inc.                                                                      73,100                           14
    2,800   Automatic Data Processing, Inc.                                                    176,050                           34
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Technology (Continued)
    4,800  *Cisco Systems, Inc.                                                          $     242,700                      $    46
    3,600  *Compaq Computer Corporation                                                        163,350                           31
    7,600   First Data Corporation                                                             432,250                           83
    7,000   Hewlett-Packard Company                                                            521,500                          100
   10,400   Intel Corporation                                                                  658,450                          126
    7,450   International Business Machines Corporation                                        715,200                          137
   13,900   MCI Communications Corporation                                                     305,800                           59
    8,300  *Microsoft Corporation                                                              750,112                          144
   11,100   Motorola, Inc.                                                                     745,088                          143
    6,500  *National Semiconductor Corporation                                                 180,375                           35
    6,300  *NETCOM On-Line Communication Services, Inc.                                        160,650                           31
   10,350  *Oracle Corporation                                                                 399,769                           77
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             6,837,113                        1,311
------------------------------------------------------------------------------------------------------------------------------------
            Transportation--1.4%
    2,000  *AMR Corporation                                                                    149,250                           29
    2,100   Burlington Northern, Inc.                                                          133,088                           25
   10,100  *Southern Pacific Rail Corporation                                                  159,075                           30
    5,400   Union Pacific Corporation                                                          299,025                           57
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               740,438                          141
------------------------------------------------------------------------------------------------------------------------------------
            Utilities--8.6%
    7,100   Ameritech Corporation                                                              312,400                           60
    5,700   Bell Atlantic Corporation                                                          319,200                           61
    7,500   BellSouth Corporation                                                              476,250                           91
    8,000   Carolina Power & Light Company                                                     242,000                           46
   14,100   CINergy Corporation                                                                370,125                           71
    8,100   Duke Power Company                                                                 336,150                           64
    9,900   FPL Group, Inc.                                                                    382,387                           73
   12,300   GTE Corporation                                                                    419,737                           80
    5,300   NYNEX Corporation                                                                  213,325                           41
    5,500   Pacific Telesis Group                                                              147,125                           28
    9,200   PacifiCorp                                                                         172,500                           33
    5,700   Peco Energy Company                                                                157,462                           30
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--BLUE CHIP SERIES
June 30, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
   Shares                                                                                                                   Invested
       or                                                                                                                   for Each
Principal                                                                                                                 $10,000 of
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Utilities (continued)
    7,700   SBC Communications, Inc.                                                     $     366,713                     $     70
    9,900   Texas Utilities Company                                                            340,313                           65
    5,600   US West, Inc.                                                                      233,100                           45
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             4,488,787                          858
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Common Stocks (cost $40,070,214)                                 47,085,834                        9,014
------------------------------------------------------------------------------------------------------------------------------------
            CONVERTIBLE BONDS--.7%
            Consumer Services
$    500M   Bell Sports Corporation, 4 1/4%, 11/15/2000 (cost $424,299)                        373,750                           72
------------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--8.9%
     300M   Ford Motor Credit Corporation, 5.97%, 7/19/95                                      299,105                           57
     600M   General Electric Capital Corporation, 5.70%, 7/3/95                                599,810                          115
   1,500M   Hertz Corporation, 5.94%, 8/7/95                                                 1,490,842                          285
   1,900M   McDonalds Corporation, 5.93%, 7/6/95                                             1,898,434                          363
     100M   Prudential Funding Corporation, 5.93%, 7/13/95                                      99,786                           19
     250M   Prudential Funding Corporation, 5.95%, 7/18/95                                     249,298                           48
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Short-term Corporate Notes (cost $4,637,275)                      4,637,275                          887
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $45,131,788)                                      99.7%    52,096,859                        9,973
Other Assets, Less Liabilities                                                       .3        135,515                           27
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%   $52,232,374                     $ 10,000
====================================================================================================================================

*Non-income producing

                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--CASH MANAGEMENT SERIES
June 30, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
Principal                                                                                   Interest                      $10,000 of
   Amount   Security                                                                            Rate*        Value        Net Assets
------------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--99.8%
$     180M  Anheuser-Busch Companies Inc., 7/14/95                                              5.92%      $  179,615      $    440
      200M  Central Louisiana Electric Co., 7/3/95                                              6.01          199,935           490
      170M  Chevron Oil Finance Co., 8/10/95                                                    5.90          168,885           414
      150M  Colgate-Palmolive Co., 7/17/95                                                      5.94          149,604           366
      200M  CPC International Inc., 8/14/95                                                     5.93          198,550           486
      200M  Delaware Funding Corp., 8/24/95                                                     5.93          198,221           486
      200M  Deluxe Corp., 8/3/95                                                                5.85          198,928           487
      200M  Ford Motor Credit Co., 9/20/95                                                      5.95          197,322           483
      200M  Hewlett-Packard Co., 9/28/95                                                        5.87          197,097           483
      100M  Lilly (Eli) & Co., 9/12/95                                                          5.92           98,800           242
      125M  National Rural Utilities Cooperative Finance Corp.,8/21/95                          5.93          123,950           304
      164M  NYNEX Credit Co., 7/24/95                                                           6.04          163,367           400
      200M  Paccar Financial Corp., 7/14/95                                                     5.93          199,572           489
      200M  Penney (J.C.) Funding Corp., 7/21/95                                                5.93          199,341           488
      150M  Pepsico Inc., 7/3/95                                                                5.87          149,951           367
      200M  Prudential Funding Corp., 7/7/95                                                    5.87          199,804           489
      175M  Public Service Electric & Gas Co., 8/30/95                                          5.95          173,264           424
      200M  Raytheon Co., 7/6/95                                                                5.87          199,837           490
      200M  The Stanley Works, 8/15/95                                                          5.95          198,513           486
      160M  Texaco Inc., 7/20/95                                                                5.94          159,499           391
      150M  US West Telecommunications Inc., 7/10/95                                            5.90          149,779           367
      175M  Winn-Dixie Stores Inc., 9/14/95                                                     5.88          172,856           423
      200M  Wisconsin Electric Power Co., 8/7/95                                                5.88          198,791           488
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $4,075,481)                                      99.8%                     4,075,481         9,983
Other Assets, Less Liabilities                                                      .2                          6,978            17
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                       100.0%                    $4,082,459       $10,000
====================================================================================================================================

*The interest rate shown is the effective rate at the time of purchase.

                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--DISCOVERY SERIES
June 30, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS--76.7%
            Basic Industry--2.6%
    4,400   Chesapeake Corporation                                                       $     136,950                     $     35
   19,300  *Interpool, Inc.                                                                    262,963                           67
   25,000  *Repap Enterprises, Inc.                                                            193,750                           50
    5,600  *Sybron Chemicals, Inc.                                                              75,950                           19
    6,600   Willamette Industries, Inc.                                                        366,300                           94
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,035,913                          265
------------------------------------------------------------------------------------------------------------------------------------
            Capital Goods--3.5%
   13,650   Agco Corporation                                                                   511,875                          130
   14,200   Case Corporation                                                                   422,450                          108
    4,800  *Dovatron International, Inc.                                                       117,600                           30
   11,400  *Encon Systems, Inc.                                                                 57,000                           15
   21,600   Owosso Corporation                                                                 252,450                           65
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,361,375                          348
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Durables--1.9%
    7,800  *Champion Enterprises, Inc.                                                         123,825                           32
    9,200   Falcon Products, Inc.                                                              117,300                           30
    8,200   Federal-Mogul Corporation                                                          149,650                           38
   21,800  *National R.V. Holdings, Inc.                                                       185,300                           47
    6,200   Oakwood Homes Corp.                                                                158,875                           41
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               734,950                          188
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Non-durables--3.6%
    6,800  *Canadaigua Wine Company, Inc.                                                      304,300                           78
    9,500   Dreyer's Grand Ice Cream, Inc.                                                     347,938                           89
   24,500  *Grist Mill Company                                                                 269,500                           69
   13,500  *Lasermaster Technologies, Inc.                                                      70,875                           18
   15,300  *Ralcorp Holdings, Inc.                                                             349,987                           90
    3,900  *Recoton Corporation                                                                 76,050                           19
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,418,650                          363
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Services--11.2%
   10,300   Advo, Inc.                                                                         194,412                           50
    5,100  *Bed Bath & Beyond, Inc.                                                            123,675                           32
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Services (continued)
   22,500  *Cinar Films, Inc. Class "B"                                                  $     220,782                     $     56
    8,200  *CUC International, Inc.                                                            344,400                           88
    2,100   Dayton Hudson Corporation                                                          150,675                           39
    9,400   Equifax, Inc.                                                                      313,725                           80
   18,300   Franklin Electronic Publishers, Inc.                                               468,937                          120
   21,100  *Home Shopping Network, Inc.                                                        179,350                           46
      500   Houghton Mifflin Company                                                            26,375                            7
    7,600  *Insurance Auto Auctions, Inc.                                                      222,300                           57
   14,500  *Meyer (Fred), Inc.                                                                 393,312                          101
   18,400  *Monarch Casino & Resort, Inc.                                                       96,600                           25
   11,000  *Rex Stores Corporation                                                             154,000                           39
   17,600   Rite Aid Corporation                                                               451,000                          115
    7,000   Talbots, Inc.                                                                      278,250                           71
   20,750  *US Office Products Company                                                         249,000                           64
   11,100  *Viacom, Inc. Class "B"                                                             514,762                          131
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             4,381,555                        1,121
------------------------------------------------------------------------------------------------------------------------------------
            Financial--5.6%
    9,800  *American Travellers Corporation                                                    172,725                           44
   24,300   Amvestors Financial Corporation                                                    282,487                           72
   18,000  *Credit Acceptance Corporation                                                      369,000                           94
    9,100   First USA, Inc.                                                                    403,813                          103
   22,500   Independent Bank Corporation                                                       156,094                           40
   12,500   Integon Corporation                                                                212,500                           54
   24,500  *Penn Treaty American Corporation                                                   312,375                           80
   16,350   Reliance Group Holdings, Inc.                                                      106,275                           27
    7,182   Southern National Corporation                                                      172,368                           44
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             2,187,637                          558
------------------------------------------------------------------------------------------------------------------------------------
            Health  Care/Miscellaneous--12.2%
   12,400  *American Medical Response, Inc.                                                    347,200                           89
   26,500  *Applied Bioscience International, Inc.                                             135,813                           35
   10,000  *Arbor Health Care Company                                                          192,500                           49
    9,000  *Boston Scientific Corporation                                                      286,875                           73
    9,400   Dentsply International, Inc.                                                       338,400                           87
   26,300  *Ethical Holdings PLC (ADR)                                                         151,225                           39
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--DISCOVERY SERIES
June 30, 1995


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Health Care/Miscellaneous (continued)
   13,000   Fisher Scientific International                                              $     430,625                     $    110
    9,200  *Health Care and Retirement Corporation                                             269,100                           69
   18,300   Ivax Corporation                                                                   450,637                          115
   12,300  *Living Centers of America, Inc.                                                    333,638                           85
   19,200  *Mid Atlantic Medical Services, Inc.                                                355,200                           91
   10,900  *Pacific Physicians Services, Inc.                                                  141,700                           36
   16,000  *Quantum Health Resources, Inc.                                                     264,000                           68
    6,500  *Rural/Metro Corporation                                                            144,625                           37
   11,600   Teva Pharmaceutical Industries Ltd.                                                435,000                          111
    6,600  *Value Health, Inc.                                                                 212,850                           54
    7,200  *Watson Pharmaceuticals, Inc.                                                       280,800                           72
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             4,770,188                        1,220
------------------------------------------------------------------------------------------------------------------------------------
            Technology--34.9%
    4,400   A T & T Corporation                                                                233,750                           60
   14,200  *Adaptec, Inc.                                                                      525,400                          133
   10,800  *Altera Corporation                                                                 467,100                          118
    6,400  *Applied Materials, Inc.                                                            554,400                          141
    8,600  *Atmel Corporation                                                                  476,225                          121
   11,900  *Bisys Group, Inc.                                                                  264,775                           68
   10,100  *Boston Technology, Inc.                                                            188,112                           48
   11,400  *Broadway & Seymour, Inc.                                                           236,550                           60
    3,500   Computer Associates International, Inc.                                            237,125                           61
   12,300  *Concentra Corporation                                                              119,925                           31
   18,000  *Convex Computer Corporation                                                         81,000                           21
   17,000   ECI Telecommunications Limited Designs (ADR)                                       232,687                           60
    5,500  *Electroglas, Inc.                                                                  314,875                           81
   13,900  *EMC Corporation                                                                    337,075                           86
   14,800   Ericsson (L.M.) Telephone Company (ADR)                                            296,000                           76
    7,800   FEI Company                                                                        101,400                           26
    6,400  *FileNet Corporation                                                                258,400                           66
   18,200  *Fulcrum Technologies, Inc.                                                         400,400                          102
    2,500  *General Instrument Corporation                                                      95,937                           25
    8,600  *Integrated Device Technology, Inc.                                                 397,750                          102
   26,000  *Integrated Micro Products PLC (ADR)                                                312,000                           80
   15,400  *Intersolv                                                                          358,050                           92
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Technology (continued)
    3,700   Lattice Semiconductor Corporation                                            $     127,187                     $     33
    2,000  *Lotus Development Corporation                                                      127,500                           33
   11,600  *LSI Logic Corporation                                                              453,850                          116
   12,100  *Metatec Corporation                                                                155,788                           40
    3,800  *Microsoft Corporation                                                              343,425                           88
    6,000   Motorola, Inc.                                                                     402,750                          103
   17,700  *Mysoftware Company                                                                 221,250                           57
   21,200  *National Semiconductor Corporation                                                 588,300                          150
   14,500  *NETCOM On-Line Communication Services, Inc.                                        369,750                           95
    9,600   Nokia Corp. (ADR)                                                                  572,400                          146
   12,700  *Octel Communications Corporation                                                   371,475                           95
   13,350  *Oracle Corporation                                                                 515,644                          132
   58,800  *Plasma-Therm, Inc.                                                                 220,500                           56
   11,400  *Pyxis Corporation                                                                  257,925                           66
   11,600   Reynolds & Reynolds Company                                                        342,200                           88
   10,400  *Teltrend, Inc.                                                                     205,400                           53
   12,500  *Tower Semiconductor Ltd.                                                           362,500                           93
   13,900   US West, Inc.                                                                      578,588                          148
   16,700  *VLSI Technology, Inc.                                                              503,088                          129
    7,500  *Wang Laboratories, Inc.                                                            122,813                           31
    3,200  *Xilinx, Inc.                                                                       300,800                           77
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            13,632,069                        3,487
------------------------------------------------------------------------------------------------------------------------------------
            Transportation--1.2%
   17,400  *Southern Pacific Rail Corporation                                                  274,050                           70
   31,000  *Transportacion Maritima Mexicana S.A. (ADR)                                        193,750                           50
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               467,800                          120
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Common Stocks (cost $23,538,591)                                 29,990,137                        7,670
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--DISCOVERY SERIES
June 30, 1995




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            CONVERTIBLE BONDS--.3%
            Health Care/Miscellaneous
$     150M  Pacific Physicians Services, Inc., 5 1/2%, 2003 (cost $150,000)                $   116,625                     $     30
------------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--22.9%
    1,700M  General Electric Credit Corporation, 5.94%, 7/14/95                              1,696,354                          434
    1,600M  Hertz Corporation, 5.94%, 8/7/95                                                 1,590,232                          406
    2,800M  McDonalds Corporation, 5.93%, 7/6/95                                             2,797,694                          716
      350M  Philip Morris Companies, Inc., 5.97%, 7/31/95                                      348,258                           89
      150M  Prudential Funding Corporation, 5.95%, 7/18/95                                     149,579                           38
    2,400M  Prudential Funding Corporation, 5.90%, 8/11/95                                   2,383,873                          610
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Short-term Corporate Notes (cost $8,965,990)                      8,965,990                        2,293
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $32,654,581)                                   99.9%       39,072,752                        9,993
Other Assets, Less Liabilities                                                    .1            26,517                            7
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%      $39,099,269                     $ 10,000
====================================================================================================================================

*Non-income producing


                        See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--GOVERNMENT SERIES
June 30, 1995




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--48.8%
 $ 1,100M   Federal Farm Credit, 8.65%, 10/01/1999                                         $ 1,200,552                     $  1,316
   1,000M   Federal Home Loan Bank, 7.36%, 7/01/2004                                         1,056,483                        1,158
      39M   Federal Home Loan Mortgage Corp., 6 1/2%, 4/1/2024                                  37,954                           42
     134M   Federal Home Loan Mortgage Corp., 6 1/2%, 6/1/2024                                 129,190                          142
   1,100M   Federal Home Loan Mortgage Corp., 6 1/2%, 9/1/2024                               1,059,883                        1,162
     927M   Federal National Mortgage Association, 9%, 10/1/2020                               967,402                        1,061
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of U.S. Government Agency Obligations (cost $4,434,535)              4,451,464                        4,881
------------------------------------------------------------------------------------------------------------------------------------
            MORTGAGE BACKED CERTIFICATES--14.7%
   1,295M   Government National Mortgage Association, 8 1/2%, 12/15/2025
              (cost $1,345,448)                                                              1,345,036                        1,474
------------------------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS--28.3%
   2,000M   U.S. Treasury Note, 6 1/4%, 5/31/2000                                            2,021,875                        2,217
     500M   U.S. Treasury Note, 7 7/8%, 11/15/2004                                             556,953                          611
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of U.S. Government Obligations (cost $2,522,969)                     2,578,828                        2,828
------------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--4.9%
     450M   Xerox Corp., 6.20%, 7/5/95 (cost $449,690)                                         449,690                          492
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $8,752,642)                                    96.7%        8,825,018                        9,675
Other Assets, Less Liabilities                                                   3.3           296,456                          325
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%      $ 9,121,474                     $ 10,000
====================================================================================================================================

                        See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--GROWTH SERIES
June 30, 1995




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS--93.9%
            Beverages/Soft Drinks--2.0%
   18,000   PepsiCo, Inc.                                                                $     821,250                     $    199
------------------------------------------------------------------------------------------------------------------------------------
            Broadcast Media--4.0%
   35,000   Comcast Corp. Special Shares Class "A"                                             649,688                          158
   21,400  *Viacom Inc. Class "B"                                                              987,075                          239
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,636,763                          397
------------------------------------------------------------------------------------------------------------------------------------
            Chemicals/Diversified--5.6%
   40,700   Albemarle Corp.                                                                    635,938                          155
   14,400   Engelhard Corp.                                                                    617,400                          150
   19,000   Morton International, Inc.                                                         555,750                          135
   13,500   Nalco Chemical Company                                                             491,063                          119
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             2,300,151                          559
------------------------------------------------------------------------------------------------------------------------------------
            Computers/Software/Business Equipment--2.2%
    6,300  *Microsoft Corp.                                                                    569,363                          138
    9,800   Sensormatic Electronics Corp.                                                      347,900                           84
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               917,263                          222
------------------------------------------------------------------------------------------------------------------------------------
            Computers Software/Services--4.3%
    8,000   Automatic Data Processing, Inc.                                                    503,000                          122
   12,000  *Computer Sciences Corporation                                                      682,500                          165
   13,000  *Policy Management Systems Corporation                                              598,000                          145
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,783,500                          432
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Non-durables--2.6%
   16,000   Rubbermaid, Inc.                                                                   444,000                          108
   22,600   Sara Lee Corp.                                                                     644,100                          156
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,088,100                          264
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Services--1.4%
   36,000  *Price/Costco, Inc.                                                                 585,000                          142
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Drugs--4.9%
   14,000   Mallinckrodt Group                                                           $     497,000                     $    121
   30,000  *Perrigo Company                                                                    331,875                           80
    4,600   Pfizer, Inc.                                                                       424,925                          103
   15,000   Zeneca Group PLC                                                                   768,750                          187
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             2,022,550                          491
------------------------------------------------------------------------------------------------------------------------------------
            Electrical Equipment--4.5%
   12,900   AMP, Inc.                                                                          545,025                          132
   11,000   Hubbell, Inc. Class "B"                                                            621,500                          151
   15,000   York International                                                                 675,000                          164
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,841,525                          447
------------------------------------------------------------------------------------------------------------------------------------
            Electronics/Instruments/Components--3.7%
   10,800   Hewlett-Packard Co.                                                                804,600                          195
   10,800   Motorola, Inc.                                                                     724,950                          176
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,529,550                          371
------------------------------------------------------------------------------------------------------------------------------------
            Energy--2.2%
    7,600   Air Products and Chemicals, Inc.                                                   423,700                          103
   13,500   Burlington Resources, Inc.                                                         497,813                          120
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               921,513                          223
------------------------------------------------------------------------------------------------------------------------------------
            Energy Sources--1.1%
   18,100   Noble Affiliates, Inc.                                                             461,550                          112
------------------------------------------------------------------------------------------------------------------------------------
            Financial--1.9%
    8,320   Federal National Mortgage Association                                              785,200                          190
------------------------------------------------------------------------------------------------------------------------------------
            Food/Beverages/Tobacco--1.0%
    8,000   General Mills, Inc.                                                                411,000                          100
------------------------------------------------------------------------------------------------------------------------------------
            Food Wholesalers--1.3%
   19,000   Sysco Corporation                                                                  560,500                          136
------------------------------------------------------------------------------------------------------------------------------------
            Health Care/Diversified--3.0%
   18,000   Abbott Laboratories                                                                729,000                          177
   42,800  *Beverly Enterprises                                                                529,650                          128
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,258,650                          305
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--GROWTH SERIES
June 30, 1995




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Health Care/Miscellaneous--1.0%
   12,800  *Genetics Institute, Inc.                                                     $     432,000                     $    105
------------------------------------------------------------------------------------------------------------------------------------
            Insurance--5.1%
   24,000   Ace Ltd.                                                                           696,000                          169
    5,450   American International Group                                                       621,300                          150
   21,000   American Re Corporation                                                            782,250                          190
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             2,099,550                          509
------------------------------------------------------------------------------------------------------------------------------------
            Machine Tools--2.1%
   15,700   Illinois Tool Works, Inc.                                                          863,500                          209
------------------------------------------------------------------------------------------------------------------------------------
            Machinery/Diversified--1.1%
   12,500   Foster Wheeler Corp.                                                               440,625                          107
------------------------------------------------------------------------------------------------------------------------------------
            Machinery/Manufacturing--1.1%
    7,600   Minnesota Mining & Manufacturing Company                                           435,100                          106
------------------------------------------------------------------------------------------------------------------------------------
            Medical Supplies--1.7%
   30,000   Hafslund Nycomed-Class "B" (ADR)                                                   693,750                          168
------------------------------------------------------------------------------------------------------------------------------------
            Money Center Banks--3.9%
   10,000   J.P. Morgan & Co.                                                                  701,250                          170
   16,000   Republic New York Corp.                                                            896,000                          217
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,597,250                          387
------------------------------------------------------------------------------------------------------------------------------------
            Oil/Domestic--4.4%
   13,300   Amoco Corp.                                                                        886,112                          215
   33,000   Unocal Corp.                                                                       911,625                          221
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,797,737                          436
------------------------------------------------------------------------------------------------------------------------------------
            Oil Service--1.0%
    6,600   Schlumberger Ltd.                                                                  410,025                           99
------------------------------------------------------------------------------------------------------------------------------------
            Paper/Forest Products--3.2%
    5,300   International Paper Company                                                        454,475                          110
   14,300   Kimberly-Clark Corp.                                                               856,212                          208
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,310,687                          318
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                          $10,000 of
  Shares    Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Publishing/News--1.7%
   21,500   EW Scripps Company                                                           $     693,375                     $    168
------------------------------------------------------------------------------------------------------------------------------------
            Publishing/Printing--3.1%
   12,000   Dun & Bradstreet, Inc.                                                             630,000                          153
   11,850  *Scholastic Corp.                                                                   642,862                          156
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,272,862                          309
------------------------------------------------------------------------------------------------------------------------------------
            Retail/Stores--4.6%
   20,000  *Autozone, Inc.                                                                     502,500                          122
   18,000   May Department Stores, Inc.                                                        749,250                          182
   24,600   Wal-Mart Stores, Inc.                                                              658,050                          159
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,909,800                          463
------------------------------------------------------------------------------------------------------------------------------------
            Technology--5.0%
   20,000  *Compuware Corporation                                                              615,000                          149
   20,000  *General Instrument Corporation                                                     767,500                          186
   34,600  *Novell, Inc.                                                                       689,837                          168
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             2,072,337                          503
------------------------------------------------------------------------------------------------------------------------------------
            Telecommunications--7.1%
   19,700   A T & T Corp.                                                                    1,046,562                          254
   38,000   Ericsson (L.M.) Telephone Co. (ADR) Class "B"                                      760,000                          184
    7,200   Nokia Corp. (ADR) Class "A"                                                        429,300                          104
   18,000   Vodafone Group PLC (ADR)                                                           681,750                          166
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             2,917,612                          708
------------------------------------------------------------------------------------------------------------------------------------
            Telephone/Utilities--1.1%
   14,300  *MFS Communications Company, Inc.                                                   461,175                          112
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--GROWTH SERIES
June 30, 1995



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
   Shares                                                                                                                   for Each
       or                                                                                                                    $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Transportation--1.0%
   20,000   Werner Enterprises, Inc.                                                     $     400,000                     $     97
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Common Stocks (cost $32,681,466)                                 38,731,450                        9,394
------------------------------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--5.2%
$  2,140M   UBS Securities, Inc. 6 1/8%, 7/3/95, (collateralized by U.S.
              Treasury Note, 7 1/4%, 11/30/1996) (cost $2,140,000)                           2,140,000                          519
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $34,821,466)                                   99.1%       40,871,450                        9,913
Other Assets, Less Liabilities                                                    .9           360,065                           87
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%      $41,231,515                      $10,000
====================================================================================================================================

*Non-income producing


                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--HIGH YIELD SERIES
June 30, 1995




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS--88.7%
            Aerospace/Defense--2.0%
$    229M   Dyncorp, PIK, 16%, 2003                                                      $     228,760                     $     62
     500M   Fairchild Industries, Inc., 12 1/4%, 1999                                          508,750                          137
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               737,510                          199
------------------------------------------------------------------------------------------------------------------------------------
            Apparel/Textiles--1.6%
     600M   Westpoint Stevens, Inc., 9 3/8%, 2005                                              582,000                          157
------------------------------------------------------------------------------------------------------------------------------------
            Automotive--2.2%
     800M   SPX Corp., 11 3/4%, 2002                                                           837,000                          225
------------------------------------------------------------------------------------------------------------------------------------
            Chemicals--6.9%
     700M   Buckeye Cellulose, Inc., 10 1/4%, 2001                                             700,000                          189
   1,000M   Harris Chemical North America, Inc., 0%-10 1/4%, 2001                              910,000                          245
     600M   Rexene Corp., 11 3/4%, 2004                                                        646,500                          174
     300M   Synthetic Industries, Inc., 12 3/4%, 2002                                          301,500                           81
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             2,558,000                          689
------------------------------------------------------------------------------------------------------------------------------------
            Computers/Software/Business Equipment--1.4%
     500M   Bell & Howell Co., 10 3/4%, 2002                                                   532,500                          143
------------------------------------------------------------------------------------------------------------------------------------
            Conglomerates--2.4%
   1,250M   Eagle Industries, Inc., 0%-10 1/2%, 2003                                           893,750                          241
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Non-durables--1.8%
     650M   Calmar, Inc., 12%, 1997                                                            669,500                          180
------------------------------------------------------------------------------------------------------------------------------------
            Electrical Equipment--3.8%
     700M   Essex Group, Inc., 10%, 2003                                                       675,500                          182
     700M   IMO Industries, Inc., 12%, 2001                                                    719,250                          194
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,394,750                          376
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--HIGH YIELD SERIES
June 30, 1995




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Energy Services--7.1%
$    405M   Clark Oil & Refining Corp., 10 1/2%, 2001                                    $     426,263                     $    115
   1,000M   Clark R & M Holdings, Inc., 0%, 2000                                               620,000                          167
     700M   Falcon Drilling Co., Inc., 12 1/2%, 2005                                           731,500                          197
     800M   Giant Industries, Inc., 9 3/4%, 2003                                               780,000                          210
     111M   Synergy Group, Inc., 9 1/2%, 2000 (Note 4)                                          99,900                           27
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             2,657,663                          716
------------------------------------------------------------------------------------------------------------------------------------
            Financial Services--3.2%
     700M   American Life Holding Co., 11 1/4%, 2004                                           728,000                          196
     660M   Lomas Mortgage, USA, 10 1/4%, 2002                                                 463,650                          125
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,191,650                          321
------------------------------------------------------------------------------------------------------------------------------------
            Gaming/Lodging--3.3%
     650M   GB Property Funding, Inc., 10 7/8%, 2004                                           563,875                          152
     700M   Showboat, Inc., 9 1/4%, 2008                                                       647,500                          174
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,211,375                          326
------------------------------------------------------------------------------------------------------------------------------------
            Healthcare--10.4%
     750M   Abbey Healthcare Group, Inc., 9 1/2%, 2002                                         776,250                          209
     700M   Genesis Healthcare, Inc., 9 3/4%, 2005                                             707,875                          191
     600M   Integrated Health Services, Inc., 9 5/8%, 2002 (Note 5)                            615,000                          166
     400M   Integrated Health Services, Inc., 10 3/4%, 2004                                    428,000                          115
     500M   Mediq/PRN Life Support Services, Inc., 11 1/8%, 1999                               472,500                          127
     800M   National Medical Enterprises, Inc., 10 1/8%, 2005                                  850,000                          229
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             3,849,625                        1,037
------------------------------------------------------------------------------------------------------------------------------------
            Media/Cable Television--11.1%
     600M   Adelphia Communications, Inc., 9 7/8%, 2005                                        534,000                          144
   1,000M   Affiliated Newspaper Investments, 0%-13 1/4%, 2006                                 585,000                          158
   1,000M   Bell Cablemedia, PLC., 0%-11.95%, 2004                                             672,500                          181
     500M   Garden State Newspapers, Inc., 12%, 2004                                           502,500                          135
     750M   Outdoor Systems, Inc., 10 3/4%, 2003                                               723,750                          195
     500M   Rogers Cablesystems, Inc., 10%, 2005                                               515,625                          139
     600M   World Color Press, Inc., 9 1/8%, 2003                                              591,000                          159
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             4,124,375                        1,111
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Mining/Metals--8.9%
$    700M   Carbide/Graphite Group, Inc., 11 1/2%, 2003                                  $     738,500                     $    199
     800M   Gulf States Steel, Inc., 13 1/2%, 2003 (Note 5)                                    780,000                          210
     900M   WCI Steel, Inc., 10 1/2%, 2002                                                     882,000                          237
   1,000M   Wheeling-Pittsburgh Steel Corp., 9 3/8%, 2003                                      912,500                          246
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             3,313,000                          892
------------------------------------------------------------------------------------------------------------------------------------
            Miscellaneous--3.0%
     800M  +Acme Holdings, Inc., 11 3/4%, 2000                                                 408,000                          110
     700M   Monarch Acquisition Corp., 12 1/2%, 2003 (Note 5)                                  703,500                          189
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,111,500                          299
------------------------------------------------------------------------------------------------------------------------------------
            Paper/Forest Products--8.7%
     500M   Gaylord Container Corp., 11 1/2%, 2001                                             533,750                          144
     800M   Rainy River Forest Products Co., Inc., 10 3/4%, 2001                               836,000                          225
     800M   S.D. Warren Co., Inc., 12%, 2004                                                   868,000                          234
   1,000M   Stone Container Corp., 9 7/8%, 2001                                                997,500                          268
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             3,235,250                          871
------------------------------------------------------------------------------------------------------------------------------------
            Real Estate/Construction--1.1%
     450M   Oriole Homes, Inc., 12 1/2%, 2003                                                  394,875                          106
------------------------------------------------------------------------------------------------------------------------------------
            Retail-Food/Drug--2.3%
     800M   P&C Food Markets, Inc., 11 1/2%, 2001                                              838,000                          226
------------------------------------------------------------------------------------------------------------------------------------
            Retail-General Merchandise--2.0%
       1M   Barry's Jewelers, Inc., 12 5/8%, 1996                                                  323                           --
     750M   General Host Co., Inc., 11 1/2%, 2002                                              753,750                          203
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               754,073                          203
------------------------------------------------------------------------------------------------------------------------------------
            Telecommunications--4.2%
   1,400M   Echostar Communications Corp., 0%-12 7/8%, 2004                                    682,500                          184
     550M   Paging Network, Inc., 11 3/4%, 2002                                                594,688                          160
     400M   PanAmSat Capital Corp., 0%-11 3/8%, 2003                                           288,000                           78
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,565,188                          422
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--HIGH YIELD SERIES
June 30, 1995



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
Principal                                                                                                                   Invested
  Amount,                                                                                                                   for Each
   Shares                                                                                                                    $10,000
       or                                                                                                                     of Net
 Warrants   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Transportation--1.3%
$    500M   Trism, Inc., 10 3/4%, 2000                                                   $     487,500                     $    131
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Corporate Bonds (cost $33,441,120)                               32,939,084                        8,871
------------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS--.3%
            Financial Services--.2%
    4,000  *Olympic Financial, Ltd. (Note 4)                                                    66,749                           19
------------------------------------------------------------------------------------------------------------------------------------
            Gaming/Lodging--.0%
    1,620  *Divi Hotels, Inc. (Note 4)                                                             122                           --
    2,000  *Goldriver Hotel & Casino Corp., Series "B"                                           3,000                           --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 3,122                           --
------------------------------------------------------------------------------------------------------------------------------------
            Media/Cable Television--.1%
    1,000  *Affiliated Newspaper Investments                                                    25,000                            7
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Common Stocks (cost $85,096)                                         94,871                           26
------------------------------------------------------------------------------------------------------------------------------------
            PREFERRED STOCKS--6.5%
            Financial Services--4.9%
    7,000   California Federal Bank, 10 5/8%, Series "B"                                       749,000                          202
   10,000   First Nationwide Bank, 11 1/2%                                                   1,076,250                          290
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,825,250                          492
------------------------------------------------------------------------------------------------------------------------------------
            Paper/Forest Products--.8%
   10,800   S.D. Warren Co., Inc., 14%                                                         307,800                           82
------------------------------------------------------------------------------------------------------------------------------------
            Telecommunications--.8%
      300   PanAmSat Capital Corp., 12 3/4%                                                    300,750                           81
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Preferred Stocks (cost $2,299,700)                                2,433,800                          655
------------------------------------------------------------------------------------------------------------------------------------
            WARRANTS--.5%
            Financial Services--.0%
       18  *Reliance Group Holdings, Inc. (expiring 1/28/97)                                        29                           --
------------------------------------------------------------------------------------------------------------------------------------
            Gaming/Lodging--.0%
      200  *Goldriver Finance Corp., Liquidating Trust                                           3,000                            1
    4,200  *President Riverboat Casinos, Inc. (expiring 9/23/96)(Note 5)                        16,800                            5
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                19,800                            6
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
 Warrants                                                                                                                   for Each
       or                                                                                                                    $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Paper/Forest Products--.2%
   10,800  *S.D. Warren Co., Inc. (expiring 12/15/06)                                    $      64,800                     $     17
------------------------------------------------------------------------------------------------------------------------------------
            Retail-General Merchandise--.0%
      100  *Payless Cashways, Inc. (expiring 11/1/96)                                               25                           --
------------------------------------------------------------------------------------------------------------------------------------
            Telecommunications--.3%
    8,400  *Echostar Communications Corp. (expiring 6/1/04)                                     94,500                           25
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Warrants (cost $5,375)                                              179,154                           48
------------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--2.7%
$    750M   Ford Motor Credit Corporation, 5.95%, 7/7/95                                       749,256                          202
     250M   New England Loan, 6.28%, 7/5/95                                                    249,826                           67
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Short-term Corporate Notes (cost $999,082)                          999,082                          269
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $36,830,373)                                   98.7%       36,645,991                        9,869
Other Assets, Less Liabilities                                                   1.3           485,620                          131
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%      $37,131,611                     $ 10,000
====================================================================================================================================

*Non-income producing
+In default as to principal and/or interest(Note 8)


                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--INTERNATIONAL SECURITIES SERIES
June 30, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
                                                                                                                              of Net
   Shares   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS--93.8%
            United States--22.6%
    6,500   A T & T Corp.                                                                $     345,313                     $    101
    3,750   American International Group, Inc.                                                 427,500                          124
    6,500   American Re Corp.                                                                  242,125                           70
    3,000  *AMR Corp.                                                                          223,875                           65
   35,000   Canadian Pacific Ltd.                                                              608,125                          177
    2,000   Capital Cities ABC, Inc.                                                           216,000                           63
    2,500   Dow Chemical Company                                                               179,688                           52
    7,000   Exxon Corporation                                                                  494,375                          144
    2,500   Federal National Mortgage Association                                              235,938                           69
    5,000   General Electric Company                                                           281,875                           82
    5,000   Gillette Company                                                                   223,125                           65
    4,000   Hewlett-Packard Co.                                                                298,000                           87
    2,500   International Paper Co.                                                            214,375                           62
    9,500   J.C. Penney Company                                                                456,000                          133
    6,000   Johnson & Johnson                                                                  405,750                          118
    7,000   Kimberly Clark Corporation                                                         419,125                          122
   10,000   MCI Communications                                                                 220,000                           64
    4,000   Minnesota Mining & Manufacturing Company                                           229,000                           67
    5,000   PepsiCo, Inc.                                                                      228,125                           66
   18,000   Unocal Corporation                                                                 497,250                          145
      696  *Viacom Inc., Class "A"                                                              32,364                            9
    8,273  *Viacom Inc., Class "B"                                                             383,660                          112
   20,000   Wal-Mart Stores                                                                    535,000                          156
    8,300   York International Corporation                                                     373,500                          109
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             7,770,088                        2,262
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
                                                                                                                              of Net
   Shares   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Japan--13.4%
   50,000   Chichibu Onoda Cement Co.                                                    $     227,325                     $     66
   30,000   Hitachi Co., Ltd.                                                                  298,584                           87
    2,000   Ito Yokado Co., Ltd.                                                               105,300                           30
    9,000   Kokusai Electric Co., Ltd.                                                         167,491                           49
    3,000   Kyocera Corp.                                                                      246,643                           72
    1,000   Kyoritsu Air Tech., Inc.                                                            13,663                            4
    2,000   Mabuchi Motor Co., Ltd.                                                            137,574                           40
   40,000   Minebea Co., Ltd.                                                                  256,300                           74
   28,000   Mitsui Petrochemical Industries                                                    211,730                           61
    2,000   Murata Mfg. Co., Ltd.                                                               75,618                           22
    1,000   Nihon Jumbo Co., Ltd.                                                               28,151                            8
       25   Nippon Telegraph & Telephone Corp.                                                 209,070                           61
   92,000  *NKK Corp.                                                                          215,639                           63
   10,000   Nomura Securities Co., Ltd.                                                        174,322                           51
    6,000   Orix Corp.                                                                         199,293                           58
    2,000   Riso Kagaku Corp.                                                                  139,223                           40
   15,000   Sakura Bank, Ltd.                                                                  156,360                           46
    1,000   Sankyo Co., Ltd.                                                                    23,204                            7
    2,500   Sanyo Shinpan Finance Co., Ltd.                                                    182,568                           53
    2,000   Secom Co., Ltd.                                                                    125,559                           37
    4,400   Shimamura Corp.                                                                    155,477                           45
   30,000   Showa Corporation                                                                  197,877                           58
    6,000   Sony Corp.                                                                         287,632                           84
   35,000   Sumitomo Realty & Development                                                      208,597                           61
   21,000   Sumitomo Trust and Banking                                                         254,770                           74
    7,000   TDK Corp.                                                                          318,256                           93
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             4,616,226                        1,344
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--INTERNATIONAL SECURITIES SERIES
June 30, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
                                                                                                                              of Net
   Shares   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            United Kingdom--7.6%
   14,000   Abbey National PLC                                                           $     104,236                     $     30
   45,000   Bass PLC                                                                           430,614                          126
  212,000   BET PLC                                                                            414,842                          122
   15,000   British Telecommunications PLC                                                      93,545                           27
   54,560   Cadbury Schweppes PLC (6,571 shares restricted)(Note 4)                            398,408                          116
   50,512   Redland PLC                                                                        331,081                           96
   75,000   Royal Insurance Holdings PLC                                                       368,685                          107
   45,000   Smith (W.H.) & Son Group "A" PLC                                                   234,815                           68
   72,000   Tomkins PLC                                                                        257,724                           75
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             2,633,950                          767
------------------------------------------------------------------------------------------------------------------------------------
            France--6.9%
    1,000   Canal Plus SA                                                                      137,184                           40
    3,117   Compagnie De Saint Gobain                                                          376,805                          110
    1,528   EURO RSCG WORLDWIDE SA                                                             159,813                           47
    1,019   Groupe Danone                                                                      171,532                           50
    7,600   Renault SA                                                                         238,308                           69
    5,034   Societe Generale Paris                                                             588,812                          171
    4,200   Technip SA                                                                         261,660                           76
    5,122   Total SA                                                                           308,533                           90
    1,800   Ugine SA (Note 5)                                                                  126,622                           37
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             2,369,269                          690
------------------------------------------------------------------------------------------------------------------------------------
            Netherlands--5.4%
   30,000   Elsevier NV CVA                                                                    354,075                          103
   10,301   International Nederlanden CVA                                                      569,359                          166
    3,000   Royal Dutch Petroleum                                                              366,074                          107
    2,500   Unilever NV CVA                                                                    325,055                           95
    9,000  *Vendex International NV (BDR)                                                      237,986                           69
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,852,549                          540
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
                                                                                                                              of Net
   Shares   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Norway--4.2%
   12,378   Hafslund Nyco Series "A" Free                                                $     291,127                     $     85
    7,500   Kvaerner AS A                                                                      340,632                           99
    9,000   Orkla Series AS A                                                                  402,919                          117
   29,000   Saga Petroleum Series "A" Free                                                     411,597                          120
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,446,275                          421
------------------------------------------------------------------------------------------------------------------------------------
            Australia--3.9%
   20,000   Advance Bank of Australia                                                          128,864                           38
   50,892   Amcor Ltd.                                                                         374,442                          109
   35,159   Australian & New Zealand Banking Group                                             124,606                           36
   37,119   Broken Hill Proprietary Ltd.                                                       455,706                          133
   16,246   National Australia Bank Ltd.                                                       128,053                           37
   67,492   Pacific Dunlop Ltd.                                                                141,605                           41
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,353,276                          394
------------------------------------------------------------------------------------------------------------------------------------
            Hong Kong--3.3%
  117,000   Cathay Pacific Airways Ltd.                                                        170,867                           50
   92,000   Hong Kong Telecom                                                                  181,912                           53
   42,000   Hutchison Whampoa Ltd.                                                             203,007                           59
   30,000   Sun Hung Kai Properties                                                            221,970                           65
   34,000   Swire Pacific Class "A"                                                            259,253                           75
   30,000   Wharf Holdings                                                                      97,899                           28
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,134,908                          330
------------------------------------------------------------------------------------------------------------------------------------
            Spain--3.2%
   14,000   Banco Bilbao Vizcaya                                                               404,079                          118
    4,000   Empresa Nacional De Electricidad S.A.                                              197,539                           57
    4,000   Empresa Nacional De Electricidad S.A. (ADR)                                        197,000                           57
   10,000   Repsol S.A. (ADR)                                                                  316,250                           92
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,114,868                          324
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--INTERNATIONAL SECURITIES SERIES
June 30, 1995


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
                                                                                                                              of Net
   Shares   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Switzerland--3.1%
      500   Ciba Geigy AG Regd                                                           $     366,283                     $    107
      400   Nestle S.A. Regd                                                                   416,278                          121
      800   Schw Bankverein Br                                                                 283,305                           82
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,065,866                          310
------------------------------------------------------------------------------------------------------------------------------------
            Singapore--3.0%
   34,000   Development Bank of Singapore                                                      386,828                          113
   55,000   Keppel Corp.                                                                       448,652                          131
   18,000   Overseas Chinese Banking Corp. Ltd.                                                199,640                           58
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,035,120                          302
------------------------------------------------------------------------------------------------------------------------------------
            Germany--2.8%
    1,300   Bayer AG                                                                           323,093                           94
    1,350   Mannesmann AG                                                                      412,084                          120
      550   Veba AG                                                                            215,769                           63
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               950,946                          277
------------------------------------------------------------------------------------------------------------------------------------
            New Zealand--2.4%
  473,000   Brierley Investments Ltd.                                                          357,162                          104
   84,000   Carter Holt Havley Ltd.                                                            205,439                           60
   60,000   Lion Nathan Ltd.                                                                   118,680                           35
   38,000   Telecom Corp New Zealand Ltd. (Note 5)                                             142,200                           41
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               823,481                          240
------------------------------------------------------------------------------------------------------------------------------------
            Denmark--2.0%
   24,700   Tele Danmark A/S (ADS) "B"                                                         691,600                          201
------------------------------------------------------------------------------------------------------------------------------------
            Sweden--2.0%
   10,100   Astra AB Series "A" Free                                                           311,394                           91
   17,000   Pharmacia AB Series "A" Free                                                       372,377                          108
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               683,771                          199
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
                                                                                                                              of Net
   Shares   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Malaysia--1.9%
   98,000   Sime Darby Berhad                                                            $     273,332                     $     80
   23,000   Telekom Malaysia                                                                   174,529                           51
   50,000   Tenaga Nasional Berhad                                                             204,060                           59
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               651,921                          190
------------------------------------------------------------------------------------------------------------------------------------
            Austria--1.2%
    2,900   EVN                                                                                405,486                          118
------------------------------------------------------------------------------------------------------------------------------------
            Italy--.9%
  110,000   Telecom Italia S.P.A.                                                              298,012                           86
------------------------------------------------------------------------------------------------------------------------------------
            Canada--.9%
   20,000   Westcoast Energy, Inc.                                                             296,606                           86
------------------------------------------------------------------------------------------------------------------------------------
            Mexico--.7%
   20,000   Kimberly Clark Mexican Class "A"                                                   229,724                           67
------------------------------------------------------------------------------------------------------------------------------------
            Portugal--.6%
   10,700  *Portugal Telecom (ADS)                                                             203,300                           59
------------------------------------------------------------------------------------------------------------------------------------
            Belgium--.5%
    4,000   Delhaize Le Lion                                                                   179,916                           52
------------------------------------------------------------------------------------------------------------------------------------
            Phillipines--.5%
  204,600   Pilipino Telephone (When-Issued)                                                   161,820                           47
------------------------------------------------------------------------------------------------------------------------------------
            Chile--.4%
    1,500   Compania De Telefonos De Chile S.A. (ADR)                                          122,062                           35
------------------------------------------------------------------------------------------------------------------------------------
            Argentina--.3%
    5,000   YPF S.A. Class "D" (ADR)                                                            94,374                           27
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--INTERNATIONAL SECURITIES SERIES
June 30, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
                                                                                                                              of Net
   Shares   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            India--.1%
    2,000   ITC Ltd. (GDR) (Note 5)                                                      $      15,414                     $      4
    1,000   Reliance Industries Ltd. (GDR) (Note 5)                                             16,815                            5
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                32,229                            9
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Common Stocks (cost $28,131,873)                                 32,217,643                        9,377
------------------------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS--3.8%
$    450M   United States Treasury Bill, 5.59%, 7/27/95                                        448,183                          131
     400M   United States Treasury Bill, 5.65%, 7/27/95                                        398,368                          116
     475M   United States Treasury Bill, 5.655%, 7/27/95                                       473,060                          137
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of U.S. Government Obligations (cost $1,319,611)                     1,319,611                          384
------------------------------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS--1.4%
     486M   Paine Webber Inc., 6.2%, 7/3/95 (collateralized by U.S. Treasury Notes
               7 1/4%, 5/15/2016) (cost $486,000)                                              486,000                          142
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $29,937,484)                                   99.0%       34,023,254                        9,903
Other Assets, Less Liabilities                                                   1.0           334,345                           97
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%      $34,357,599                     $ 10,000
====================================================================================================================================

*Non-income producing

                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--INTERNATIONAL SECURITIES SERIES

At June 30, 1995, sector diversification of the portfolio was as follows:

--------------------------------------------------------------------------------
                                                     Percentage
Sector Diversification                            of Net Assets            Value
--------------------------------------------------------------------------------
Financial Services ...............................          9.4%     $ 3,248,145
Telecommunications ...............................          8.3        2,837,300
Food/Beverage/Tobacco ............................          6.8        2,321,014
Drugs ............................................          6.1        2,093,228
Utilities ........................................          4.4        1,516,460
Industrial Services ..............................          4.2        1,441,229
Electrical Equipment .............................          3.9        1,334,642
Energy ...........................................          3.7        1,271,073
Retail/General Merchandise .......................          3.5        1,187,717
Finance ..........................................          3.2        1,088,437
Automotive .......................................          3.1        1,066,679
Insurance ........................................          3.0        1,038,310
Paper/Forest products ............................          3.0        1,023,980
Transportation ...................................          2.9        1,002,867
Household Products ...............................          2.8          967,305
Media/Cable/Television ...........................          2.7          938,958
Energy Exploration/Production ....................          2.6          908,847
Electronics/Instruments/Components ...............          2.5          845,938
Retail Trade .....................................          2.1          716,777
Conglomerates ....................................          2.1          707,905
Metals/Miscellaneous .............................          1.7          582,328
Building Materials ...............................          1.6          556,271
Manufacturing/Diversified ........................          1.6          553,689
Real Estate/Construction .........................          1.6          547,194
Entertainment ....................................          1.2          416,024
Chemicals ........................................          1.2          408,233
Machinery/Diversified ............................          1.1          395,523
Electronics/Instrumentation ......................          0.9          318,256
Natural Gas ......................................          0.9          308,533
Basic Industry ...................................          0.7          229,000
Housing ..........................................          0.6          208,597
Broadcast Media ..................................          0.4          137,184
Repurchase Agreements ............................          1.4          486,000
U.S. Government Obligations ......................          3.8        1,319,611
--------------------------------------------------------------------------------
Total Investments                                          99.0       34,023,254
Other Assets, Less Liabilities                              1.0          334,345
--------------------------------------------------------------------------------
Net Assets                                                100.0%     $34,357,599
================================================================================

                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--INVESTMENT GRADE SERIES
June 30, 1995


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS--77.3%
            Aerospace/Defense--6.0%
$    300M   Boeing Co., 6.35%, 2003                                                      $     294,202                     $    217
     250M   Lockheed Corp., 6 3/4%, 2003                                                       250,029                          185
     250M   Rockwell International Corp., 8 3/8%, 2001                                         272,629                          201
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               816,860                          603
------------------------------------------------------------------------------------------------------------------------------------
            Building Materials--.8%
     100M   Masco Corp., 9%, 2001                                                              111,695                           82
------------------------------------------------------------------------------------------------------------------------------------
            Conglomerates--4.3%
     300M   Hanson Overseas, B.V., 7 3/8%, 2003                                                310,378                          229
     250M   Tenneco, Inc., 7 7/8%, 2002                                                        264,987                          196
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               575,365                          425
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Non-durables--2.4%
     300M   American Home Products Corp., 7.90%, 2005                                          320,751                          237
------------------------------------------------------------------------------------------------------------------------------------
            Consumer Products--1.9%
     250M   Mattel, Inc., 6 3/4%, 2000                                                         250,567                          185
------------------------------------------------------------------------------------------------------------------------------------
            Electric & Gas Utilities--15.0%
     250M   Baltimore Gas & Electric Co., 6 1/2%, 2003                                         246,771                          182
     200M   Carolina Power & Light Co., 7 3/4%, 2003                                           204,064                          151
     250M   Duke Power Co., 5 7/8%, 2003                                                       236,240                          174
     200M   Kansas Gas & Electric Co., 7.60%, 2003                                             207,682                          153
      75M   Old Dominion Electric Cooperative, 7.97%, 2002                                      79,633                           59
     300M   Pennsylvania Power & Light Co., 6 7/8%, 2003                                       297,220                          219
     250M   Philadelphia Electric Co., 8%, 2002                                                264,960                          196
     200M   SCE Capital Corp., 7 3/8%, 2003                                                    204,452                          151
      75M   Southwestern Electric Power Co., 7%, 2007                                           75,497                           56
     200M   Unicom Corporation, 8 1/4%, 2006                                                   212,861                          157
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             2,029,380                        1,498
------------------------------------------------------------------------------------------------------------------------------------
            Energy--2.4%
     300M   Baroid Corp., 8%, 2003                                                             324,532                          240
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Financial Services--12.4%
     $75M   Banc One Corp., 7 1/4%, 2002                                                 $      76,967                     $     57
      40M   BankAmerica Corp., 9 1/2%, 2001                                                     45,189                           33
     200M   Barnett Banks, Inc., 8 1/2%, 1999                                                  212,454                          157
     300M   Chemical Bank, Inc., 7%, 2005                                                      300,025                          222
     200M   Citicorp, 8%, 2003                                                                 212,243                          157
     150M   First Union Corp., 8 1/8%, 2002                                                    160,790                          119
     250M   Fleet Financial Group, 6 7/8%, 2003                                                247,958                          183
     250M   Mellon Bank N.A., 6 1/2%, 2005                                                     241,517                          178
      50M   Meridian Bancorp, 7 7/8%, 2002                                                      52,702                           39
      75M   Morgan Guaranty Trust Co., 7 3/8%, 2002                                             78,279                           58
      50M   Nationsbank Corporation., 8 1/8%, 2002                                              53,365                           39
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,681,489                        1,242
------------------------------------------------------------------------------------------------------------------------------------
            Food/Beverage/Tobacco--1.7%
      25M   Coca-Cola Enterprises, Inc., 7 7/8%, 2002                                           26,695                           20
     200M   Philip Morris Cos., Inc., 7 1/8%, 2002                                             202,017                          149
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               228,712                          169
------------------------------------------------------------------------------------------------------------------------------------
            Healthcare--1.3%
     150M   Healthtrust, Inc., 8 3/4%, 2005                                                    168,750                          125
------------------------------------------------------------------------------------------------------------------------------------
            Investment/Finance Companies--7.0%
     300M   Associates Corp. of North America, 7 7/8%, 2001                                    318,462                          235
     300M   General Electric Capital Corp., 7 7/8%, 2006                                       329,566                          244
     300M   General Motors Acceptance Corp., 7 1/8%, 1999                                      305,363                          225
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               953,391                          704
------------------------------------------------------------------------------------------------------------------------------------
            Oil/Natural Gas--3.8%
     250M   BP America, Inc., 7 7/8%, 2002                                                     267,364                          197
     250M   Marathon Oil Co., 8 1/2%, 2000                                                     250,520                          185
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               517,884                          382
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--INVESTMENT GRADE SERIES
June 30, 1995


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Paper/Forest Products--4.0%
$    100M   S. D. Warren Company, 12%, 2004                                              $     108,500                     $     80
     150M   Stone Container Corp., 10 3/4%, 2002                                               158,250                          117
     250M   Temple Inland, Inc., 9%, 2001                                                      279,059                          206
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               545,809                          403
------------------------------------------------------------------------------------------------------------------------------------
            Retail/General Merchandise--1.8%
     250M   Penney J.C. & Co., 6 1/8%, 2003                                                    238,846                          176
------------------------------------------------------------------------------------------------------------------------------------
            Technology--3.9%
     250M   International Business Machines Corp., 6 3/8%, 2000                                249,433                          184
     275M   Xerox Corp., 7.15%, 2004                                                           281,290                          208
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               530,723                          392
------------------------------------------------------------------------------------------------------------------------------------
            Telecommunications--1.5%
     200M   Tele-Communications, Inc., 8 1/4%, 2003                                            206,176                          153
------------------------------------------------------------------------------------------------------------------------------------
            Telephone--7.1%
     100M   Allnet Communication Services, Inc., 9%, 2003                                      106,625                           79
      30M   GTE Corp., 8.85%, 1998                                                              31,878                           24
     350M   MCI Communication Corp., 7 1/2%, 2004                                              366,803                          270
     200M   Pacific Bell Telephone Co., 7%, 2004                                               202,732                          150
     250M   Southern Bell Telephone & Telegraph Co., Inc., 8 1/8%, 2017                        259,497                          191
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               967,535                          714
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Corporate Bonds (cost $10,331,472)                               10,468,465                        7,730
------------------------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--2.2%
     300M   Federal Home Loan Mortgage Corp., 7.88%, 2004 (cost $300,000)                      305,056                          225
------------------------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS--9.5%
   1,200M   U.S. Treasury Note, 7 3/4%, 2000 (cost $1,280,312)                               1,282,687                          947
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--8.3%
$    800M   A T & T Capital Corp., 5.95%, 7/14/95                                        $     798,280                     $    589
     325M   Ford Motor Credit Corp., 5.97%, 7/7/95                                             324,674                          240
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Short-term Corporate Notes (cost $1,122,954)                      1,122,954                          829
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $13,034,738)                                   97.3%       13,179,162                        9,731
Other Assets, Less Liabilities                                                   2.7           364,256                          269
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%      $13,543,418                     $ 10,000
====================================================================================================================================

                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--TARGET MATURITY 2007 SERIES
June 30, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--74.7%
$    570M   Agency For International Development-Israel ("AID"), 2/15/2007               $     264,458                     $  1,409
     119M   Agency For International Development-Israel ("AID"), 3/15/2007                      54,893                          293
      66M   Federal Judiciary Office Building ("JOBS"), 8/15/2006                               31,173                          166
      93M   Financing Corporations ("FICOS"), 6/6/2007                                          41,063                          219
     109M   Financing Corporations ("FICOS"), 12/6/2007                                         46,284                          247
      67M   Financing Corporations ("FICOS"), 12/27/2007                                        28,318                          151
     175M   Government Trust Certificate, 11/15/2006                                            82,217                          438
     526M   Government Trust Certificate, 11/15/2007                                           229,236                        1,222
      95M   International Bank for Reconstruction & Development, 2/15/2007                      43,242                          230
     554M   Resolution Funding Corporation, 10/15/2007                                         246,572                        1,314
     328M   Tennessee Valley Authority, 4/15/2007                                              148,706                          793
     425M   Tennessee Valley Authority, 10/15/2007                                             185,659                          990
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of U.S. Government Agency Zero Coupon Obligations
              (cost $1,367,107)                                                              1,401,821                        7,472
------------------------------------------------------------------------------------------------------------------------------------
            UNITED STATES TREASURY ZERO COUPON OBLIGATIONS--14.8%
      63M   Certificate of Accrual on Treasury Securities ("CATS"), 11/15/2007                  27,868                          149
      67M   Coupon Under Book Entry System ("CUBES"), 11/15/2006                                31,992                          171
      62M   Treasury Investors Growth Receipts ("TIGERS"), 11/15/2007                           27,398                          146
      62M   Treasury Receipts, 11/15/2007                                                       27,426                          146
     365M   U.S. Treasury Strips, 11/15/2007                                                   163,520                          872
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of United States Treasury Zero Coupon Obligations
              (cost $263,534)                                                                  278,204                        1,484
------------------------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS ZERO COUPON OBLIGATIONS--3.5%
            Miscellaneous
     150M   Los Angeles Cnty Calif. Pension Oblig., 6/30/2007 (cost $63,222)                    65,063                          345
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $1,693,863)                                    93.0%        1,745,088                        9,301
Other Assets, Less Liabilities                                                   7.0           131,183                          699
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%       $1,876,271                     $ 10,000
====================================================================================================================================

                       See notes to financial statements

Portfolio of Investments
First Investors Life Series Fund--UTILITIES INCOME SERIES
June 30, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
                                                                                                                              of Net
   Shares   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS--91.7%
            Consumer Services--1.0%
    3,500  *Tele-Communications, Inc.                                                    $      82,031                     $     95
------------------------------------------------------------------------------------------------------------------------------------
            Electric & Gas Utilities--.9%
    3,500   Portland General Corporation                                                        77,438                           90
------------------------------------------------------------------------------------------------------------------------------------
            Electric Power--19.3%
    2,500   Boston Edison Company                                                               65,313                           76
    2,000   CMS Energy Corporation                                                              49,250                           57
    7,000   DPL, Inc.                                                                          154,875                          179
    5,250   DQE, Inc.                                                                          123,375                          143
    2,000   Eastern Utilities Association                                                       45,250                           52
    1,000   Empresa Nacional De Electricidad                                                    49,250                           57
    5,000   General Public Utilities Corporation                                               148,750                          172
    4,000   Illinova Corporation                                                               101,500                          117
    3,000   New England Electric System                                                        103,500                          120
    3,000   NIPSCO Industries, Inc.                                                            102,000                          118
    4,000   Northeast Utilities                                                                 90,000                          104
    6,500   Pinnacle West Capital Corporation                                                  159,250                          184
    5,500   Public Service Company of Colorado                                                 178,750                          207
    3,000  *Public Service Company of New Mexico                                                42,750                           49
    6,000   Teco Energy, Inc.                                                                  131,250                          152
    4,500   Wisconsin Energy Corporation                                                       126,000                          146
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             1,671,063                        1,933
------------------------------------------------------------------------------------------------------------------------------------
            Energy--9.0%
      400   Atlantic Richfield Company                                                          43,900                           51
    3,500   Enron Corporation                                                                  122,938                          143
      400   Mobil Corporation                                                                   38,400                           44
    3,000   NICOR, Inc.                                                                         80,625                           93
    6,000   Pacific Enterprises                                                                147,000                          170
    3,000   Panhandle Eastern Corporation                                                       73,125                           85
      500   Royal Dutch Petroleum Company                                                       60,938                           70
    3,500   Sonat, Inc.                                                                        106,750                          123
    3,000   Williams Companies, Inc.                                                           104,624                          121
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               778,300                          900
------------------------------------------------------------------------------------------------------------------------------------

Portfolio of Investments
First Investors Life Series Fund--UTILITIES INCOME SERIES
June 30, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
                                                                                                                              of Net
   Shares   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Miscellaneous--1.3%
    2,500   Tenneco, Inc.                                                                $     115,000                     $    133
------------------------------------------------------------------------------------------------------------------------------------
            Natural Gas--8.0%
    3,000   Atlanta Gas Light Company                                                          104,250                          121
    3,000   Brooklyn Union Gas Company                                                          78,750                           91
    4,500   MCN Corporation                                                                     88,875                          103
    2,000   National Fuel Gas Company                                                           57,250                           66
    4,000   New Jersey Resources Corporation                                                    92,500                          107
    3,500   Piedmont Natural Gas Company                                                        72,625                           84
    4,500   UGI Corporation                                                                     95,063                          110
    2,500   Washington Energy Company                                                           40,937                           47
    2,000   Wicor, Inc.                                                                         56,250                           65
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               686,500                          794
------------------------------------------------------------------------------------------------------------------------------------
            Railroads--.8%
    2,500   Questar Corporation                                                                 71,875                           83
------------------------------------------------------------------------------------------------------------------------------------
            Technology--5.7%
    5,000  *Airtouch Communications, Inc.                                                      142,500                          165
    3,000   A T & T Corp.                                                                      159,375                          184
    4,000   MCI Communications Corporation                                                      88,000                          102
    3,000   Sprint Corporation                                                                 100,875                          117
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               490,750                          568
------------------------------------------------------------------------------------------------------------------------------------
            Telecommunications--3.5%
    5,000  *Mobile Telecommunication Technologies Corporation                                  136,875                          158
    2,500  *Paging Network, Inc.                                                                85,625                           99
    3,000   WorldCom, Inc.                                                                      81,000                           94
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               303,500                          351
------------------------------------------------------------------------------------------------------------------------------------
            Telephone/Utilities--2.1%
    2,500   Frontier Corporation                                                                60,000                           69
    2,000  *MFS Communications Company, Inc.                                                    64,500                           75
    1,500   Telefonica De Espana (ADR)                                                          58,125                           67
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               182,625                          211
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
   Shares                                                                                                                   for Each
       or                                                                                                                    $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            Utilities--40.1%
    3,500   American Electric Power Company                                              $     122,937                     $    143
    4,000   Ameritech Corporation                                                              176,000                          204
    5,000   Baltimore Gas & Electric Company                                                   125,000                          145
    4,000   Bell Atlantic Corporation                                                          224,000                          259
    3,500   BellSouth Corporation                                                              222,250                          258
    3,500   Carolina Power & Light Company                                                     105,875                          122
    5,500   Cinergy Corporation                                                                144,375                          167
    3,500   Detroit Edison Company                                                             103,250                          119
    4,500   Duke Power Company                                                                 186,750                          216
    5,500   FPL Group, Inc.                                                                    212,437                          246
    7,000   GTE Corporation                                                                    238,875                          276
    4,000   Houston Industries, Inc.                                                           168,500                          195
    3,000   Northern States Power Company                                                      138,375                          160
    2,500   NYNEX Corporation                                                                  100,625                          116
    3,000   Ohio Edison Company                                                                 67,875                           78
    7,500   PacifiCorp                                                                         140,625                          163
    4,000   Peco Energy Company                                                                110,500                          128
    4,500   Public Service Enterprise Group, Inc.                                              124,875                          144
    4,000   SBC Communications, Inc.                                                           190,500                          220
    4,500   SCE Corp.                                                                           77,063                           89
    6,500   Southern Company                                                                   145,437                          168
    3,000   Texas Utilities Company                                                            103,125                          119
    3,500   Unicom Corporation                                                                  93,188                          108
    3,500   US West, Inc.                                                                      145,687                          167
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             3,468,124                        4,010
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Common Stocks (cost $7,486,027)                                   7,927,206                        9,168
------------------------------------------------------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--3.4%
$    100M   Ford Motor Credit Corporation, 5.97%, 7/19/95                                       99,702                          115
     200M   General Electric Credit Corporation, 5.85%, 7/6/95                                 199,837                          231
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of Short-Term Corporate Notes (cost $299,539)                          299,539                          346
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $7,785,566)                                    95.1%        8,226,745                        9,514
Other Assets, Less Liabilities                                                   4.9           420,054                          486
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%      $ 8,646,799                     $ 10,000
====================================================================================================================================

*Non-income producing

                       See notes to financial statements

Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 1995

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                CASH
                                                            BLUE CHIP     MANAGEMENT      DISCOVERY      GOVERNMENT          GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost .................................   $ 45,131,788   $  4,075,481   $ 32,654,581    $  8,752,642    $ 34,821,466
                                                         ============   ============   ============    ============    ============
  At value (Note 1A) .................................   $ 52,096,859   $  4,075,481   $ 39,072,752    $  8,825,018    $ 40,871,450
Cash .................................................        269,144         13,833        382,276         160,267         102,449
Receivables:
  Trust shares sold ..................................        220,212         11,575        148,587          21,579         185,901
  Investment securities sold .........................        252,152           --          243,950            --            13,485
  Interest and dividends .............................         90,076           --            7,664         118,013          82,279
Other assets .........................................          4,969          2,080          4,552             933           4,238
                                                         ------------   ------------   ------------    ------------    ------------
Total Assets .........................................     52,933,412      4,102,969     39,859,781       9,125,810      41,259,802
                                                         ------------   ------------   ------------    ------------    ------------

Liabilities
Payables:
  Investment securities purchased ....................        662,912           --          735,725            --               --
  Trust shares redeemed ..............................           --             --              352             767             --
  Dividend payable ...................................           --           18,335           --              --               --
Accrued advisory fee .................................         37,389          1,188         23,705           2,636          25,114
Accrued expenses .....................................            737            987            730             933           3,173
                                                         ------------   ------------   ------------    ------------    ------------
Total Liabilities ....................................        701,038         20,510        760,512           4,336          28,287
                                                         ------------   ------------   ------------    ------------    ------------

Net Assets ...........................................   $ 52,232,374   $  4,082,459   $ 39,099,269    $  9,121,474    $ 41,231,515
                                                         ============   ============   ============    ============    ============

Net Assets Consist of:
Capital paid in ......................................   $ 44,273,674   $  4,082,459   $ 33,274,962    $  9,381,831    $ 34,634,131
Undistributed net investment income ..................        485,292           --          103,838         293,079         198,806
Accumulated net realized gain (loss) on
  investments and foreign currencies .................        508,337           --         (697,702)       (625,812)        348,594
Net unrealized appreciation (depreciation) of
  investments and foreign currency related
  transactions .......................................      6,965,071           --        6,418,171          72,376       6,049,984
                                                         ------------   ------------   ------------    ------------    ------------
Total ................................................   $ 52,232,374   $  4,082,459   $ 39,099,269    $  9,121,474    $ 41,231,515
                                                         ============   ============   ============    ============    ============

Shares of Beneficial Interest Outstanding
  (Note 2) ...........................................      3,496,919      4,082,459      1,830,046         914,605       2,182,733
                                                         ============   ============   ============    ============    ============
Net Asset Value, Offering and Redemption
  Price Per Share (Net assets divided by
  shares outstanding) ................................   $      14.94   $       1.00   $      21.37    $       9.97    $      18.89
                                                         ============   ============   ============    ============    ============

                        See notes to financial statements

Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 1995

-----------------------------------------------------------------------------------------------------------------------------------

                                                                        INTERNATIONAL     INVESTMENT          TARGET      UTILITIES
                                                           HIGH YIELD      SECURITIES          GRADE   MATURITY 2007         INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost .................................   $ 36,830,373    $ 29,937,484   $ 13,034,738    $  1,693,863   $  7,785,566
                                                         ============    ============   ============    ============   ============
  At value (Note 1A) .................................   $ 36,645,991    $ 34,023,254   $ 13,179,162    $  1,745,088   $  8,226,745
Cash .................................................        284,886          34,661         80,680          66,519        264,754
Receivables:
  Trust shares sold ..................................         61,094         210,272         49,102         130,280         83,045
  Investment securities sold .........................           --           610,101           --              --           47,858
  Interest and dividends .............................        695,543         124,191        239,063            --           26,705
Other assets .........................................          4,413           3,599          1,234             510            665
                                                         ------------    ------------   ------------    ------------   ------------
Total Assets .........................................     37,691,927      35,006,078     13,549,241       1,942,397      8,649,772
                                                         ------------    ------------   ------------    ------------   ------------

Liabilities
Payables:
  Investment securities purchased ....................        530,861         610,001           --            65,616            --
  Trust shares redeemed ..............................          2,052           3,446           --              --              --
  Dividend payable ...................................           --              --             --              --              --
Accrued advisory fee .................................         23,065          21,363          3,883            --            2,413
Accrued expenses .....................................          4,338          13,669          1,940             510            560
                                                         ------------    ------------   ------------    ------------   ------------
Total Liabilities ....................................        560,316         648,479          5,823          66,126          2,973
                                                         ------------    ------------   ------------    ------------   ------------

Net Assets ...........................................   $ 37,131,611    $ 34,357,599   $ 13,543,418    $  1,876,271   $  8,646,799
                                                         ============    ============   ============    ============   ============


Net Assets Consist of:
Capital paid in ......................................   $ 36,346,623    $ 29,682,703   $ 13,055,300    $  1,814,384   $  8,194,363
Undistributed net investment income ..................      1,755,094         331,822        421,550           9,951        145,753
Accumulated net realized gain (loss) on
  investments and foreign currencies .................       (785,724)        252,805        (77,856)            711       (134,496)
Net unrealized appreciation (depreciation) of
  investments and foreign currency related
  transactions .......................................       (184,382)      4,090,269        144,424          51,225        441,179
                                                         ------------    ------------   ------------    ------------   ------------
Total ................................................   $ 37,131,611    $ 34,357,599   $ 13,543,418    $  1,876,271   $  8,646,799
                                                         ============    ============   ============    ============   ============

Shares of Beneficial Interest Outstanding
  (Note 2) ...........................................      3,450,845       2,426,848      1,233,501         170,938        861,787
                                                         ============    ============   ============    ============   ============
Net Asset Value, Offering and Redemption
  Price Per Share (Net assets divided by
  shares outstanding) ................................   $      10.76    $      14.16   $      10.98    $      10.98   $      10.03
                                                         ============    ============   ============    ============   ============


Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months ended June 30, 1995

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        CASH
                                                                BLUE CHIP         MANAGEMENT          DISCOVERY          GOVERNMENT
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest ............................................       $   143,558        $   121,367        $   182,095         $   308,541
  Dividends ...........................................           539,485               --               65,068                 --
  Consent fees ........................................              --                 --                 --                   --
                                                              -----------        -----------        -----------         -----------
Total income ..........................................           683,043            121,367            247,163             308,541
                                                              -----------        -----------        -----------         -----------

Expenses:
  Advisory fee (Note 6) ...............................           173,933             15,177            126,703              31,578
  Professional fees ...................................             6,695              2,364              4,563               3,833
  Reports to shareholders .............................             7,790                736              5,627               1,466
  Custodian fees ......................................                 5              2,248                163                 --
  Other expenses ......................................             7,694                581              5,779               1,455
                                                              -----------        -----------        -----------         -----------
Total expenses ........................................           196,117             21,106            142,835              38,332
  Less: Expenses waived or assumed
     (Note 6) .........................................              --                9,070               --                23,595
                                                              -----------        -----------        -----------         -----------
Expenses--net .........................................           196,117             12,036            142,835              14,737
                                                              -----------        -----------        -----------         -----------
Net investment income .................................           486,926            109,331            104,328             293,804
                                                              -----------        -----------        -----------         -----------

Realized and Unrealized Gain (Loss)
  on Investments and Foreign
  Currencies (Note 3):
Net realized gain (loss) on investments
  and foreign currencies ..............................           509,385               --             (697,154)            162,382
Net unrealized appreciation of
  investments and foreign currency
  related transactions ................................         6,611,273               --            5,445,027             315,853
                                                              -----------        -----------        -----------         -----------
Net gain on investments ...............................         7,120,658               --            4,747,873             478,235
                                                              -----------        -----------        -----------         -----------
Net Increase in Net Assets Resulting
  from Operations .....................................       $ 7,607,584        $   109,331        $ 4,852,201         $   772,039
                                                              ===========        ===========        ===========         ===========


   + Net of $22,045 foreign taxes withheld
 (a) Includes $5,323 of net unrealized appreciation on foreign currency transactions
   * From April 25, 1995 (commencement of operations) to June 30, 1995

                        See notes to financial statements

Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months ended June 30, 1995

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        INTERNATIONAL       INVESTMENT         TARGET     UTILITIES
                                                   GROWTH    HIGH YIELD    SECURITIES            GRADE  MATURITY 2007*       INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest ................................   $    62,160   $ 1,799,677   $    72,423      $   452,640    $     9,951   $    21,290
  Dividends ...............................       297,461        94,779       427,353+            --             --         136,309
  Consent fees ............................          --          10,537          --               --             --             --
                                              -----------   -----------   -----------      -----------    -----------   -----------
Total income ..............................       359,621     1,904,993       499,776          452,640          9,951       157,599
                                              -----------   -----------   -----------      -----------    -----------   -----------

Expenses:
  Advisory fee (Note 6) ...................       136,284       130,208       121,094           46,605          1,578        24,406
  Professional fees .......................         7,234         6,197         7,915            5,024           --           1,439
  Reports to shareholders .................         6,075         6,524         5,743            2,671           --             900
  Custodian fees ..........................         4,982          --          23,278                3           --             --
  Other expenses ..........................         6,547         4,505         4,557            1,618            510         1,173
                                              -----------   -----------   -----------      -----------    -----------   -----------
Total expenses ............................       161,122       147,434       162,587           55,921          2,088        27,918
  Less: Expenses waived or assumed
     (Note 6) .............................          --            --            --             24,856          2,088        16,528
                                              -----------   -----------   -----------      -----------    -----------   -----------
Expenses--net .............................       161,122       147,434       162,587           31,065           --          11,390
                                              -----------   -----------   -----------      -----------    -----------   -----------
Net investment income .....................       198,499     1,757,559       337,189          421,575          9,951       146,209
                                              -----------   -----------   -----------      -----------    -----------   -----------

Realized and Unrealized Gain (Loss)
  on Investments and Foreign
  Currencies (Note 3):
Net realized gain (loss) on investments
  and foreign currencies ..................       400,178       302,800       249,700          (30,316)           711       (34,421)
Net unrealized appreciation of
  investments and foreign currency
  related transactions ....................     4,716,892     1,677,843     1,895,911(a)     1,013,135         51,225       575,889
                                              -----------   -----------   -----------      -----------    -----------   -----------
Net gain on investments ...................     5,117,070     1,980,643     2,145,611          982,819         51,936       541,468
                                              -----------   -----------   -----------      -----------    -----------   -----------
Net Increase in Net Assets Resulting
  from Operations .........................   $ 5,315,569   $ 3,738,202   $ 2,482,800      $ 1,404,394    $    61,887   $   687,677
                                              ===========   ===========   ===========      ===========    ===========   ===========


   + Net of $22,045 foreign taxes withheld
 (a) Includes $5,323 of net unrealized appreciation on foreign currency transactions
   * From April 25, 1995 (commencement of operations) to June 30, 1995

                        See notes to financial statements

Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------------------------------------

                                                                            BLUE CHIP                         CASH MANAGEMENT
                                                                 ------------------------------      ------------------------------
                                                                    1/1/95 to                           1/1/95 to
                                                                      6/30/95              1994           6/30/95              1994
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
  Net investment income ....................................     $    486,926      $    568,219      $    109,331      $    144,250
  Net realized gain (loss) on investments and foreign
    currencies .............................................          509,385         2,931,871              --                  61
  Net unrealized appreciation (depreciation) of
    investments and foreign currency related
    transactions ...........................................        6,611,273        (4,069,423)             --                 --
                                                                 ------------      ------------      ------------      ------------
    Net increase (decrease) in net assets resulting
      from operations ......................................        7,607,584          (569,333)          109,331           144,311
                                                                 ------------      ------------      ------------      ------------
Distributions to Shareholders from:
  Net investment income ....................................         (569,705)         (204,030)         (109,331)         (144,311)
  Net realized gain on investments .........................       (2,922,430)         (416,537)             --                 --
                                                                 ------------      ------------      ------------      ------------

    Total distributions ....................................       (3,492,135)         (620,567)         (109,331)         (144,311)
                                                                 ------------      ------------      ------------      ------------
Trust Share Transactions (a)
  Issued ...................................................        4,240,735         9,253,157           697,204           828,637
  Issued on reinvestments ..................................        3,492,135           620,566            91,068           144,311
  Redeemed .................................................       (1,040,246)       (1,289,081)         (634,368)       (1,286,977)
                                                                 ------------      ------------      ------------      ------------
    Net increase (decrease) from trust share
      transactions .........................................        6,692,624         8,584,642           153,904          (314,029)
                                                                 ------------      ------------      ------------      ------------

    Net increase (decrease) in net assets ..................       10,808,073         7,394,742           153,904          (314,029)

Net Assets
  Beginning of period ......................................       41,424,301        34,029,559         3,928,555         4,242,584
                                                                 ------------      ------------      ------------      ------------

  End of period+ ...........................................     $ 52,232,374      $ 41,424,301      $  4,082,459      $  3,928,555
                                                                 ============      ============      ============      ============

+Includes undistributed net investment income of ...........     $    485,292      $    568,071      $       --        $        --
                                                                 ============      ============      ============      ============
(a)Trust Shares Issued and Redeemed
  Issued ...................................................          297,157           664,327           697,204           828,637
  Issued on reinvestments ..................................          261,976            45,969            91,068           144,311
  Redeemed .................................................          (74,498)          (92,113)         (634,368)       (1,286,977)
                                                                 ------------      ------------      ------------      ------------
    Increase (decrease) in shares ..........................          484,635           618,183           153,904          (314,029)
                                                                 ============      ============      ============      ============


                        See notes to financial statements

Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------------------------------------

                                                                             DISCOVERY                           GOVERNMENT
                                                                   ------------------------------      ----------------------------
                                                                      1/1/95 to                          1/1/95 to
                                                                        6/30/95              1994          6/30/95             1994
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
  Net investment income ......................................     $    104,328      $     93,202      $   293,804      $   530,105
  Net realized gain (loss) on investments and foreign
    currencies ...............................................         (697,154)        1,992,419          162,382         (786,678)
  Net unrealized appreciation (depreciation) of
    investments and foreign currency related
    transactions .............................................        5,445,027        (2,687,366)         315,853          (75,120)
                                                                   ------------      ------------      -----------      -----------
    Net increase (decrease) in net assets resulting
      from operations ........................................        4,852,201          (601,745)         772,039         (331,693)
                                                                   ------------      ------------      -----------      -----------
Distributions to Shareholders from:
  Net investment income ......................................          (93,692)             --           (507,584)         (84,143)
  Net realized gain on investments ...........................       (1,992,932)       (1,014,247)            --           (138,692)
                                                                   ------------      ------------      -----------      -----------

    Total distributions ......................................       (2,086,624)       (1,014,247)        (507,584)        (222,835)
                                                                   ------------      ------------      -----------      -----------
Trust Share Transactions (a)
  Issued .....................................................        4,856,650        10,106,014          965,506        1,488,126
  Issued on reinvestments ....................................        2,086,624         1,014,247          507,584          222,836
  Redeemed ...................................................         (853,196)         (481,564)        (494,034)      (1,512,005)
                                                                   ------------      ------------      -----------      -----------
    Net increase (decrease) from trust share
      transactions ...........................................        6,090,078        10,638,697          979,056          198,957
                                                                   ------------      ------------      -----------      -----------

    Net increase (decrease) in net assets ....................        8,855,655         9,022,705        1,243,511         (355,571)

Net Assets
  Beginning of period ........................................       30,243,614        21,220,909        7,877,963        8,233,534
                                                                   ------------      ------------      -----------      -----------

  End of period+ .............................................     $ 39,099,269      $ 30,243,614      $ 9,121,474      $ 7,877,963
                                                                   ============      ============      ===========      ===========

+Includes undistributed net investment income of .............     $    103,838      $     93,202      $   293,079      $   506,859
                                                                   ============      ============      ===========      ===========
(a)Trust Shares Issued and Redeemed
  Issued .....................................................          241,717           501,020           99,991          151,268
  Issued on reinvestments ....................................          109,304            51,897           53,999           22,959
  Redeemed ...................................................          (43,445)          (24,001)         (51,314)        (152,565)
                                                                   ------------      ------------      -----------      -----------
    Increase (decrease) in shares ............................          307,576           528,916          102,676           21,662
                                                                   ============      ============      ===========      ===========

Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------------------------------------

                                                                               GROWTH
                                                                   -------------------------------
                                                                      1/1/95 to
                                                                        6/30/95              1994
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
  Net investment income ......................................     $    198,499      $    176,061
  Net realized gain (loss) on investments and foreign
    currencies ...............................................          400,178           555,580
  Net unrealized appreciation (depreciation) of
    investments and foreign currency related
    transactions .............................................        4,716,892        (1,490,527)
                                                                   ------------      -------------
    Net increase (decrease) in net assets resulting
      from operations ........................................        5,315,569          (758,886)
                                                                   ------------      -------------
Distributions to Shareholders from:
  Net investment income ......................................         (175,754)              --
  Net realized gain on investments ...........................         (591,906)         (336,304)
                                                                   ------------      -------------

    Total distributions ......................................         (767,660)         (336,304)
                                                                   ------------      -------------
Trust Share Transactions (a)
  Issued .....................................................        3,973,204         8,593,462
  Issued on reinvestments ....................................          767,659           336,304
  Redeemed ...................................................         (854,449)         (695,724)
                                                                   ------------      -------------
    Net increase (decrease) from trust share
      transactions ...........................................        3,886,414         8,234,042
                                                                   ------------      -------------

    Net increase (decrease) in net assets ....................        8,434,323         7,138,852

Net Assets
  Beginning of period ........................................       32,797,192        25,658,340
                                                                   ------------      -------------

  End of period+ .............................................     $ 41,231,515      $ 32,797,192
                                                                   ============      ============

+Includes undistributed net investment income of .............     $    198,806      $    176,061
                                                                   ============      ============

(a)Trust Shares Issued and Redeemed
  Issued .....................................................          225,485           510,485
  Issued on reinvestments ....................................           45,612            20,645
  Redeemed ...................................................          (48,845)          (41,089)
                                                                   ------------      -------------
    Increase (decrease) in shares ............................          222,252           490,041
                                                                   ============      ============


Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------------------------------------

                                                                             HIGH YIELD                  INTERNATIONAL SECURITIES
                                                                    -----------------------------     -----------------------------
                                                                       1/1/95 to                         1/1/95 to
                                                                         6/30/95             1994          6/30/95             1994
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
  Net investment income ........................................    $  1,757,559     $  2,971,391     $    337,189     $    331,106
  Net realized gain (loss) on investments and foreign
    currencies .................................................         302,800         (106,914)         249,700          913,209
  Net unrealized appreciation (depreciation) of
    investments and foreign currency related
    transactions ...............................................       1,677,843       (3,352,582)       1,895,911       (1,619,867)
                                                                    ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets resulting
      from operations ..........................................       3,738,202         (488,105)       2,482,800         (375,552)
                                                                    ------------     ------------     ------------     ------------
Distributions to Shareholders from:
  Net investment income ........................................      (2,973,759)      (1,135,309)        (284,370)         (87,059)
  Net realized gain on investments .............................            --               --           (601,918)             --
                                                                    ------------     ------------     ------------     ------------
    Total distributions ........................................      (2,973,759)      (1,135,309)        (886,288)         (87,059)
                                                                    ------------     ------------     ------------     ------------
Trust Share Transactions (a)
  Issued .......................................................       2,595,709        4,464,152        2,354,114       11,075,210
  Issued on reinvestments ......................................       2,973,759        1,135,309          886,288           87,058
  Redeemed .....................................................      (1,487,046)      (2,284,666)      (1,787,812)        (399,664)
                                                                    ------------     ------------     ------------     ------------
    Net increase from trust share transactions .................       4,082,422        3,314,795        1,452,590       10,762,604
                                                                    ------------     ------------     ------------     ------------
    Net increase in net assets .................................       4,846,865        1,691,381        3,049,102       10,299,993

Net Assets
  Beginning of period ..........................................      32,284,746       30,593,365       31,308,497       21,008,504
                                                                    ------------     ------------     ------------     ------------
  End of period+ ...............................................    $ 37,131,611     $ 32,284,746     $ 34,357,599     $ 31,308,497
                                                                    ============     ============     ============     ============
+Includes undistributed net investment income of ...............    $  1,755,094     $  2,971,294     $    331,822     $    279,003
                                                                    ============     ============     ============     ============
(a)Trust Shares Issued and Redeemed
  Issued .......................................................         246,004          416,564          172,814          811,007
  Issued on reinvestments ......................................         296,191          107,326           69,350            6,642
  Redeemed .....................................................        (142,039)        (214,630)        (133,133)         (29,290)
                                                                    ------------     ------------     ------------     ------------
    Increase in shares .........................................         400,156          309,260          109,031          788,359
                                                                    ============     ============     ============     ============

 *Commencement of Operations
**See Note 7

                        See notes to financial statements

Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              TARGET
                                                                                             MATURITY
                                                                     INVESTMENT GRADE          2007           UTILITIES INCOME
                                                              ---------------------------  -----------    -------------------------
                                                                 1/1/95 to                 4/25/95* to      1/1/95 to
                                                                   6/30/95           1994      6/30/95        6/30/95          1994
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
  Net investment income ....................................  $    421,575   $    729,582   $    9,951    $   146,209   $   115,157
  Net realized gain (loss) on investments and foreign
    currencies .............................................       (30,316)       (47,540)         711        (34,421)     (100,075)
  Net unrealized appreciation (depreciation) of
    investments and foreign currency related
    transactions ...........................................     1,013,135     (1,054,894)      51,225        575,889      (132,614)
                                                              ------------   ------------   ----------    -----------   -----------
    Net increase (decrease) in net assets resulting
      from operations ......................................     1,404,394       (372,852)      61,887        687,677      (117,532)
                                                              ------------   ------------   ----------    -----------   -----------
Distributions to Shareholders from:
  Net investment income ....................................      (605,201)      (154,441)        --         (110,535)       (5,535)
  Net realized gain on investments .........................          --          (90,556)        --             --             --
                                                              ------------   ------------   ----------    -----------   -----------
    Total distributions ....................................      (605,201)      (244,997)        --         (110,535)       (5,535)
                                                              ------------   ------------   ----------    -----------   -----------
Trust Share Transactions (a)
  Issued ...................................................     1,163,493      2,762,399    1,314,384      3,287,704     4,449,169
  Issued on reinvestments ..................................       605,201        244,996         --          110,534         5,534
  Redeemed .................................................      (626,945)      (997,487)        --          (48,608)     (105,265)
                                                              ------------   ------------   ----------    -----------   -----------
    Net increase from trust share transactions .............     1,141,749      2,009,908    1,314,384      3,349,630     4,349,438
                                                              ------------   ------------   ----------    -----------   -----------
    Net increase in net assets .............................     1,940,942      1,392,059    1,376,271      3,926,772     4,226,371

Net Assets
  Beginning of period ......................................    11,602,476     10,210,417      500,000**    4,720,027       493,656
                                                              ------------   ------------   ----------    -----------   -----------
  End of period+ ...........................................  $ 13,543,418   $ 11,602,476   $1,876,271    $ 8,646,799   $ 4,720,027
                                                              ============   ============   ==========    ===========   ===========
+Includes undistributed net investment income of ...........  $    421,550   $    605,176   $    9,951    $   145,753   $   110,079
                                                              ============   ============   ==========    ===========   ===========
(a)Trust Shares Issued And Redeemed
  Issued ...................................................       109,331        264,613      120,938        341,571       474,683
  Issued on reinvestments ..................................        59,159         24,055         --           11,709           600
  Redeemed .................................................       (60,030)       (96,249)        --           (5,127)      (11,306)
                                                              ------------   ------------   ----------    -----------   -----------
    Increase in shares .....................................       108,460        192,419      120,938        348,153       463,977
                                                              ============   ============   ==========    ===========   ===========


 *Commencement of Operations
**See Note 7

                        See notes to financial statements

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUND

1. Significant Accounting Policies--The Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007 and Utilities Income Series and accounts separately for the assets, liabilities and operations of each Series.

A. Security Valuation--A security listed or traded on an exchange or the NASDAQ National Market System is valued at its last sale price on the exchange or system where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter markets are valued at the mean between the last bid and asked prices. For the Government, High Yield and Investment Grade Series, each security traded in the over-the-counter market (including securities listed on exchanges or systems whose primary market is believed to be over-the-counter) is valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. The High Yield, International Securities, Investment Grade and Target Maturity 2007 Series may use prices provided by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Securities for which market quotations are not readily available and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in the manner specifically authorized by the trustees of the Fund.

The investments in the Cash Management Series, when purchased at a discount, are valued at amortized cost and when purchased at face value, are valued at cost plus accrued interest.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes. At June 30, 1995, capital loss carryovers were as follows:


                                                      Year Capital Loss
                                                      Carryovers Expire
                                              ----------------------------------
Series                              Total         1998         1999         2002
------                         ----------     --------     --------     --------
GOVERNMENT ...............     $  788,194     $   --       $   --       $788,194
HIGH YIELD ...............      1,088,524      625,684      355,926      106,914
INVESTMENT GRADE .........         47,540         --           --         47,540
UTILITIES INCOME .........        100,075         --           --        100,075


C. Foreign Currency Translations--For valuation purposes, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the daily rate of exchange. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is to due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends and foreign withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized gains are declared and paid annually on all series except for the Cash Management Series which declares daily and pays monthly. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Series are paid from the assets of that Series. General expenses of the Fund are allocated among and charged to the assets of each Series on a fair and equitable basis, which may be based on the relative assets of each Series or the nature of the services performed and relative applicability to each Series.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities and the amortized cost basis for short-term securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded on the ex-dividend date or as soon thereafter as the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily.

2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, of one or more Series. Shares in the Fund are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Purchases and Sales of Securities--For the six months ended June 30, 1995, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies, short-term corporate notes and repurchase agreements were as follows:


                                                               Long-Term U.S.
                                       Securities         Government Obligations
                                ------------------------  ----------------------
                                    Cost of     Proceeds     Cost of    Proceeds
Series                            Purchases     of Sales   Purchases    of Sales
------                          -----------  -----------  ----------  ----------
BLUE CHIP ....................  $ 8,096,396  $ 4,348,281  $     --    $      --
DISCOVERY ....................    8,602,128   10,455,036        --           --
GOVERNMENT ...................         --           --     9,924,979   7,391,526
GROWTH .......................   13,141,119   10,465,522        --           --
HIGH YIELD ...................   14,414,690   11,280,417        --           --
INTERNATIONAL SECURITIES .....    7,531,611    6,011,788        --           --
INVESTMENT GRADE .............    1,288,326      350,258   1,808,047   1,707,783
TARGET MATURITY 2007 .........    1,292,718       37,799     438,232         --
UTILITIES INCOME .............    4,126,603      493,969        --           --

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUND

At June 30, 1995, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

                                                                            Net
                                               Gross        Gross    Unrealized
                              Aggregate   Unrealized   Unrealized  Appreciation
Series                             Cost Appreciation Depreciation (Depreciation)
--------------------------------------- ------------ ------------ --------------
BLUE CHIP ...............   $45,131,788   $7,373,338   $  408,267   $ 6,965,071
CASH MANAGEMENT .........     4,075,481         --           --             --
DISCOVERY ...............    32,654,581    7,834,107    1,415,936     6,418,171
GOVERNMENT ..............     8,752,642      157,542       85,166        72,376
GROWTH ..................    34,828,279    6,691,693      648,522     6,043,171
HIGH YIELD ..............    36,830,373    1,067,260    1,251,642      (184,382)
INTERNATIONAL SECURITIES     29,937,484    4,931,157      845,387     4,085,770
INVESTMENT GRADE ........    13,034,738      281,715      137,291       144,424
TARGET MATURITY 2007 ....     1,693,863       54,055        2,830        51,225
UTILITIES INCOME ........     7,785,566      486,334       45,155       441,179

4. Restricted Securities--The Series held the following restricted securities at June 30, 1995:


                                              Date                         Type of
                                          Acquired   Quantity              Security                      Cost
                                          --------   --------    -------------------------------         -----
HIGH YIELD
----------
  Divi Hotels, Inc......................   4/23/92    1,620shs   Common Stock                        $ 35,810
  Olympic Financial Limited.............   6/30/95    4,000shs   Common Stock                          19,000
  Synergy Group, Inc....................   3/15/95  $    111M    Sr. Sec. Incr. Rate Note,
                                                                 Ser. A, 9 1/2%, 9/15/00              101,283
INTERNATIONAL SECURITIES
------------------------
  Cadbury Schweppes PLC.................    2/6/95    6,571shs   Common Stock                          35,724


These securities, which have been acquired through private placements, may not be sold or transferred without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. If and when these securities are sold, additional costs for registration may be required. Restricted securities are valued pursuant to procedures established by the Life Series Fund's Trustees which include using data provided by certain dealers that participate in any secondary market that may exist for these securities. At June 30, 1995, the value of the above restricted securities for the High Yield and International Securities Series amounted to $166,772 and $47,983, respectively.

5. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 1995, the High Yield and International Securities Series each held four 144A securities with aggregate values of $2,115,300 and

$301,051, respectively. These securities represent 5.7% and .9%, respectively, of the Series' net assets and are valued as set forth in Note 1A.

6. Advisory Fee and Other Transactions with Affiliates--Certain officers and trustees of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Officers and trustees of the Fund received no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Series' average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 1995, total advisory fees were $807,566 of which $64,387 was waived by the investment adviser. In addition, $11,750 of expenses were assumed by FIMCO.

Pursuant to certain state regulations, FIMCO has agreed to reimburse a Series if and to the extent that any Series' aggregate operating expenses, including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, exceed any limitation on expenses applicable to the Series in those states (unless waivers of such limitations have been obtained). The amount of any such reimbursement is limited to the yearly advisory fee. For the six months ended June 30, 1995, no reimbursement was required pursuant to these provisions.

Wellington Management Company serves as investment subadviser to the Growth Series and the International Securities Series. The subadviser is paid by FIMCO and not by the Fund.

7. Commencement of Operations--The Target Maturity 2007 Series commenced operations in April 1995 following the sale of 50,000 shares of beneficial interest to First Investors Life Insurance Company for $500,000.

8. Concentration of Credit Risk--The High Yield Series' investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At June 30, 1995, the High Yield Series held one defaulted security with a value of $408,000, representing 1.1% of the Series' net assets.

The Utilities Income Series invests in securities issued by companies primarily engaged in the public utilities industries. As a result, there are certain credit risks which may subject the Series more significantly to economic changes occurring in the public utilities industry.

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the ten series comprising First Investors Life Series Fund as of June 30, 1995, the related statement of operations for the six months then ended, and the statement of changes in net assets for the six months ended June 30, 1995 and the year ended December 31, 1994, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the ten series comprising First Investors Life Series Fund as of June 30, 1995, and the results of their operations, changes in their net assets and financial highlights for the respective periods then ended, in conformity with generally accepted accounting principles.


                                                       TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 31, 1995

                           Target Maturity 2007 Fund
                  A series of First Investors Life Series Fund


                              FINANCIAL STATEMENTS
                             as of August 31, 1995



Portfolio of Investments (Unaudited)
First Investors Life Series Fund--TARGET MATURITY 2007 SERIES
August 31, 1995

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Amount
                                                                                                                            Invested
                                                                                                                            for Each
                                                                                                                             $10,000
Principal                                                                                                                     of Net
   Amount   Security                                                                             Value                        Assets
------------------------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--80.2%
$    570M   Agency For International Development-Israel ("AID"), 2/15/2007                  $  265,295                     $    485
     119M   Agency For International Development-Israel ("AID"), 3/15/2007                      55,036                          101
   1,135M   Agency For International Development-Israel ("AID"), 8/15/2007                     509,144                          931
     181M   Agency For International Development-Israel ("AID"), 10/1/2007                      80,172                          147
      66M   Federal Judiciary Office Building ("JOBS"), 8/15/2006                               31,295                           57
     350M   Federal Judiciary Office Building ("JOBS"), 2/15/2007                              159,602                          292
      93M   Financing Corporations ("FICOS"), 6/6/2007                                          41,178                           75
     592M   Financing Corporations ("FICOS"), 12/6/2007                                        251,935                          461
      67M   Financing Corporations ("FICOS"), 12/27/2007                                        28,380                           52
     175M   Government Trust Certificate, 11/15/2006                                            82,514                          151
   2,506M   Government Trust Certificate, 11/15/2007                                         1,093,786                        2,001
      95M   International Bank for Reconstruction & Development, 2/15/2007                      43,391                           79
     446M   International Bank for Reconstruction & Development, 8/15/2007                     196,175                          359
   2,394M   Resolution Funding Corporation, 10/15/2007                                       1,067,659                        1,953
     646M   Tennessee Valley Authority, 4/15/2007                                              293,581                          537
     425M   Tennessee Valley Authority, 10/15/2007                                             186,045                          340
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of U.S. Government Agency Zero Coupon Obligations
              (cost $4,330,387)                                                              4,385,188                        8,021
------------------------------------------------------------------------------------------------------------------------------------
            UNITED STATES TREASURY ZERO COUPON OBLIGATIONS--12.3%
      67M   Coupon Under Book Entry System ("CUBES"), 11/15/2006                                32,089                           59
      62M   Treasury Investors Growth Receipts ("TIGERS"), 11/15/2007                           27,279                           50
   1,365M   U.S. Treasury Strips, 11/15/2007                                                   613,567                        1,123
------------------------------------------------------------------------------------------------------------------------------------
            Total Value of United States Treasury Zero Coupon Obligations
              (cost $655,298)                                                                  672,935                        1,232
------------------------------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS ZERO COUPON OBLIGATIONS--3.1%
     390M   Los Angeles Cnty Calif. Pension Oblig., 6/30/2007 (cost $164,885)                  169,650                          310
------------------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $5,150,570)                                    95.6%        5,227,773                        9,563
Other Assets, Less Liabilities                                                   4.4           239,051                          437
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%       $5,466,824                     $ 10,000
====================================================================================================================================


                       See notes to financial statements

Statement of Assets and Liabilities (Unaudited)
First Investors Life Series Fund--TARGET MATURITY 2007 SERIES
August 31, 1995

---------------------------------------------------------------------------------------------------------------

Assets
Investments in securities, at value (identified cost $5,150,570)
  (Note 1A)...........................................................                        $      5,227,773
Cash..................................................................                                  86,472
Receivable for trust shares sold......................................                                 238,880
                                                                                              ----------------
Total Assets..........................................................                               5,553,125


Liabilities
Payable for investment securities purchased ..........................                                  86,301
                                                                                              ----------------

Net Assets ...........................................................                        $      5,466,824
                                                                                              ================


Net Assets Consist of:
Capital paid in.......................................................                        $      5,340,277
Undistributed net investment income...................................                                  45,804
Accumulated net realized gain on investment transactions..............                                   3,540
Net unrealized appreciation in value of investments...................                                  77,203
                                                                                              ----------------

Total.................................................................                        $      5,466,824
                                                                                              ================

Shares of Beneficial Interest Outstanding (Note 2)....................                                 496,474
                                                                                                      ========
Net Asset Value, Offering and Redemption Price Per Share (Net assets
 divided by shares outstanding).......................................                                $  11.01
                                                                                                      ========


                        See notes to financial statements

Statement of Operations (Unaudited)
First Investors Life Series Fund--TARGET  MATURITY 2007 SERIES
April 25, 1995 (commencement of operations) To August 31, 1995


---------------------------------------------------------------------------------------------------------------

Investment Income

Interest income.......................................................                        $         45,804

Expenses (Note 4):
  Advisory fee........................................................    $          5,895
  Other expenses......................................................                 510
                                                                          ----------------
Total expenses........................................................               6,405
  Less: Expenses waived or assumed....................................               6,405
                                                                          ----------------
Net expenses..........................................................                                      --
                                                                                              ----------------
Net investment income.................................................                                  45,804

Realized and Unrealized Gain (Loss) on Investments (Note 3):

Net realized gain on investments......................................               3,540
Net unrealized appreciation of investments............................              77,203
                                                                          ----------------
Net gain on investments...............................................                                  80,743
                                                                                              ----------------
Net Increase in Net Assets Resulting from Operations..................                        $        126,547
                                                                                              ================



                        See notes to financial statements

Statement of Changes in Net Assets (Unaudited)
First Investors Life Series Fund--TARGET  MATURITY 2007 SERIES
April 25, 1995 (commencement of operations) To August 31,1995


------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets from Operations
 Net investment income................................................    $         45,804
 Net realized gain on investments.....................................               3,540
 Net unrealized appreciation of investments...........................              77,203
                                                                          ----------------
  Net increase in net assets resulting from operations................             126,547

Trust Shares Issued (446,474 shares)..................................           4,840,277
                                                                          ----------------
Net increase in net assets............................................           4,966,824

Net Assets
 Beginning of period (Note 5).........................................             500,000
                                                                          ----------------
 End of period (including undistributed net investment income of
  $45,804)............................................................    $      5,466,824
                                                                          ================



                        See notes to financial statements

Notes to Financial Statements (Unaudited)
First Investors Life Series Fund--TARGET MATURITY 2007 SERIES

1. Significant Accounting Policies - First Investors Life Series Fund (the "Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007 and Utilities Income Series and accounts separately for the assets, liabilities and operations of each Series. This report relates only to the Target Maturity 2007 Series (the "Series").

A. Security Valuation - The U.S. Government Obligations and municipal securities in which the Series invests are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the trustees. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Securities for which market quotations are not readily available and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in the manner specifically authorized by the trustees of the Fund.

B. Federal Income Taxes - No provision has been made for federal income taxes on net income or capital gains since the Series intends to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains to relieve it from all, or substantially all, federal income taxes.

C. Distributions to Shareholders - Distributions to shareholders from net investment income and net realized gains are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

D. Expense Allocation - Expenses directly charged or attributable to the Series are paid from the assets of the Series. General expenses of the Fund are allocated among and charged to the assets of each Series on a fair and equitable basis, which may be based on the relative assets of each Series or the nature of the services performed and relative applicability to each Series.

E. Other - Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income, which is accrued daily, consists of accretion of bond discount.

2. Trust Shares - The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, of one or more Series. Shares in the series are acquired through the purchase of Individual Variable Annuity Contracts sold by First Investors Life Insurance Company.

3. Purchases and Sales of Securities - For the period April 25, 1995 to August 31, 1995, purchases and sales of municipal securities and long-term U.S. Government obligations aggregated $5,237,936 and $90,906, respectively.

At August 31, 1995, the cost of investments for federal income tax purposes was $5,150,570. Accumulated net unrealized appreciation on investments was $77,203, consisting of $87,566 gross unrealized appreciation and $10,363 gross unrealized depreciation.

4. Advisory Fee and Other Transactions With Affiliates - Certain officers and trustees of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc.("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Officers and trustees of the Fund received

Notes to Financial Statements (Unaudited)
First Investors Life Series Fund--TARGET MATURITY 2007 SERIES

no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or First Investors Corporation, an affiliated underwriter.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the Series average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the period April 25, 1995 to August 31, 1995, total advisory fees were $5,895 all of which were waived by FIMCO. In addition, $510 of expenses were assumed by FIMCO.

Pursuant to certain state regulations, FIMCO has agreed to reimburse the Series if and to the extent that the Series' aggregate operating expenses, including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, exceed any limitation on expenses applicable to the Series in those states (unless waivers of such limitations have been obtained). The amount of any such reimbursement is limited to the yearly advisory fee. For the period April 25, 1995 to August 31, 1995, no reimbursement was required pursuant to these provisions.

5. Commencement of Operations - The Series commenced operations in April 1995 following the sale of 50,000 shares of beneficial interest to First Investors Life Insurance Company for $500,000.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

          Financial Statements are set forth in Part B, Statement of Additional Information.

     (b)  Exhibits:

          (1)        Declaration of Trust

          (2)        By-laws

          (3)        Not Applicable

          (4)2       Specimen Certificate

          (5)a.(8) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc., including form of Schedule A for Zero Coupon 2007 Series

             b.(8) Subadvisory Agreement relating to International Securities Series and Growth Series

          (6)        Not Applicable

          (7)        Not Applicable

          (8)a.(1)   Custodian  Agreement  between  Registrant  and Irving Trust
                     Company

             b.(3) Custodian Agreement between Registrant and Brown Brothers Harriman & Co.

             c.(6) Supplement to Custodian Agreement between Registrant and The Bank of New York

          (9)(1)     Administration    Agreement   between   Registrant,   First
                     Investors   Management   Company,   Inc.,  First  Investors
                     Corporation and Administrative Data Management Corp.

         (10)(9)     Opinion of Counsel

         (11)a.      Consent of independent accountants

             b.      Powers of Attorney

         (12)        Not Applicable

         (13)(4,7)   Undertakings

         (14)        Not Applicable

         (15)        Not Applicable

         (16)        Not Applicable


----------
     (1) Incorporated by reference from Registrant's Registration Statement (File No. 2-98409).
     (2) Incorporated by reference from Pre-Effective Amendment No. 2 to Registrant's Registration Statement (File No. 2-98409).
     (3) Incorporated by reference from Post-Effective Amendment No. 8 to Registrant's Registration Statement (File No. 2-98409) filed with the Commission on April 13, 1990.
     (4) Incorporated by reference from Post-Effective Amendment No. 10 to Registrant's Registration Statement (File No. 2-98409) filed with the Commission on October 31, 1991.
     (5) Incorporated by reference from Post-Effective Amendment No. 11 to Registrant's Registration Statement (File No. 2-98409) filed with the Commission on April 30, 1992.
     (6) Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Registration Statement (File No. 2-98409) filed with the Commission on April 29, 1993.
     (7) Incorporated by reference from Post-Effective Amendment No. 13 to Registrant's Registration Statement (File No. 2-98409) filed with the Commission on September 16, 1993.
     (8) Incorporated by reference from Post-Effective Amendment No. 15 to Registrant's Registration Statement (File No. 2-98409) filed with the Commission on February 15, 1995.
     (9) Incorporated by reference from Registrant's Rule 24f-2 Notice for its fiscal year ending December 31, 1994 filed with the Commission on February 21, 1995.


Item 25.  Persons Controlled by or under common control with Registrant

          There are no persons controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities


                                                              Number of
                                                        Record Holders as of
             Title of Class                              September 20, 1995
             --------------                              ------------------
               Shares of
          Beneficial Interest,
             no par value


          Investment Grade Series                                 2
          Government Series                                       2
          Cash Management Series                                  2
          Discovery Series                                        2
          Growth Series                                           2
          High Yield Series                                       2
          Blue Chip Series                                        2
          International Securities Series                         2
          Utilities Income Series                                 2
          Zero Coupon 2007 Series                                 1

Item 27.  Indemnification

     Article XI, Section 2 of Registrant's Declaration of Trust provides as follows:

          "Section 2.

     (a) Subject to the exceptions and limitations contained in Section (b) below:

     (i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

     (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

     (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

     (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

          (A)  by the court or other body approving the settlement; or

          (B) by at least a majority or those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

          (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

     The general effect of this Indemnification will be to indemnify the officers and Trustees of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a Trustee or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office.

     The Registrant's Investment Advisory Agreement provides as follows:

     The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

Item 28.  Business and Other Connections of Investment Adviser

     First Investors Management Company, Inc., the Registrant's Investment Adviser, also serves as Investment Adviser to:

    First Investors Cash Management Fund, Inc.
    First Investors Series Fund
    First Investors Fund For Income, Inc.
    First Investors Government Fund, Inc.
    First Investors High Yield Fund, Inc.
    First Investors Insured Tax Exempt Fund, Inc.
    First Investors Global Fund, Inc.
    First Investors Multi-State Insured Tax Free Fund
    First Investors New York Insured Tax Free Fund, Inc.
    First Investors Special Bond Fund, Inc.
    First Investors Tax-Exempt Money Market Fund, Inc.
    First Investors U.S. Government Plus Fund
    First Investors Series Fund II, Inc.

     Affiliations of the officers and directors of the Investment Adviser are set forth in Part B, Statement of Additional Information, under "Trustees and Officers."

Item 29.  Principal Underwriters

     Not applicable

Item 30.  Location of Accounts and Records

     Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 518 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodians, The Bank of New York, 48 Wall Street, New York, NY 10286, and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.

Item 31.  Management Services

     Inapplicable

Item 32.  Undertakings

     The Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust, Advisory Agreement, Subadvisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 22nd day of September, 1995.

                                                 FIRST INVESTORS LIFE
                                                 SERIES FUND
                                                 (Registrant)

                                                 By: /s/ Glenn O. Head
                                                     ---------------------------
                                                        Glenn O. Head
                                                        President and Trustee

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Glenn O. Head                           Principal Executive                         September 22, 1995
----------------------------                Officer and Trustee
Glenn O. Head

/s/ Joseph I. Benedek                       Principal Financial                         September 22, 1995
----------------------------                and Accounting Officer
Joseph I. Benedek

        *                                   Trustee                                     September 22, 1995
----------------------------
Kathryn S. Head

        *                                   Trustee                                     September 22, 1995
----------------------------
James J. Coy

        *                                   Trustee                                     September 22, 1995
----------------------------
Roger L. Grayson

        *                                   Trustee                                     September 22, 1995
----------------------------
Herbert Rubinstein

        *                                   Trustee                                     September 22, 1995
----------------------------
James M. Srygley

        *                                   Trustee                                     September 22, 1995
----------------------------
John T. Sullivan

        *                                   Trustee                                     September 22, 1995
----------------------------
Rex R. Reed

        *                                   Trustee                                     September 22, 1995
----------------------------
Robert F. Wentworth

*By: /s/ Larry R. Lavoie
     ------------------------
     Larry R. Lavoie
     Attorney-in-fact

                                INDEX TO EXHIBITS

Exhibit
Number
------

                            Description
                            -----------


99.B1                       Declaration of Trust
99.B2                       By-laws
99.B11.1                    Consent of independent accountants
99.B11.2                    Powers of Attorney
27.01                       FDS-High Yield Series
27.02                       FDS-Discovery Series
27.03                       FDS-Blue Chip Series
27.04                       FDS-Growth Series
27.05                       FDS-Cash Management Series
27.06                       FDS-International Securities Series
27.07                       FDS-Government Series
27.08                       FDS-Investment Grade Series
27.09                       FDS-Utilities Income Series
27.10                       FDS-Target Maturity 2007 Series